UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05577

The Glenmede Fund, Inc.

 (Exact name of registrant as specified in charter)

1650 Market Street Suite 4000

Philadelphia, PA 19103

(Address of principal executive offices) (zip code)

Joshua M. Lindauer, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas

41st Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Glenmede Disciplined International Equity Portfolio

Advisor Class | GTCIX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Advisor Class (GTCIX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTCIX	$110	0.96%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +28.62%. The Portfolio compares its performance to the MSCI World Ex-United States Index which had a return of +23.59% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Financials sector, including Deutsche Bank Aktiengesellschaft (DBK) with a Portfolio return of +117.3%.

  Stock selection in the Materials sector, including Barrick Mining Corporation (ABX) with a Portfolio return of +66.3%.

  Stock selection in the Health Care sector, including Genmab A/S (GMAB) with a Portfolio return of +47.5%.

  Stock selection in the Consumer Discretionary sector, including Honda Motor Co., LTD. (TYO: 7267) with a Portfolio return of -21.9%.

  Stock selection in the Information Technology sector, including OBIC Co., Ltd. (TYO: 4684) with a Portfolio return of -16.5%.

  Stock selection in the Communication Services sector, including Royal KPN NV (KPN) with a Portfolio return of -6.4%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTCIX	MSCI World Excluding United States Index
Oct 2015	$10,000	$10,000
Oct 2016	$9,656	$9,773
Oct 2017	$11,680	$11,995
Oct 2018	$10,419	$11,183
Oct 2019	$11,315	$12,423
Oct 2020	$10,059	$11,579
Oct 2021	$13,274	$15,701
Oct 2022	$10,899	$12,241
Oct 2023	$12,543	$13,778
Oct 2024	$15,777	$17,063
Oct 2025	$20,292	$21,087

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
GTCIX	28.62%	15.07%	7.33%
MSCI World Excluding United States Index	23.59%	12.74%	7.75%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$45,774,968
# of Portfolio Holdings	101
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$76,858

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Lasertec Corp.	2.3%
Barrick Mining Corp.	2.0%
Wartsila OYJ Abp	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Lloyds Banking Group PLC	1.7%
SBI Holdings, Inc.	1.6%
AP Moller - Maersk AS, Class B	1.6%
Genmab AS	1.5%
Capgemini SE	1.5%
Fresenius Medical Care AG	1.5%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Country Composition (% of TNA as of 10/31/2025)*

Japan
United Kingdom
Canada
France
Spain
Germany
Switzerland
Australia
United States
Denmark
Netherlands
Hong Kong
Italy
Luxembourg
Finland
Sweden
Belgium
Macau
Brazil
China
Singapore
21.1%
13.7%
12.2%
9.1%
6.5%
6.5%
3.6%
3.2%
3.2%
3.1%
3.0%
2.6%
2.1%
1.8%
1.7%
1.4%
0.9%
0.7%
0.5%
0.5%
0.4%
0%
10%
20%
30%

Value	Value
Singapore	0.4%
China	0.5%
Brazil	0.5%
Macau	0.7%
Belgium	0.9%
Sweden	1.4%
Finland	1.7%
Luxembourg	1.8%
Italy	2.1%
Hong Kong	2.6%
Netherlands	3.0%
Denmark	3.1%
United States	3.2%
Australia	3.2%
Switzerland	3.6%
Germany	6.5%
Spain	6.5%
France	9.1%
Canada	12.2%
United Kingdom	13.7%
Japan	21.1%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative International Equity Portfolio" to the "Glenmede Disciplined International Equity Portfolio."

Effective May 5, 2025, Glenmede Investment Management, the Portfolio's investment advisor, contractually agreed to i) lower the management fee from 0.75% to 0.55%; ii) entered into a new expense limitation agreement and contractually agreed to lower the expense cap for the Portfolio's Advisor Shares from 1.00% to 0.85%; and iii) lowered the shareholder servicing fee for the Portfolio's Advisor Shares from 0.25% to 0.20%. No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Disciplined International Equity Portfolio

Advisor Class | GTCIX

Annual Shareholder Report

October 31, 2025

Glenmede Disciplined International Equity Portfolio

Institutional Class | GTCLX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Institutional Class (GTCLX) (the "Portfolio") for the period of May 12, 2025 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTCLX	$33	0.65%Footnote Reference(a),Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform during the period and what affected its performance?

For the fiscal period ended October 31, 2025, the Portfolio had a total return of +15.84%. The Portfolio compares its performance to the MSCI World Ex-United States Index which had a return of +8.97% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Financials sector, including Deutsche Bank Aktiengesellschaft (DBK) with a Portfolio return of +117.3%.

  Stock selection in the Materials sector, including Barrick Mining Corporation (ABX) with a Portfolio return of +66.3%.

  Stock selection in the Health Care sector, including Genmab A/S (GMAB) with a Portfolio return of +47.5%.

  Stock selection in the Consumer Discretionary sector, including Honda Motor Co., LTD. (TYO: 7267) with a Portfolio return of -21.9%.

  Stock selection in the Information Technology sector, including OBIC Co., Ltd. (TYO: 4684) with a Portfolio return of -16.5%.

  Stock selection in the Communication Services sector, including Royal KPN NV (KPN) with a Portfolio return of -6.4%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTCLXFootnote Reference1	MSCI World Excluding United States Index
Oct 2015	$10,000	$10,000
Oct 2016	$9,675	$9,773
Oct 2017	$11,726	$11,995
Oct 2018	$10,481	$11,183
Oct 2019	$11,406	$12,423
Oct 2020	$10,160	$11,579
Oct 2021	$13,434	$15,701
Oct 2022	$11,053	$12,241
Oct 2023	$12,746	$13,778
Oct 2024	$16,064	$17,063
Oct 2025	$20,704	$21,087

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on May 12, 2025 is based on the performance of Advisor Class shares. For the period beginning May 12, 2025, the actual performance of the Institutional Class Shares is reflected.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	Since Inception 5/12/25
GTCLX	15.84%
MSCI World Excluding United States Index	8.97%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$45,774,968
# of Portfolio Holdings	101
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$76,858

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Lasertec Corp.	2.3%
Barrick Mining Corp.	2.0%
Wartsila OYJ Abp	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Lloyds Banking Group PLC	1.7%
SBI Holdings, Inc.	1.6%
AP Moller - Maersk AS, Class B	1.6%
Genmab AS	1.5%
Capgemini SE	1.5%
Fresenius Medical Care AG	1.5%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Country Composition (% of TNA as of 10/31/2025)*

Value	Value
Singapore	0.4%
China	0.5%
Brazil	0.5%
Macau	0.7%
Belgium	0.9%
Sweden	1.4%
Finland	1.7%
Luxembourg	1.8%
Italy	2.1%
Hong Kong	2.6%
Netherlands	3.0%
Denmark	3.1%
United States	3.2%
Australia	3.2%
Switzerland	3.6%
Germany	6.5%
Spain	6.5%
France	9.1%
Canada	12.2%
United Kingdom	13.7%
Japan	21.1%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the period endedOctober 31, 2025.

Effective February 28, 2025 and prior to the commencement of the Institutional share class, the Portfolio's name changed from the "Glenmede Quantitative International Equity Portfolio" to the "Glenmede Disciplined International Equity Portfolio."

Effective May 5, 2025 and prior to the commencement of the Institutional share class, Glenmede Investment Management, the Portfolio's investment advisor, contractually agreed to lower the management fee from 0.75% to 0.55%. No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Disciplined International Equity Portfolio

Institutional Class | GTCLX

Annual Shareholder Report

October 31, 2025

Glenmede Disciplined U.S. Equity Portfolio

Advisor Class | GTLOX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Advisor Class (GTLOX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLOX	$91	0.86%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +12.19%. The Portfolio compares its performance to the Russell 1000® Index (the “Index”) which had a return of +21.14% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Materials sector, including CRH plc (CRH) with a Portfolio return of +26.6%.

  Stock selection in the Energy sector, including Baker Hughes (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Real Estate sector, including CBRE Group, Inc. (CBRE) with a Portfolio return of +16.4%.

  Relative underexposures to the largest constituents versus the Index, in which six companies contributed approximately 53% of the total return for the Index.

  Stock selection in the Information Technology sector, including Onto Innovation, Inc. (ONTO) with a Portfolio return of -48.9%.

  Stock selection in the Communication Services sector, including Comcast Corporation (CMCSA) with a Portfolio return of -33.9%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTLOX	Russell 1000® Index
Oct 2015	$10,000	$10,000
Oct 2016	$10,234	$10,426
Oct 2017	$12,970	$12,893
Oct 2018	$13,543	$13,793
Oct 2019	$14,412	$15,745
Oct 2020	$14,139	$17,456
Oct 2021	$20,327	$25,051
Oct 2022	$17,707	$20,948
Oct 2023	$18,489	$22,935
Oct 2024	$23,391	$31,666
Oct 2025	$26,241	$38,358

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
GTLOX	12.19%	13.17%	10.13%
Russell 1000® Index	21.14%	17.05%	14.39%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$444,198,997
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$2,885,238

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Alphabet, Inc., Class A	2.2%
Twilio, Inc., Class A	2.2%
Lam Research Corp.	2.1%
Fox Corp., Class A	2.1%
Zoom Communications, Inc.	2.1%
Intel Corp.	2.1%
Arista Networks, Inc.	2.1%
Applied Materials, Inc.	2.0%
Hewlett Packard Enterprise Co.	2.0%
Baker Hughes Co.	2.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Interactive Media & Services
3.2%
Technology Hardware, Storage & Peripherals
3.2%
Banks
3.6%
Health Care Providers & Services
3.7%
Financial Services
4.5%
IT Services
4.6%
Communications Equipment
4.7%
Biotechnology
4.8%
Software
9.2%
Semiconductors & Semiconductor Equipment
12.0%
0%
5%
10%
15%

Value	Value
Semiconductors & Semiconductor Equipment	12.0%
Software	9.2%
Biotechnology	4.8%
Communications Equipment	4.7%
IT Services	4.6%
Financial Services	4.5%
Health Care Providers & Services	3.7%
Banks	3.6%
Technology Hardware, Storage & Peripherals	3.2%
Interactive Media & Services	3.2%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Disciplined U.S. Equity Portfolio

Advisor Class | GTLOX

Annual Shareholder Report

October 31, 2025

Glenmede Disciplined U.S. Equity Portfolio

Institutional Class | GTLIX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Institutional Class (GTLIX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLIX	$70	0.66%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +12.43%. The Portfolio compares its performance to the Russell 1000® Index (the “Index”) which had a return of +21.14% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Materials sector, including CRH plc (CRH) with a Portfolio return of +26.6%.

  Stock selection in the Energy sector, including Baker Hughes (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Real Estate sector, including CBRE Group, Inc. (CBRE) with a Portfolio return of +16.4%.

  Relative underexposures to the largest constituents versus the Index, in which six companies contributed approximately 53% of the total return for the Index.

  Stock selection in the Information Technology sector, including Onto Innovation, Inc. (ONTO) with a Portfolio return of -48.9%.

  Stock selection in the Communication Services sector, including Comcast Corporation (CMCSA) with a Portfolio return of -33.9%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTLIXFootnote Reference1	Russell 1000® Index
Oct 2015	$10,000	$10,000
Oct 2016	$10,258	$10,426
Oct 2017	$13,024	$12,893
Oct 2018	$13,624	$13,793
Oct 2019	$14,534	$15,745
Oct 2020	$14,279	$17,456
Oct 2021	$20,576	$25,051
Oct 2022	$17,957	$20,948
Oct 2023	$18,791	$22,935
Oct 2024	$23,821	$31,666
Oct 2025	$26,782	$38,358

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on December 30, 2015 is based on the performance of Advisor Class shares. For the period beginning December 30, 2015, the actual performance of Institutional Class shares is reflected.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	Since Inception 12/30/15
GTLIX	12.43%	13.40%	10.55%
Russell 1000® Index	21.14%	17.05%	14.62%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$444,198,997
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$2,885,238

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Alphabet, Inc., Class A	2.2%
Twilio, Inc., Class A	2.2%
Lam Research Corp.	2.1%
Fox Corp., Class A	2.1%
Zoom Communications, Inc.	2.1%
Intel Corp.	2.1%
Arista Networks, Inc.	2.1%
Applied Materials, Inc.	2.0%
Hewlett Packard Enterprise Co.	2.0%
Baker Hughes Co.	2.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Semiconductors & Semiconductor Equipment	12.0%
Software	9.2%
Biotechnology	4.8%
Communications Equipment	4.7%
IT Services	4.6%
Financial Services	4.5%
Health Care Providers & Services	3.7%
Banks	3.6%
Technology Hardware, Storage & Peripherals	3.2%
Interactive Media & Services	3.2%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Disciplined U.S. Equity Portfolio

Institutional Class | GTLIX

Annual Shareholder Report

October 31, 2025

Glenmede Disciplined U.S. Growth Equity Portfolio

Advisor Class | GTLLX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Advisor Class (GTLLX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLLX	$95	0.85%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +24.18%. The Portfolio compares its performance to the Russell 1000® Index and the Russell 1000 Growth® Index (the “Growth Index”), each of which had returns of +21.14% and +30.52%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Health Care sector, including Cencora, Inc. (COR) with a Portfolio return of +49.3%.

  Stock selection in the Communication Services sector, including Netflix, Inc. (NFLX) with a Portfolio return of +48.0%.

  Stock selection in the Energy sector, including ONEOK, Inc. (OKE) with a Portfolio return of +4.3%.

  Relative underexposures to the largest constituents versus the Growth Index, in which six companies contributed approximately 66% of the positive return for the Growth Index.

  Stock selection in the Financials sector, including Fiserv, Inc. (FISV) with a Portfolio return of -66.3%.

  Stock selection in the Information Technology sector, including Dynatrace, Inc. (DT) with a Portfolio return of -6.0%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTLLX	Russell 1000® Index	Russell 1000® Growth Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,087	$10,426	$10,228
Oct 2017	$12,916	$12,893	$13,267
Oct 2018	$13,631	$13,793	$14,688
Oct 2019	$16,152	$15,745	$17,200
Oct 2020	$17,878	$17,456	$22,226
Oct 2021	$26,133	$25,051	$31,830
Oct 2022	$21,777	$20,948	$24,001
Oct 2023	$23,266	$22,935	$28,549
Oct 2024	$31,149	$31,666	$41,044
Oct 2025	$38,672	$38,358	$53,572

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
GTLLX	24.18%	16.69%	14.48%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,277,942,324
# of Portfolio Holdings	61
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$7,178,455

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Lam Research Corp.	3.5%
Amphenol Corp., Class A	3.3%
Applied Materials, Inc.	3.3%
Arista Networks, Inc.	3.2%
NVIDIA Corp.	3.2%
Alphabet, Inc., Class A	3.2%
Incyte Corp.	3.1%
Twilio, Inc., Class A	3.0%
Microsoft Corp.	2.8%
Williams-Sonoma, Inc.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Biotechnology
3.7%
Financial Services
3.9%
Entertainment
4.2%
Communications Equipment
4.3%
IT Services
5.2%
Electronic Equipment, Instruments & Components
5.5%
Interactive Media & Services
5.6%
Specialty Retail
7.7%
Semiconductors & Semiconductor Equipment
18.4%
Software
18.8%
0%
5%
10%
15%
20%

Value	Value
Software	18.8%
Semiconductors & Semiconductor Equipment	18.4%
Specialty Retail	7.7%
Interactive Media & Services	5.6%
Electronic Equipment, Instruments & Components	5.5%
IT Services	5.2%
Communications Equipment	4.3%
Entertainment	4.2%
Financial Services	3.9%
Biotechnology	3.7%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Disciplined U.S. Growth Equity Portfolio

Advisor Class | GTLLX

Annual Shareholder Report

October 31, 2025

Glenmede Disciplined U.S. Growth Equity Portfolio

Institutional Class | GTILX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Institutional Class (GTILX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTILX	$73	0.65%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +24.43%. The Portfolio compares its performance to the Russell 1000® Index and the Russell 1000 Growth® Index (the “Growth Index”), each of which had returns of +21.14% and +30.52%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Health Care sector, including Cencora, Inc. (COR) with a Portfolio return of +49.3%.

  Stock selection in the Communication Services sector, including Netflix, Inc. (NFLX) with a Portfolio return of +48.0%.

  Stock selection in the Energy sector, including ONEOK, Inc. (OKE) with a Portfolio return of +4.3%.

  Relative underexposures to the largest constituents versus the Growth Index, in which six companies contributed approximately 66% of the positive return for the Growth Index.

  Stock selection in the Financials sector, including Fiserv, Inc. (FISV) with a Portfolio return of -66.3%.

  Stock selection in the Information Technology sector, including Dynatrace, Inc. (DT) with a Portfolio return of -6.0%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTILXFootnote Reference1	Russell 1000® Index	Russell 1000® Growth Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,109	$10,426	$10,228
Oct 2017	$12,968	$12,893	$13,267
Oct 2018	$13,712	$13,793	$14,688
Oct 2019	$16,281	$15,745	$17,200
Oct 2020	$18,054	$17,456	$22,226
Oct 2021	$26,445	$25,051	$31,830
Oct 2022	$22,084	$20,948	$24,001
Oct 2023	$23,642	$22,935	$28,549
Oct 2024	$31,713	$31,666	$41,044
Oct 2025	$39,462	$38,358	$53,572

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on November 5, 2015 is based on the performance of Advisor Class shares. For the period beginning November 5, 2015, the actual performance of Institutional Class shares is reflected.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	Since Inception 11/5/15
GTILX	24.43%	16.93%	14.67%
Russell 1000® Index	21.14%	17.05%	14.27%
Russell 1000® Growth Index	30.52%	19.24%	18.18%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,277,942,324
# of Portfolio Holdings	61
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$7,178,455

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Lam Research Corp.	3.5%
Amphenol Corp., Class A	3.3%
Applied Materials, Inc.	3.3%
Arista Networks, Inc.	3.2%
NVIDIA Corp.	3.2%
Alphabet, Inc., Class A	3.2%
Incyte Corp.	3.1%
Twilio, Inc., Class A	3.0%
Microsoft Corp.	2.8%
Williams-Sonoma, Inc.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Software	18.8%
Semiconductors & Semiconductor Equipment	18.4%
Specialty Retail	7.7%
Interactive Media & Services	5.6%
Electronic Equipment, Instruments & Components	5.5%
IT Services	5.2%
Communications Equipment	4.3%
Entertainment	4.2%
Financial Services	3.9%
Biotechnology	3.7%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Disciplined U.S. Growth Equity Portfolio

Institutional Class | GTILX

Annual Shareholder Report

October 31, 2025

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Advisor Class | GQSCX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Advisor Class (GQSCX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQSCX	$87	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +5.54%. The Portfolio compares its performance to the S&P 500® Index and Russell 2000® Index, each of which had returns of +21.45% and +14.41%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in Health Care sector, including Terns Pharmaceuticals, Inc (TERN) and Relay Therapeutics, Inc. (RLAY) with Portfolio returns of +286.0% and +54.9%, respectively.

  Stock selection in Industrials sector, including Tutor Perini Corporation (TPC) with a Portfolio return of +159.9%.

  Stock selection in Health Care sector, including CareDx, Inc. (CDNA) and Quanterix Corporation (QTRX) with Portfolio returns of -63.6% and -39.7%, respectively.

  Stock selection in Consumer Discretionary sector, including Abercrombie & Fitch Co. (ANF) with a Portfolio return of -45.0%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GQSCX	S&P 500® Index	Russell 2000® Index
Nov 2017	$10,000	$10,000	$10,000
Oct 2018	$10,285	$10,696	$10,372
Oct 2019	$10,511	$12,228	$10,880
Oct 2020	$9,736	$13,415	$10,865
Oct 2021	$15,426	$19,172	$16,385
Oct 2022	$14,969	$16,371	$13,347
Oct 2023	$14,292	$18,031	$12,204
Oct 2024	$19,215	$24,886	$16,363
Oct 2025	$20,293	$30,225	$18,721

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	Since Inception 11/13/17
GQSCX	5.54%	15.81%	9.28%
S&P 500® Index	21.45%	17.64%	14.88%
Russell 2000® Index	14.41%	11.50%	8.19%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,285,746
# of Portfolio Holdings	130
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$0

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Relay Therapeutics, Inc.	2.1%
Terns Pharmaceuticals, Inc.	2.0%
Resideo Technologies, Inc.	1.7%
EZCORP, Inc., Class A	1.4%
Allient, Inc.	1.3%
Supernus Pharmaceuticals, Inc.	1.3%
Pacira BioSciences, Inc.	1.2%
Constellium SE	1.2%
ACM Research, Inc., Class A	1.2%
Hamilton Insurance Group Ltd., Class B	1.2%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Health Care Providers & Services
3.1%
Trading Companies & Distributors
3.1%
Machinery
3.2%
Health Care Equipment & Supplies
3.7%
Electronic Equipment, Instruments & Components
3.8%
Oil, Gas & Consumable Fuels
4.2%
Biotechnology
4.6%
Pharmaceuticals
5.4%
Software
6.4%
Banks
9.6%
0%
5%
10%

Value	Value
Banks	9.6%
Software	6.4%
Pharmaceuticals	5.4%
Biotechnology	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electronic Equipment, Instruments & Components	3.8%
Health Care Equipment & Supplies	3.7%
Machinery	3.2%
Trading Companies & Distributors	3.1%
Health Care Providers & Services	3.1%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Small Cap Equity Portfolio" to the "Glenmede Disciplined U.S. Small Cap Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Advisor Class | GQSCX

Annual Shareholder Report

October 31, 2025

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Institutional Class | GQSIX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Institutional Class (GQSIX) (the "Portfolio") for the period of May 12, 2025 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQSIX	$33	0.65%Footnote Reference(a),Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform during the period and what affected its performance?

For the fiscal period ended October 31, 2025, the Portfolio had a total return of +13.05%. The Portfolio compares its performance to the S&P 500® Index and Russell 2000® Index, each of which had returns of +17.74% and +23.35%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in Health Care sector, including Terns Pharmaceuticals, Inc (TERN) and Relay Therapeutics, Inc. (RLAY) with Portfolio returns of +286.0% and +54.9%, respectively.

  Stock selection in Industrials sector, including Tutor Perini Corporation (TPC) with a Portfolio return of +159.9%.

  Stock selection in Health Care sector, including CareDx, Inc. (CDNA) and Quanterix Corporation (QTRX) with Portfolio returns of -63.6% and -39.7%, respectively.

  Stock selection in Consumer Discretionary sector, including Abercrombie & Fitch Co. (ANF) with a Portfolio return of -45.0%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GQSIXFootnote Reference1	S&P 500® Index	Russell 2000® Index
Nov 2017	$10,000	$10,000	$10,000
Oct 2018	$10,336	$10,708	$10,398
Oct 2019	$10,584	$12,242	$10,908
Oct 2020	$9,824	$13,431	$10,893
Oct 2021	$15,596	$19,194	$16,427
Oct 2022	$15,164	$16,390	$13,381
Oct 2023	$14,507	$18,052	$12,235
Oct 2024	$19,543	$24,915	$16,404
Oct 2025	$20,676	$30,260	$18,768

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on May 12, 2025 is based on the performance of Advisor Class shares. For the period beginning May 12, 2025, the actual performance of the Institutional Class Shares is reflected.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	Since Inception 5/12/25
GQSIX	13.05%
S&P 500® Index	17.74%
Russell 2000® Index	23.35%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,285,746
# of Portfolio Holdings	130
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$0

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Relay Therapeutics, Inc.	2.1%
Terns Pharmaceuticals, Inc.	2.0%
Resideo Technologies, Inc.	1.7%
EZCORP, Inc., Class A	1.4%
Allient, Inc.	1.3%
Supernus Pharmaceuticals, Inc.	1.3%
Pacira BioSciences, Inc.	1.2%
Constellium SE	1.2%
ACM Research, Inc., Class A	1.2%
Hamilton Insurance Group Ltd., Class B	1.2%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Banks	9.6%
Software	6.4%
Pharmaceuticals	5.4%
Biotechnology	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electronic Equipment, Instruments & Components	3.8%
Health Care Equipment & Supplies	3.7%
Machinery	3.2%
Trading Companies & Distributors	3.1%
Health Care Providers & Services	3.1%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the period endedOctober 31, 2025.

Effective February 28, 2025 and prior to the commencement of the Institutional share class, the Portfolio's name changed from the "Glenmede Quantitative U.S. Small Cap Equity Portfolio" to the "Glenmede Disciplined U.S. Small Cap Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Institutional Class | GQSIX

Annual Shareholder Report

October 31, 2025

Glenmede Disciplined U.S. Value Equity Portfolio

Advisor Class | GQLVX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Disciplined U.S. Value Equity Portfolio - Advisor Class (GQLVX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQLVX	$89	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +8.56%. The Portfolio compares its performance to the Russell 1000® Index and Russell 1000® Value Index, each of which had returns of +21.14% and +11.15%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Consumer Discretionary sector, including eBay, Inc. (EBAY) with a Portfolio return of +43.6%

  Stock selection in the Materials sector, including Newmont Corporation (NEM) with a Portfolio return of +53.9%.

  Stock selection in the Energy sector, including TechnipFMC plc (FTI) with a Portfolio return of +41.8%.

  Stock selection in the Consumer Staples sector, including General Mills, Inc. (GIS) with a Portfolio return of -24.4%.

  Stock selection in the Health Care sector, including Centene Corporation (CNC) with a Portfolio return of -46.9%.

  Stock selection in the Communication Services sector, including Comcast Corporation (CMCSA) with a Portfolio return of -33.9%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GQLVX	Russell 1000® Index	Russell 1000® Value Index
Nov 2017	$10,000	$10,000	$10,000
Oct 2018	$9,931	$10,665	$10,310
Oct 2019	$10,659	$12,174	$11,466
Oct 2020	$9,573	$13,497	$10,598
Oct 2021	$14,040	$19,370	$15,236
Oct 2022	$13,550	$16,197	$14,170
Oct 2023	$13,352	$17,733	$14,189
Oct 2024	$16,890	$24,484	$18,584
Oct 2025	$18,335	$29,659	$20,655

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	Since Inception 11/13/17
GQLVX	8.56%	13.88%	7.91%
Russell 1000® Index	21.14%	17.05%	14.62%
Russell 1000® Value Index	11.15%	14.28%	9.53%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,259,165
# of Portfolio Holdings	86
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$0

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Intel Corp.	3.1%
Newmont Corp.	2.8%
CME Group, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Fox Corp., Class A	2.3%
Exelon Corp.	2.2%
U.S. Bancorp	2.2%
Zoom Communications, Inc.	2.2%
Johnson Controls International PLC	2.2%
Bristol-Myers Squibb Co.	2.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Building Products
3.6%
Financial Services
4.1%
Semiconductors & Semiconductor Equipment
4.5%
Oil, Gas & Consumable Fuels
4.6%
Electric Utilities
4.7%
Media
5.0%
Pharmaceuticals
5.1%
Capital Markets
6.0%
Health Care Providers & Services
6.1%
Banks
6.7%
0%
5%
10%

Value	Value
Banks	6.7%
Health Care Providers & Services	6.1%
Capital Markets	6.0%
Pharmaceuticals	5.1%
Media	5.0%
Electric Utilities	4.7%
Oil, Gas & Consumable Fuels	4.6%
Semiconductors & Semiconductor Equipment	4.5%
Financial Services	4.1%
Building Products	3.6%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Value Equity Portfolio" to the "Glenmede Disciplined U.S. Value Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Disciplined U.S. Value Equity Portfolio

Advisor Class | GQLVX

Annual Shareholder Report

October 31, 2025

Glenmede Environmental Accountability Portfolio

Advisor Class | RESGX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Environmental Accountability Portfolio - Advisor Class (RESGX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
RESGX	$89	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +9.36%. The Portfolio compares its performance to the Russell 1000® Index (the “Index”) which had a return of +21.14% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Energy sector, including Baker Hughes (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Materials sector, including CRH plc (CRH) with a Portfolio return of +26.6%.

  Stock selection in the Financials sector, including Citigroup, Inc. (C) with a Portfolio return of +62.6%.

  Relative underexposures to the largest constituents versus the Index, in which six companies contributed approximately 53% of the positive return for the Index.

  Stock selection in the Information Technology sector, including Onto Innovation, Inc. (ONTO) with a Portfolio return of -47.5%.

  Stock selection in the Communication Services sector, including Omnicom Group Inc. (OMC) with a Portfolio return of -23.1%.

Portfolio Performance

Total Return Based on $10,000 Investment

	RESGX	Russell 1000® Index
Dec 2015	$10,000	$10,000
Oct 2016	$10,887	$10,709
Oct 2017	$13,764	$13,244
Oct 2018	$14,453	$14,168
Oct 2019	$15,434	$16,173
Oct 2020	$15,568	$17,930
Oct 2021	$22,777	$25,732
Oct 2022	$19,585	$21,518
Oct 2023	$20,044	$23,558
Oct 2024	$25,342	$32,527
Oct 2025	$27,715	$39,402

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	Since Inception 12/22/15
RESGX	9.36%	12.23%	10.89%
Russell 1000® Index	21.14%	17.05%	14.92%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$21,372,446
# of Portfolio Holdings	77
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$25,994

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Alphabet, Inc., Class A	2.7%
Baker Hughes Co.	2.6%
CRH PLC	2.5%
Hewlett Packard Enterprise Co.	2.4%
Zoom Communications, Inc.	2.4%
TJX Cos., Inc.	2.4%
General Motors Co.	2.4%
CBRE Group, Inc., Class A	2.3%
CME Group, Inc.	2.2%
Cognizant Technology Solutions Corp., Class A	2.2%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Specialty Retail
3.3%
Financial Services
3.3%
Pharmaceuticals
3.4%
Communications Equipment
4.0%
Banks
4.2%
Capital Markets
4.2%
Interactive Media & Services
5.4%
IT Services
5.9%
Software
8.9%
Semiconductors & Semiconductor Equipment
9.2%
0%
5%
10%

Value	Value
Semiconductors & Semiconductor Equipment	9.2%
Software	8.9%
IT Services	5.9%
Interactive Media & Services	5.4%
Capital Markets	4.2%
Banks	4.2%
Communications Equipment	4.0%
Pharmaceuticals	3.4%
Financial Services	3.3%
Specialty Retail	3.3%

Material Portfolio Changes

This is a summary of certain planned changes to the Portfolio during the year endedOctober 31, 2025.

On September 4, 2025, the Fund's Board approved changes to the principal investment strategies of the Environmental Accountability Portfolio. The Portfolio will be repositioned to invest in equity securities, such as common stocks of U.S. mid to large-cap companies that meet the Portfolio's thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions. In connection with the Portfolio's repositioning, the "Environmental Accountability Portfolio" will change its name to "Energy Resilience Portfolio." These changes are expected to become effective on or about November 4, 2025. No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Environmental Accountability Portfolio

Advisor Class | RESGX

Annual Shareholder Report

October 31, 2025

Glenmede Equity Income Portfolio

Advisor Class | GEQIX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Equity Income Portfolio - Advisor Class (GEQIX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GEQIX	$87	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +5.52%. The Portfolio compares its performance to the S&P 500® Index (the “S&P 500”) and the Russell 1000® Value Index, each of which had returns of +21.45% and +11.15%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Relative underweight to the Real Estate sector, which had a return of -1.5% for the S&P 500.

  Stock selection in the Energy Sector, including Phillips 66 (PSX) with a Portfolio return of +16.0%.

  Stock selection in the Health Care sector, including Quest Diagnostics Incorporated (DGX) with a Portfolio return of +15.8%.

  Relative underweight to the Information Technology sector, which had a return of +37.5% for the S&P 500.

  Stock selection in the Information Technology sector, including Texas Instruments Incorporated (TXN) with a Portfolio return of -17.9%, and the Portfolio not holding NVIDIA Corporation (NVDA) which had a return of +52.6% that added +3.6% to the S&P 500 annual return.

  Stock selection in the Consumer Discretionary sector, including Starbucks Corporation (SBUX) with a Portfolio return of -15.1%, and the Portfolio not holding Tesla, Inc. (TSLA) which had a return of +82.7% that added +1.2% to the S&P 500 annual return.

Portfolio Performance

Total Return Based on $10,000 Investment

	GEQIX	S&P 500® Index	Russell 1000® Value Index
Dec 2016	$10,000	$10,000	$10,000
Oct 2017	$11,177	$11,532	$10,736
Oct 2018	$11,489	$12,380	$11,062
Oct 2019	$13,177	$14,153	$12,302
Oct 2020	$13,127	$15,528	$11,371
Oct 2021	$17,869	$22,191	$16,347
Oct 2022	$17,387	$18,949	$15,203
Oct 2023	$17,283	$20,871	$15,224
Oct 2024	$21,611	$28,805	$19,940
Oct 2025	$22,803	$34,984	$22,162

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	Since Inception 12/21/16
GEQIX	5.52%	11.68%	9.75%
S&P 500® Index	21.45%	17.64%	15.21%
Russell 1000® Value Index	11.15%	14.28%	9.39%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$14,430,505
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$26,772

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

JPMorgan Chase & Co.	4.2%
TE Connectivity PLC	4.1%
RTX Corp.	3.5%
Cisco Systems, Inc.	3.4%
Morgan Stanley	3.2%
Allstate Corp.	3.0%
Charles Schwab Corp.	2.8%
Ferguson Enterprises, Inc.	2.8%
DTE Energy Co.	2.7%
McDonald's Corp.	2.7%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Chemicals
3.5%
Electronic Equipment, Instruments & Components
4.1%
Specialty Retail
4.1%
Hotels, Restaurants & Leisure
4.2%
Oil, Gas & Consumable Fuels
4.2%
Insurance
4.4%
Machinery
5.7%
Health Care Equipment & Supplies
5.9%
Banks
6.1%
Capital Markets
9.9%
0%
5%
10%

Value	Value
Capital Markets	9.9%
Banks	6.1%
Health Care Equipment & Supplies	5.9%
Machinery	5.7%
Insurance	4.4%
Oil, Gas & Consumable Fuels	4.2%
Hotels, Restaurants & Leisure	4.2%
Specialty Retail	4.1%
Electronic Equipment, Instruments & Components	4.1%
Chemicals	3.5%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Equity Income Portfolio

Advisor Class | GEQIX

Annual Shareholder Report

October 31, 2025

Glenmede Long/Short Equity Portfolio

Advisor Class | GTAPX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Advisor Class (GTAPX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTAPX	$271	2.55%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +12.47%. The Portfolio compares its performance to the Russell 3000® Index, the Bloomberg U.S. Treasury Bellwether 3-Month Index, and a Blended Index comprised of 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index, each of which had returns of +20.81%, +4.40% and +9.28%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Information Technology sector, including Sanmina Corporation (SANM) with a Portfolio return of +95.5%

  Stock selection in the Materials sector, including Commercial Metals Company (CMC) with a Portfolio return of +11.9%.

  Stock selection in the Energy sector, including Baker Hughes Company (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Communication Services sector, including a short position in Take-Two Interactive Software, Inc. (TTWO) with a Portfolio return of -58.6%.

  Stock selection in the Financials sector, including a short position in Coinbase Global, Inc. (COIN) with a Portfolio return of -58.8%.

  Stock selection in the Health Care sector, including Centene Corporation (CNC) with a Portfolio return of -59.0%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTAPX	Russell 3000® Index	Bloomberg U.S. Treasury Bellwether 3-Month Index	Blended IndexFootnote Reference1
Oct 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$10,062	$10,424	$10,032	$10,160
Oct 2017	$11,360	$12,924	$10,106	$10,898
Oct 2018	$11,087	$13,776	$10,276	$11,257
Oct 2019	$10,607	$15,635	$10,526	$11,928
Oct 2020	$9,857	$17,221	$10,623	$12,436
Oct 2021	$11,534	$24,782	$10,628	$13,917
Oct 2022	$12,533	$20,688	$10,713	$13,325
Oct 2023	$13,226	$22,422	$11,243	$14,150
Oct 2024	$14,355	$30,910	$11,853	$16,199
Oct 2025	$16,145	$37,343	$12,374	$17,702

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
GTAPX	12.47%	10.37%	4.91%
Russell 3000® Index	20.81%	16.74%	14.08%
Bloomberg U.S. Treasury Bellwether 3-Month Index	4.40%	3.10%	2.15%
Blended Index	9.28%	7.32%	5.88%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$38,944,891
# of Portfolio Holdings	134
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$335,327

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Amphenol Corp., Class A	2.4%
Sanmina Corp.	2.4%
Lam Research Corp.	2.4%
AECOM	2.4%
MGIC Investment Corp.	2.2%
Janus Henderson Group PLC	2.2%
ITT, Inc.	2.2%
Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.1%
NiSource, Inc.	2.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Semiconductors & Semiconductor Equipment
4.9%
Aerospace & Defense
5.5%
Insurance
5.7%
Trading Companies & Distributors
5.9%
Electronic Equipment, Instruments & Components
6.1%
IT Services
7.6%
Machinery
7.8%
Specialty Retail
8.0%
Financial Services
9.8%
Capital Markets
9.8%
0%
5%
10%

Value	Value
Capital Markets	9.8%
Financial Services	9.8%
Specialty Retail	8.0%
Machinery	7.8%
IT Services	7.6%
Electronic Equipment, Instruments & Components	6.1%
Trading Companies & Distributors	5.9%
Insurance	5.7%
Aerospace & Defense	5.5%
Semiconductors & Semiconductor Equipment	4.9%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Long/Short Equity Portfolio

Advisor Class | GTAPX

Annual Shareholder Report

October 31, 2025

Glenmede Long/Short Equity Portfolio

Institutional Class | GTLSX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Institutional Class (GTLSX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTLSX	$249	2.34%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +12.62%. The Portfolio compares its performance to the Russell 3000® Index, the Bloomberg U.S. Treasury Bellwether 3-Month Index, and a Blended Index comprised of 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index, each of which had returns of +20.81%, +4.40% and +9.28%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Information Technology sector, including Sanmina Corporation (SANM) with a Portfolio return of +95.5%

  Stock selection in the Materials sector, including Commercial Metals Company (CMC) with a Portfolio return of +11.9%.

  Stock selection in the Energy sector, including Baker Hughes Company (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Communication Services sector, including a short position in Take-Two Interactive Software, Inc. (TTWO) with a Portfolio return of -58.6%.

  Stock selection in the Financials sector, including a short position in Coinbase Global, Inc. (COIN) with a Portfolio return of -58.8%.

  Stock selection in the Health Care sector, including Centene Corporation (CNC) with a Portfolio return of -59.0%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTLSXFootnote Reference1	Russell 3000® Index	Bloomberg U.S. Treasury Bellwether 3-Month Index	Blended IndexFootnote Reference2
Oct 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$9,972	$10,424	$10,032	$10,160
Oct 2017	$11,159	$12,924	$10,106	$10,898
Oct 2018	$10,791	$13,776	$10,276	$11,257
Oct 2019	$10,240	$15,635	$10,526	$11,928
Oct 2020	$9,545	$17,221	$10,623	$12,436
Oct 2021	$11,192	$24,782	$10,628	$13,917
Oct 2022	$12,184	$20,688	$10,713	$13,325
Oct 2023	$12,882	$22,422	$11,243	$14,150
Oct 2024	$14,008	$30,910	$11,853	$16,199
Oct 2025	$15,776	$37,343	$12,374	$17,702

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on September 13, 2019 is based on the performance of Advisor Class shares. For the period beginning September 13, 2019, the actual performance of Institutional Class shares is reflected.
Footnote[2]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	Since Inception 9/13/19
GTLSX	12.62%	10.57%	7.20%
Russell 3000® Index	20.81%	16.74%	15.46%
Bloomberg U.S. Treasury Bellwether 3-Month Index	4.40%	3.10%	2.73%
Blended Index	9.28%	7.32%	6.75%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$38,944,891
# of Portfolio Holdings	134
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$335,327

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Amphenol Corp., Class A	2.4%
Sanmina Corp.	2.4%
Lam Research Corp.	2.4%
AECOM	2.4%
MGIC Investment Corp.	2.2%
Janus Henderson Group PLC	2.2%
ITT, Inc.	2.2%
Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.1%
NiSource, Inc.	2.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Capital Markets	9.8%
Financial Services	9.8%
Specialty Retail	8.0%
Machinery	7.8%
IT Services	7.6%
Electronic Equipment, Instruments & Components	6.1%
Trading Companies & Distributors	5.9%
Insurance	5.7%
Aerospace & Defense	5.5%
Semiconductors & Semiconductor Equipment	4.9%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Long/Short Equity Portfolio

Institutional Class | GTLSX

Annual Shareholder Report

October 31, 2025

Glenmede Small Cap Equity Portfolio

Advisor Class | GTCSX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Advisor Class (GTCSX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCSX	$90	0.92%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of -3.52%. The Portfolio compares its performance to the S&P 500® Index, Russell 2000® Index, and the Russell 2000® Value Index, each of which had returns of +21.45%, +14.41%, and +9.87%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Real Estate sector, including Cushman & Wakefield Plc (CWK) with a Portfolio return of +15.87%.

  Stock selection in the Financials sector, including Virtu Financial, Inc. (VIRT) with a Portfolio return of +16.43%.

  Stock selection in the Utilities sector, including Northwest Natural Holding Co. (NWN) with a Portfolio return of +22.64%.

  Stock selection in the Health Care sector, including Evolent Health Inc (EVH) with a Portfolio return of -71.43%.

  Stock selection in the Information Technology sector, including ASGN Incorporated (ASGN) with a Portfolio return of -51.40%.

  Stock selection in the Industrials sector, including Boise Cascade Co. (BCC) with a Portfolio return of -46.56%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTCSX	S&P 500® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$9,957	$10,451	$10,411	$10,881
Oct 2017	$12,729	$12,921	$13,311	$13,581
Oct 2018	$12,656	$13,870	$13,557	$13,500
Oct 2019	$12,326	$15,857	$14,222	$13,935
Oct 2020	$12,124	$17,397	$14,203	$11,995
Oct 2021	$19,369	$24,862	$21,418	$19,708
Oct 2022	$18,092	$21,230	$17,447	$17,594
Oct 2023	$17,543	$23,383	$15,953	$15,847
Oct 2024	$22,504	$32,272	$21,388	$20,881
Oct 2025	$21,720	$39,196	$24,471	$22,943

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
GTCSX	(3.52%)	12.37%	8.07%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 2000® Value Index	9.87%	13.85%	8.66%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,060,227,063
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$6,397,521

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

WESCO International, Inc.	2.2%
CACI International, Inc., Class A	2.0%
Stifel Financial Corp.	2.0%
TTM Technologies, Inc.	1.9%
Dycom Industries, Inc.	1.8%
Frontdoor, Inc.	1.8%
Ameris Bancorp	1.7%
HealthEquity, Inc.	1.6%
FNB Corp.	1.6%
Hillenbrand, Inc.	1.6%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Construction & Engineering
3.3%
Financial Services
3.3%
IT Services
3.4%
Specialty Retail
3.6%
Oil, Gas & Consumable Fuels
3.6%
Health Care Equipment & Supplies
3.8%
Professional Services
4.3%
Capital Markets
4.6%
Software
5.6%
Banks
10.8%
0%
5%
10%
15%

Value	Value
Banks	10.8%
Software	5.6%
Capital Markets	4.6%
Professional Services	4.3%
Health Care Equipment & Supplies	3.8%
Oil, Gas & Consumable Fuels	3.6%
Specialty Retail	3.6%
IT Services	3.4%
Financial Services	3.3%
Construction & Engineering	3.3%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Small Cap Equity Portfolio

Advisor Class | GTCSX

Annual Shareholder Report

October 31, 2025

Glenmede Small Cap Equity Portfolio

Institutional Class | GTSCX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Institutional Class (GTSCX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSCX	$71	0.72%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of -3.31%. The Portfolio compares its performance to the S&P 500® Index, Russell 2000® Index, and the Russell 2000® Value Index, each of which had returns of +21.45%, +14.41%, and +9.87%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Real Estate sector, including Cushman & Wakefield Plc (CWK) with a Portfolio return of +15.87%.

  Stock selection in the Financials sector, including Virtu Financial, Inc. (VIRT) with a Portfolio return of +16.43%.

  Stock selection in the Utilities sector, including Northwest Natural Holding Co. (NWN) with a Portfolio return of +22.64%.

  Stock selection in the Health Care sector, including Evolent Health Inc (EVH) with a Portfolio return of -71.43%.

  Stock selection in the Information Technology sector, including ASGN Incorporated (ASGN) with a Portfolio return of -51.40%.

  Stock selection in the Industrials sector, including Boise Cascade Co. (BCC) with a Portfolio return of -46.56%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTSCX	S&P 500® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$9,975	$10,451	$10,411	$10,881
Oct 2017	$12,778	$12,921	$13,311	$13,581
Oct 2018	$12,732	$13,870	$13,557	$13,500
Oct 2019	$12,429	$15,857	$14,222	$13,935
Oct 2020	$12,250	$17,397	$14,203	$11,995
Oct 2021	$19,604	$24,862	$21,418	$19,708
Oct 2022	$18,352	$21,230	$17,447	$17,594
Oct 2023	$17,825	$23,383	$15,953	$15,847
Oct 2024	$22,920	$32,272	$21,388	$20,881
Oct 2025	$22,163	$39,196	$24,471	$22,943

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
GTSCX	(3.31%)	12.59%	8.28%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 2000® Value Index	9.87%	13.85%	8.66%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,060,227,063
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$6,397,521

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

WESCO International, Inc.	2.2%
CACI International, Inc., Class A	2.0%
Stifel Financial Corp.	2.0%
TTM Technologies, Inc.	1.9%
Dycom Industries, Inc.	1.8%
Frontdoor, Inc.	1.8%
Ameris Bancorp	1.7%
HealthEquity, Inc.	1.6%
FNB Corp.	1.6%
Hillenbrand, Inc.	1.6%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Banks	10.8%
Software	5.6%
Capital Markets	4.6%
Professional Services	4.3%
Health Care Equipment & Supplies	3.8%
Oil, Gas & Consumable Fuels	3.6%
Specialty Retail	3.6%
IT Services	3.4%
Financial Services	3.3%
Construction & Engineering	3.3%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Small Cap Equity Portfolio

Institutional Class | GTSCX

Annual Shareholder Report

October 31, 2025

Glenmede SMID Core Equity Portfolio

Advisor Class | GWILX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede SMID Core Equity Portfolio - Advisor Class (GWILX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GWILX	$89	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +8.93%. The Portfolio compares its performance to the Russell 3000® Index, the Russell 2500® Index, and the Russell 1000® Index, each of which had returns of +20.81%, +11.94% and +21.14%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Consumer Discretionary sector, including eBay, Inc. (EBAY) with a Portfolio return of +58.80%.

  Stock selection in the Materials sector, including Steel Dynamics, Inc. (STLD) with a Portfolio return of +14.95%.

  Stock selection in the Real Estate sector, including Jones Lang LaSalle Inc. (JLL) with a Portfolio return of +20.44%.

  Stock selection in the Information Technology sector, including Dynatrace, Inc. (DT) with a Portfolio return of -6.00%.

  Stock selection in the Financials sector, including Virtus Investment Partners, Inc. (VRTS) with a Portfolio return of -16.64%.

  Stock selection in the Health Care sector, including Centene Corp. (CNC) with a Portfolio return of -46.92%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GWILXFootnote Reference1Footnote Reference2	Russell 3000® Index	Russell 2500® Index	Russell 1000® Index
Dec 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$10,773	$10,708	$10,756	$10,709
Oct 2017	$13,370	$13,276	$13,410	$13,244
Oct 2018	$13,819	$14,152	$13,786	$14,168
Oct 2019	$15,167	$16,061	$15,005	$16,173
Oct 2020	$14,840	$17,691	$15,323	$17,930
Oct 2021	$21,361	$25,457	$22,897	$25,732
Oct 2022	$18,553	$21,252	$18,872	$21,518
Oct 2023	$19,321	$23,033	$17,999	$23,558
Oct 2024	$25,319	$31,752	$23,953	$32,527
Oct 2025	$27,581	$38,361	$26,813	$39,402

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	Effective September 2, 2025, the Portfolio changed its primary broad-based benchmark from the Russell 1000 Index to the Russell 3000 Index and added the Russell 2500 Index as a secondary performance benchmark in connection with certain changes to the Portfolio's principal investment strategies.
Footnote[2]	The Portfolio's returns for the period between December 22, 2015 and September 1, 2025, are the returns of the Portfolio when it followed different investment strategies and process under the name Glenmede Women in Leadership U.S. Equity Portfolio.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	Since Inception 12/22/15
GWILX	8.93%	13.20%	10.83%
Russell 3000® Index	20.81%	16.74%	14.60%
Russell 2500® Index	11.94%	11.84%	10.52%
Russell 1000® Index	21.14%	17.05%	14.92%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$6,039,391
# of Portfolio Holdings	26
Portfolio Turnover Rate	132%
Total Advisory Fees Paid	$0

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

CACI International, Inc., Class A	4.8%
WESCO International, Inc.	4.7%
EMCOR Group, Inc.	4.4%
Black Hills Corp.	4.4%
Certara, Inc.	4.3%
Hayward Holdings, Inc.	4.2%
Edwards Lifesciences Corp.	4.2%
Dynatrace, Inc.	4.1%
LKQ Corp.	4.1%
Zoom Communications, Inc.	4.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Banks
4.0%
Distributors
4.0%
Building Products
4.2%
Health Care Technology
4.3%
Multi-Utilities
4.4%
Construction & Engineering
4.4%
Trading Companies & Distributors
4.7%
Software
8.2%
Health Care Equipment & Supplies
8.2%
Professional Services
8.5%
0%
5%
10%

Value	Value
Professional Services	8.5%
Health Care Equipment & Supplies	8.2%
Software	8.2%
Trading Companies & Distributors	4.7%
Construction & Engineering	4.4%
Multi-Utilities	4.4%
Health Care Technology	4.3%
Building Products	4.2%
Distributors	4.0%
Banks	4.0%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective September 2, 2025, the Portfolio changed its investment objective and principal investment strategy (the “Repositioning”) to invest in undervalued equity securities, such as common stocks and preferred stocks of U.S. SMID cap companies. In connection with the Repositioning, the name of the Portfolio was changed from "Glenmede Women in Leadership U.S. Equity Portfolio" to "Glenmede SMID Core Equity Portfolio." Additionally, the Portfolio’s primary broad-based benchmark changed from the Russell 1000 Index to the Russell 3000 Index. No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede SMID Core Equity Portfolio

Advisor Class | GWILX

Annual Shareholder Report

October 31, 2025

Glenmede Strategic Equity Portfolio

Advisor Class | GTCEX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Strategic Equity Portfolio - Advisor Class (GTCEX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCEX	$95	0.89%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +13.86%. The Portfolio compares its performance to the S&P 500® Index (the “S&P 500”) and the Dow Jones Industrial Average Index, each of which had returns of +21.45% and +15.84%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Communications sector, including Alphabet Inc. (GOOG) with a Portfolio return of +63.9%.

  Relative underweight to the Consumer Staples sector, which had a return of +1.0% for the S&P 500.

  Relative underweight to the Real Estate sector, which had a return of -1.5% for the S&P 500.

   Stock selection in the Information Technology sector, including Gartner, Inc. (IT) with a Portfolio return of -50.6%, and the Portfolio not holding NVIDIA Corporation (NVDA) which had a return of +52.6% that added +3.6% to the S&P 500 annual return.

  Stock selection in the Industrials sector, including Old Dominion Freight Line, Inc. (ODFL) with a Portfolio return of -31.4%.

  Stock selection in the Financials sector, including Global Payments Inc. (GPN) with a Portfolio return of -23.3%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTCEX	S&P 500® Index	Dow Jones Industrial Average Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,522	$10,451	$10,549
Oct 2017	$13,450	$12,921	$13,932
Oct 2018	$14,142	$13,870	$15,306
Oct 2019	$16,194	$15,857	$16,885
Oct 2020	$16,164	$17,397	$16,943
Oct 2021	$23,044	$24,862	$23,336
Oct 2022	$19,830	$21,230	$21,762
Oct 2023	$21,809	$23,383	$22,451
Oct 2024	$27,993	$32,272	$28,929
Oct 2025	$31,874	$39,196	$33,512

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
GTCEX	13.86%	14.54%	12.29%
S&P 500® Index	21.45%	17.64%	14.64%
Dow Jones Industrial Average Index	15.84%	14.61%	12.85%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$148,639,698
# of Portfolio Holdings	40
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$885,791

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Alphabet, Inc., Class C	8.8%
Amphenol Corp., Class A	6.7%
Microsoft Corp.	6.0%
Apple, Inc.	4.8%
Oracle Corp.	4.5%
Mastercard, Inc., Class A	4.1%
Booking Holdings, Inc.	3.6%
JPMorgan Chase & Co.	3.4%
Amazon.com, Inc.	2.8%
Martin Marietta Materials, Inc.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Ground Transportation
3.4%
Technology Hardware, Storage & Peripherals
4.8%
Life Sciences Tools & Services
5.0%
Hotels, Restaurants & Leisure
5.2%
Financial Services
5.3%
Specialty Retail
5.4%
Banks
5.4%
Electronic Equipment, Instruments & Components
6.7%
Interactive Media & Services
8.8%
Software
12.4%
0%
5%
10%
15%

Value	Value
Software	12.4%
Interactive Media & Services	8.8%
Electronic Equipment, Instruments & Components	6.7%
Banks	5.4%
Specialty Retail	5.4%
Financial Services	5.3%
Hotels, Restaurants & Leisure	5.2%
Life Sciences Tools & Services	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Ground Transportation	3.4%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Strategic Equity Portfolio

Advisor Class | GTCEX

Annual Shareholder Report

October 31, 2025

Glenmede Total Market Plus Equity Portfolio

Advisor Class | GTTMX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Total Market Plus Equity Portfolio - Advisor Class (GTTMX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTTMX	$221	2.04%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +16.85%. The Portfolio compares its performance to the Russell 3000 ® Index which had a return of +20.81% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Consumer Discretionary sector, including eBay Inc. (EBAY) with a Portfolio return of +43.6%.

  Stock selection in the Industrials sector, including EMCOR Group, Inc. (EME) with a Portfolio return of +51.8%.

  Stock selection in the Energy sector, including APA Corporation (APA) with a Portfolio return of +46.3%.

  Stock selection in the Information Technology sector, including ON Semiconductor Corporation (ON) with a Portfolio return of -44.6%.

  Stock selection in the Communication Services sector, including Comcast Corporation (CMCSA) with a Portfolio return of -33.9%.

  Stock selection in the Financials sector, including PayPal Holdings, Inc. (PYPL) with a Portfolio return of -12.6%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTTMX	Russell 3000® Index
Oct 2015	$10,000	$10,000
Oct 2016	$10,037	$10,424
Oct 2017	$12,966	$12,924
Oct 2018	$13,356	$13,776
Oct 2019	$13,905	$15,635
Oct 2020	$12,679	$17,221
Oct 2021	$21,094	$24,782
Oct 2022	$19,457	$20,688
Oct 2023	$18,776	$22,422
Oct 2024	$23,400	$30,910
Oct 2025	$27,343	$37,343

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
GTTMX	16.85%	16.61%	10.58%
Russell 3000® Index	20.81%	16.74%	14.08%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$31,329,349
# of Portfolio Holdings	171
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$233,584

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Sanmina Corp.	3.1%
EMCOR Group, Inc.	2.9%
Incyte Corp.	2.6%
Lam Research Corp.	2.6%
MGIC Investment Corp.	2.6%
Hewlett Packard Enterprise Co.	2.5%
Twilio, Inc., Class A	2.3%
Commercial Metals Co.	2.3%
eBay, Inc.	2.3%
F5, Inc.	2.2%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 10/31/2025)*

Hotels, Restaurants & Leisure
5.4%
Construction & Engineering
5.7%
Specialty Retail
5.9%
Media
5.9%
Biotechnology
6.1%
Software
6.8%
Machinery
6.9%
IT Services
8.6%
Financial Services
10.2%
Semiconductors & Semiconductor Equipment
11.7%
0%
5%
10%
15%

Value	Value
Semiconductors & Semiconductor Equipment	11.7%
Financial Services	10.2%
IT Services	8.6%
Machinery	6.9%
Software	6.8%
Biotechnology	6.1%
Media	5.9%
Specialty Retail	5.9%
Construction & Engineering	5.7%
Hotels, Restaurants & Leisure	5.4%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Total Market Equity Portfolio" to the "Glenmede Total Market Plus Equity Portfolio." No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Total Market Plus Equity Portfolio

Advisor Class | GTTMX

Annual Shareholder Report

October 31, 2025

Glenmede Global Secured Options Portfolio

Advisor Class | NOVIX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Advisor Class (NOVIX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
NOVIX	$106	0.96%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +19.81. The Portfolio compares its performance to the MSCI ACWI Index (the “ACWI Index”) and the Blended PutWrite Index (the “PutWrite Index”), each of which had returns of +22.64% and +11.93%, respectively, over the same period.

 Top Contributors

 Top Detractors

  The Portfolio’s total return outperformed the PutWrite Index by +8.28% net.

  The Portfolio’s higher upside potential (higher strike selection) relative to the PutWrite Index allowed for more of the upside participation of the ACWI Index’s underlying equity exposure, which returned +22.64%.

  The Portfolio’s overweight to MSCI Emerging Markets Index benefitted the Portfolio’s total return, as the MSCI Emerging Markets Index returned +28.65%.

  Cash-secured put options limited the Portfolio’s upside potential relative to the ACWI Index, which returned +22.64%.

  The realized volatility of the ACWI Index was greater than the market’s expected volatility during the year, with a slight negative impact on the Portfolio’s performance.

  The Portfolio’s underweight to MSCI EAFA Index negatively impacted the Portfolio’s total return, as the MSCI EAFA Index Returned +23.79%.

Portfolio Performance

Total Return Based on $10,000 Investment

	NOVIX	MSCI All Country World Index Net	Blended PutWrite IndexFootnote Reference1
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$9,853	$10,205	$10,377
Oct 2017	$10,931	$12,573	$11,536
Oct 2018	$10,847	$12,508	$11,226
Oct 2019	$11,776	$14,082	$11,538
Oct 2020	$11,650	$14,771	$10,230
Oct 2021	$14,166	$20,277	$12,957
Oct 2022	$12,274	$16,230	$11,755
Oct 2023	$13,838	$17,935	$12,568
Oct 2024	$16,785	$23,816	$14,305
Oct 2025	$20,145	$29,208	$16,010

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
NOVIX	19.81%	11.57%	7.25%
MSCI All Country World Index Net	22.64%	14.61%	11.31%
Blended PutWrite Index	11.93%	9.37%	4.82%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$17,371,924
# of Portfolio Holdings	13
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 10/31/2025)

Value	Value
Exchange-Traded Funds	37.2%
Purchased and Written Options	27.8%Footnote Reference(a)
Money Market Fund	24.0%
U.S. Treasury Bills	10.1%
Repurchase Agreements	0.0%Footnote Reference(b)
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 54.3% and -26.5%, respectively, as of October 31, 2025.
Footnote(b)	Rounds to less than 0.1%.

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective May 5, 2025, Glenmede Investment Management, the Portfolio’s investment advisor entered into a new expense limitation agreement and contractually agreed to lower the expense cap for the Portfolio’s Advisor Shares from 1.00% to 0.85%. No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Global Secured Options Portfolio

Advisor Class | NOVIX

Annual Shareholder Report

October 31, 2025

Glenmede Global Secured Options Portfolio

Institutional Class | NOVLX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Institutional Class (NOVLX) (the "Portfolio") for the period of May 12, 2025 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the period?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
NOVLX	$33	0.65%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform during the period and what affected its performance?

For the fiscal period ended October 31, 2025, the Portfolio had a total return of +14.36%. The Portfolio compares its performance to the MSCI ACWI Index (the “ACWI Index”) and the Blended PutWrite Index (the “PutWrite Index”), each of which had returns of +19.57% and +9.74%, respectively, over the same period.

 Top Contributors

 Top Detractors

  The Portfolio’s total return outperformed the PutWrite Index by +8.28% net.

  The Portfolio’s higher upside potential (higher strike selection) relative to the PutWrite Index allowed for more of the upside participation of the ACWI Index’s underlying equity exposure, which returned +22.64%.

  The Portfolio’s overweight to MSCI Emerging Markets Index benefitted the Portfolio’s total return, as the MSCI Emerging Markets Index returned +28.65%.

  Cash-secured put options limited the Portfolio’s upside potential relative to the ACWI Index, which returned +22.64%.

  The realized volatility of the ACWI Index was greater than the market’s expected volatility during the year, with a slight negative impact on the Portfolio’s performance.

  The Portfolio’s underweight to MSCI EAFA Index negatively impacted the Portfolio’s total return, as the MSCI EAFA Index Returned +23.79%.

Portfolio Performance

Total Return Based on $10,000 Investment

	NOVLXFootnote Reference1	MSCI All Country World Index Net	Blended PutWrite IndexFootnote Reference2
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$9,873	$10,205	$10,377
Oct 2017	$10,974	$12,573	$11,536
Oct 2018	$10,912	$12,508	$11,226
Oct 2019	$11,870	$14,082	$11,538
Oct 2020	$11,767	$14,771	$10,230
Oct 2021	$14,336	$20,277	$12,957
Oct 2022	$12,447	$16,230	$11,755
Oct 2023	$14,060	$17,935	$12,568
Oct 2024	$17,089	$23,816	$14,305
Oct 2025	$20,543	$29,208	$16,010

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on May 12, 2025 is based on the performance of Advisor Class shares. For the period beginning May 12, 2025, the actual performance of the Institutional Class Shares is reflected.
Footnote[2]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	Since Inception 5/12/25
NOVLX	14.36%
MSCI All Country World Index Net	19.57%
Blended PutWrite Index	9.74%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$17,371,924
# of Portfolio Holdings	13
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 10/31/2025)

Value	Value
Exchange-Traded Funds	37.2%
Purchased and Written Options	27.8%Footnote Reference(a)
Money Market Fund	24.0%
U.S. Treasury Bills	10.1%
Repurchase Agreements	0.0%Footnote Reference(b)
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 54.3% and -26.5%, respectively, as of October 31, 2025.
Footnote(b)	Rounds to less than 0.1%.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Global Secured Options Portfolio

Institutional Class | NOVLX

Annual Shareholder Report

October 31, 2025

Glenmede Secured Options Portfolio

Advisor Class | GTSOX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Advisor Class (GTSOX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSOX	$91	0.87%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +9.36%. The Portfolio compares its performance to the S&P 500® Index and the CBOE S&P 500® PutWrite Index (the “PutWrite Index”), each of which had returns of +21.45% and +11.17%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Cash-secured put options had a cash yield of +4.6% per annum.

  Equity Risk Premium earned was +8.4%.

  The Portfolio’s process of cycling through monthly expirations (replacing expiring options with new options) added +2.3% to the Portfolio’s total return relative to the PutWrite Index.

  The S&P 500 Volatility Risk Premium with a monthly expiration cycle loss of -0.90%.

  The PutWrite Index underperformed the CBOE S&P® 500 Buy-Write Index by -0.30%.

  The Portfolio’s defensive positioning (lower strike selection) caused a -1.1% of underperformance relative to the PutWrite Index.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTSOX	S&P 500® Index	CBOE S&P 500® Put-Write Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,508	$10,451	$10,461
Oct 2017	$11,300	$12,921	$11,695
Oct 2018	$11,617	$13,870	$11,894
Oct 2019	$12,597	$15,857	$12,425
Oct 2020	$12,156	$17,397	$11,633
Oct 2021	$15,448	$24,862	$15,396
Oct 2022	$13,703	$21,230	$14,219
Oct 2023	$15,253	$23,383	$15,899
Oct 2024	$17,661	$32,272	$18,753
Oct 2025	$19,314	$39,196	$20,845

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	10 Years
GTSOX	9.36%	9.70%	6.80%
S&P 500® Index	21.45%	17.64%	14.64%
CBOE S&P 500® Put-Write Index	11.17%	12.37%	7.62%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$433,116,753
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$3,015,125

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 10/31/2025)

Value	Value
Purchased and Written Options	67.4%Footnote Reference(a)
U.S. Treasury Bills	18.8%
Exchange-Traded Funds	7.8%
Money Market Fund	6.1%
Repurchase Agreements	0.0%Footnote Reference(b)
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 128.1% and -60.7%, respectively, as of October 31, 2025.
Footnote(b)	Rounds to less than 0.1%.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Secured Options Portfolio

Advisor Class | GTSOX

Annual Shareholder Report

October 31, 2025

Glenmede Secured Options Portfolio

Institutional Class | GLSOX

Annual Shareholder Report

October 31, 2025

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Institutional Class (GLSOX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLSOX	$70	0.67%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +9.49%. The Portfolio compares its performance to the S&P 500® Index and the CBOE S&P 500® PutWrite Index, each of which had returns +21.45% and +11.17%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Cash-secured put options had a cash yield of +4.6% per annum.

  Equity Risk Premium earned was +8.4%.

  The Portfolio’s process of cycling through monthly expirations (replacing expiring options with new options) added +2.3% to the Portfolio’s total return relative to the PutWrite Index.

  The S&P 500 Volatility Risk Premium with a monthly expiration cycle loss of -0.90%.

  The PutWrite Index underperformed the CBOE S&P® 500 Buy-Write Index by -0.30%.

  The Portfolio’s defensive positioning (lower strike selection) caused a -1.1% of underperformance relative to the PutWrite Index.

Portfolio Performance

Total Return Based on $10,000 Investment

	GLSOXFootnote Reference1	S&P 500® Index	CBOE S&P 500® Put-Write Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,529	$10,451	$10,461
Oct 2017	$11,340	$12,921	$11,695
Oct 2018	$11,677	$13,870	$11,894
Oct 2019	$12,697	$15,857	$12,425
Oct 2020	$12,277	$17,397	$11,633
Oct 2021	$15,635	$24,862	$15,396
Oct 2022	$13,891	$21,230	$14,219
Oct 2023	$15,488	$23,383	$15,899
Oct 2024	$17,983	$32,272	$18,753
Oct 2025	$19,691	$39,196	$20,845

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on November 9, 2016 is based on the performance of Advisor Class shares. For the period beginning November 9, 2016, the actual performance of Institutional Class shares is reflected.

Average Annual Total Returns (% period ended 10/31/2025)

AATR	1 Year	5 Years	Since Inception 11/9/16
GLSOX	9.49%	9.91%	7.07%
S&P 500® Index	21.45%	17.64%	15.63%
CBOE S&P 500® Put-Write Index	11.17%	12.37%	7.92%

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$433,116,753
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$3,015,125

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 10/31/2025)

Value	Value
Purchased and Written Options	67.4%Footnote Reference(a)
U.S. Treasury Bills	18.8%
Exchange-Traded Funds	7.8%
Money Market Fund	6.1%
Repurchase Agreements	0.0%Footnote Reference(b)
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 128.1% and -60.7%, respectively, as of October 31, 2025.
Footnote(b)	Rounds to less than 0.1%.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Secured Options Portfolio

Institutional Class | GLSOX

Annual Shareholder Report

October 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

As of October 31, 2025, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2025, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed under Item 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Harry Wong, who is “independent” as defined in Item 3(a)(2) of this Form.

Item 4. Principal Accountant Fees and Services.

Effective January 11, 2024, Cohen & Company, Ltd. (“Cohen”) served as the independent registered public accounting firm for the Registrant for the remainder of the fiscal year ended October 31, 2024. For the fiscal year ended October 31, 2023 and the subsequent interim period through January 11, 2024, the firm of PricewaterhouseCoopers LLP (“PwC”) served as the independent registered public accounting firm for the Registrant.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by PwC and Cohen, as applicable, for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $246,100 and $245,000 for the fiscal years ended October 31, 2024 and October 31, 2025, respectively.

(b) Audit-Related Fees.

There were no fees billed for the fiscal years ended October 31, 2024 and October 31, 2025 for assurance and related services by PwC and Cohen, as applicable, that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by PwC and Cohen, as applicable, for the review of the Registrant’s tax returns, other tax-related filings, excise tax calculations and final income distributions for liquidating funds were $65,000 and $67,750 for the fiscal years ended October 31, 2024 and October 31, 2025, respectively.

(d) All Other Fees.

There were no other fees billed for the fiscal years ended October 31, 2024 and October 31, 2025 for products and services provided PwC and Cohen, as applicable, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2) Percentage of Services.

There were no services described in (b) through (d) of this Item (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on Cohen’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2025 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees and services billed by PwC and Cohen, as applicable, for each of the last two fiscal years were $77,000 and $0 for the fiscal years ended October 31, 2024 and October 31, 2025, respectively, as described above.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments are included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

The Glenmede Fund, Inc.
Annual Financial Statements and Other Information
October 31, 2025

The Glenmede Fund, Inc.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
1

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
October 31, 2025
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Assets:
Investments at value[1]	$442,708,140	$1,272,578,636	$2,246,525
Repurchase agreements at value[1]	2,142,182	7,164,824	—
Receivable from Advisor	—	—	6,578
Receivable for securities sold	—	—	14,717
Receivable for fund shares sold	17,239	33,697	—
Dividends receivable	272,679	327,100	2,053
Interest receivable	69	231	—
Securities lending income receivable	135	7	—
Prepaid expenses	16,877	39,685	62
Total assets	445,157,321	1,280,144,180	2,269,935
Liabilities:
Due to custodian	—	—	3,876
Payable for fund shares redeemed	535,840	1,077,427	—
Payable for Management fees	207,810	590,509	1,058
Payable for Directors’ fees	25,958	63,984	103
Payable for Shareholder Servicing fees	68,629	178,383	385
Accrued expenses	120,087	291,553	5,348
Total liabilities	958,324	2,201,856	10,770
Net Assets	$444,198,997	$1,277,942,324	$2,259,165
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$19,916	$40,317	$166
Paid-in capital in excess of par value	253,775,221	593,426,374	1,736,535
Total distributable earnings	190,403,860	684,475,633	522,464
Total Net Assets	$444,198,997	$1,277,942,324	$2,259,165
Shares Outstanding[2]	19,916,402	40,317,364	166,320
Net Asset Value Per Share	$—	$—	$13.58
Advisor Class — based on net assets of $403,168,899 and $1,061,329,166, respectively and shares outstanding of 18,076,136 and 33,507,321, respectively	$22.30	$31.67	$—
Institutional Class — based on net assets of $41,030,098 and $216,613,158, respectively and shares outstanding of 1,840,266 and 6,810,043, respectively	$22.30	$31.81	$—
[1] Investments at cost	$314,742,403	$759,474,366	$1,868,384
[2] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
2

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2025
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Environmental Accountability Portfolio
Assets:
Investments at value[1], 2	$2,400,528	$46,810,267	$21,253,391
Repurchase agreements at value[1]	—	269,251	151,247
Foreign currency, at value[3]	—	150,223	—
Receivable from Advisor	10,414	14,730	17,201
Receivable for securities sold	16,381	—	—
Receivable for fund shares sold	—	386,467	—
Dividends receivable	668	94,868	8,845
Interest receivable	—	9	5
Securities lending income receivable	15	260	—
Foreign tax reclaims receivable	—	118,171	—
Prepaid expenses	66	655	678
Total assets	2,428,072	47,844,901	21,431,367
Liabilities:
Due to custodian	4,757	—	—
Obligation to return securities lending collateral	130,269	2,033,970	—
Payable for fund shares redeemed	—	—	34,297
Payable for Management fees	1,077	21,018	9,945
Payable for Directors’ fees	105	1,627	1,096
Payable for Shareholder Servicing fees	44	1,959	3,616
Accrued expenses	6,074	11,359	9,967
Total liabilities	142,326	2,069,933	58,921
Net Assets	$2,285,746	$45,774,968	$21,372,446
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$156	$2,279	$1,252
Paid-in capital in excess of par value	1,746,999	34,182,137	14,906,997
Total distributable earnings	538,591	11,590,552	6,464,197
Total Net Assets	$2,285,746	$45,774,968	$21,372,446
Shares Outstanding[4]	155,914	2,278,901	1,251,532
Net Asset Value Per Share	$—	$—	$17.08
Advisor Class — based on net assets of $258,189 and $11,607,221, respectively and shares outstanding of 17,594 and 577,158, respectively	$14.67	$20.11	$—
Institutional Class — based on net assets of $2,027,557 and $34,167,747, respectively and shares outstanding of 138,320 and 1,701,743, respectively	$14.66	$20.08	$—
[1] Investments at cost	$1,927,157	$37,770,421	$16,317,260
[2] Market value of securities on loan	$211,109	$1,943,718	$—
[3] Foreign currency at cost	$—	$153,630	$—
[4] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	80,000,000	120,000,000	—
Authorized shares - Institutional Class	80,000,000	120,000,000	—
See Notes to Financial Statements.
3

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2025
	SMID Core Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Assets:
Investments at value[1], 2	$5,953,137	$37,157,391	$40,283,754
Repurchase agreements at value[1]	20,160	1,407,178	64,407
Receivable from Advisor	81,307	7,319	3,538
Receivable for fund shares sold	100	227	—
Dividends receivable	3,396	22,122	28,337
Interest receivable	1	77,761	2
Securities lending income receivable	29	—	—
Cash collateral on deposit at broker (Note 1)	—	23,995,483	—
Prepaid expenses	588	1,349	603
Total assets	6,058,718	62,668,830	40,380,641
Liabilities:
Securities sold short, at value[3]	—	23,640,187	8,926,234
Due to custodian	—	6,643	3,597
Obligation to return securities lending collateral	—	4,388	68,000
Line of credit interest payable	—	913	—
Payable for fund shares redeemed	—	2,656	80
Dividend payable on securities sold short	—	7,795	1,926
Payable for Management fees	2,820	32,564	22,812
Payable for Directors’ fees	919	2,229	1,562
Payable for Shareholder Servicing fees	1,025	6,289	5,368
Accrued expenses	14,563	20,275	21,713
Total liabilities	19,327	23,723,939	9,051,292
Net Assets	$6,039,391	$38,944,891	$31,329,349
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$366	$2,715	$1,516
Paid-in capital in excess of par value	3,339,222	15,371,928	12,919,993
Total distributable earnings	2,699,803	23,570,248	18,407,840
Total Net Assets	$6,039,391	$38,944,891	$31,329,349
Shares Outstanding[4]	365,866	2,715,330	1,516,489
Net Asset Value Per Share	$—	$—	$20.66
Advisor Class — based on net assets of $6,039,391 and $37,151,779, respectively and shares outstanding of 365,866 and 2,591,252, respectively	$16.51	$14.34	$—
Institutional Class — based on net assets of $1,793,112 and shares outstanding of 124,078	$—	$14.45	$—
[1] Investments at cost	$6,021,585	$24,917,085	$28,073,807
[2] Market value of securities on loan	$213,357	$4,370	$66,640
[3] Proceeds from securities sold short	$—	$28,501,403	$10,159,114
[4] Authorized shares	—	—	120,000,000
Authorized shares - Advisor Class	80,000,000	120,000,000	—
Authorized shares - Institutional Class	80,000,000	120,000,000	—
See Notes to Financial Statements.
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2025
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Assets:
Investments at value[1], 2	$148,299,291	$1,103,044,090	$14,406,025
Repurchase agreements at value[1]	173,019	17,445,960	20,633
Receivable from Advisor	—	—	5,355
Receivable for securities sold	349,911	—	—
Receivable for fund shares sold	—	567,630	—
Dividends receivable	76,105	416,413	17,161
Interest receivable	6	562	—
Securities lending income receivable	—	4,388	—
Prepaid expenses	3,051	36,211	484
Total assets	148,901,383	1,121,515,254	14,449,658
Liabilities:
Obligation to return securities lending collateral	—	58,867,443	—
Payable for fund shares redeemed	115,278	1,464,473	—
Payable for Management fees	68,964	501,968	6,819
Payable for Directors’ fees	7,937	57,338	760
Payable for Shareholder Servicing fees	25,077	111,683	2,480
Accrued expenses	44,429	285,286	9,094
Total liabilities	261,685	61,288,191	19,153
Net Assets	$148,639,698	$1,060,227,063	$14,430,505
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$4,877	$32,416	$929
Paid-in capital in excess of par value	27,094,309	818,677,597	7,599,901
Total distributable earnings	121,540,512	241,517,050	6,829,675
Total Net Assets	$148,639,698	$1,060,227,063	$14,430,505
Shares Outstanding[3]	4,877,369	32,416,212	929,092
Net Asset Value Per Share	$30.48	$—	$15.53
Advisor Class — based on net assets of $379,638,298 and shares outstanding of 12,194,595	$—	$31.13	$—
Institutional Class — based on net assets of $680,588,765 and shares outstanding of 20,221,617	$—	$33.66	$—
[1] Investments at cost	$53,360,232	$929,239,548	$9,269,750
[2] Market value of securities on loan	$—	$58,300,092	$—
[3] Authorized shares	150,000,000	—	80,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
October 31, 2025
	Secured Options Portfolio	Global Secured Options Portfolio
Assets:
Investments at value[1]	$696,323,600	$21,825,805
Repurchase agreements at value[1]	19,719	892
Receivable from Advisor	—	9,183
Receivable for fund shares sold	56,713	1,084
Interest receivable	1	—
Cash collateral on deposit at broker (Note 1)	25,077	150,700
Foreign tax reclaims receivable	—	291
Prepaid expenses	16,933	278
Total assets	696,442,043	21,988,233
Liabilities:
Options written, at value[2]	262,790,580	4,593,125
Payable for fund shares redeemed	179,319	544
Payable for Management fees	201,274	6,614
Payable for Directors’ fees	27,286	708
Payable for Shareholder Servicing fees	6,000	2,072
Accrued expenses	120,831	13,246
Total liabilities	263,325,290	4,616,309
Net Assets	$433,116,753	$17,371,924
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$29,361	$3,124
Paid-in capital in excess of par value	377,592,512	21,386,707
Total distributable earnings/(accumulated losses)	55,494,880	(4,017,907)
Total Net Assets	$433,116,753	$17,371,924
Shares Outstanding[3]	29,360,513	3,123,587
Advisor Class — based on net assets of $35,380,946 and $15,384,120, respectively and shares outstanding of 2,440,370 and 2,766,309, respectively	$14.50	$5.56
Institutional Class — based on net assets of $397,735,807 and $1,987,804, respectively and shares outstanding of 26,920,143 and 357,278, respectively	$14.77	$5.56
[1] Investments at cost	$631,403,311	$19,678,420
[2] Premiums received from options written	$227,430,353	$4,126,495
[3] Authorized shares - Advisor Class	160,000,000	120,000,000
Authorized shares - Institutional Class	160,000,000	120,000,000
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Operations
For the Year Ended October 31, 2025
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Investment income:
Dividends	$8,174,584	$8,278,020	$52,320
Interest	33,967	88,920	248
Income from security lending, net	1,623	5,057	8
Total investment income	8,210,174	8,371,997	52,576
Expenses:
Management fees	2,885,238	7,178,455	11,675
Administration, transfer agent and custody fees	213,501	462,548	27,571
Professional fees	92,062	177,604	22,011
Shareholder report expenses	39,605	114,281	1,017
Shareholder servicing fees	—	—	4,245
Shareholder servicing fees (Advisor Class)	958,848	2,161,031	—
Directors’ fees and expenses	114,304	278,353	463
Interest expense	990	7,059	—
Registration and filing fees	44,680	64,342	4,971
Other expenses	90,838	208,039	1,902
Total expenses	4,440,066	10,651,712	73,855
Less expenses waived/reimbursed	—	—	(55,812)
Net expenses	4,440,066	10,651,712	18,043
Net investment income (loss)	3,770,108	(2,279,715)	34,533
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	74,935,341	191,054,560	141,604
Net change in unrealized gain (loss) on:
Investments	(23,236,811)	96,752,808	2,520
Net realized and unrealized gain	51,698,530	287,807,368	144,124
Net increase in net assets resulting from operations	$55,468,638	$285,527,653	$178,657
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2025
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Environmental Accountability Portfolio
Investment income:
Dividends[1]	$25,262	$789,329	$331,699
Interest	266	3,970	1,716
Income from security lending, net	106	2,028	55
Total investment income	25,634	795,327	333,470
Expenses:
Management fees	11,870	215,055	122,682
Administration, transfer agent and custody fees	31,793	46,050	33,838
Professional fees	25,142	33,078	43,322
Shareholder report expenses	1,017	22,210	9,525
Shareholder servicing fees	—	—	44,612
Shareholder servicing fees (Advisor Class)	2,508	43,670	—
Directors’ fees and expenses	477	6,807	4,917
Interest expense	—	473	—
Registration and filing fees	44,922	43,421	21,880
Other expenses	2,669	6,907	5,494
Total expenses	120,398	417,671	286,270
Less expenses waived/reimbursed	(103,862)	(138,197)	(96,688)
Net expenses	16,536	279,474	189,582
Net investment income	9,098	515,853	143,888
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	67,412	2,282,894	1,543,481
Foreign currency transactions	—	(15,515)	—
Net realized gain	67,412	2,267,379	1,543,481
Net change in unrealized gain on:
Investments	46,162	6,200,341	197,012
Foreign currency translation	—	2,399	—
Net change in unrealized gain	46,162	6,202,740	197,012
Net realized and unrealized gain	113,574	8,470,119	1,740,493
Net increase in net assets resulting from operations	$122,672	$8,985,972	$1,884,381

[1]	The Disciplined U.S. Small Cap Equity Portfolio, the Disciplined International Equity Portfolio and the Environmental Accountability Portfolio had foreign dividend withholding taxes of $181, $426,638 and $83, respectively.
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2025
	SMID Core Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Investment income:
Dividends	$273,685	$669,895	$656,084
Interest	1,321	1,163,794	1,740
Income from security lending, net	222	235	41
Total investment income	275,228	1,833,924	657,865
Expenses:
Management fees	98,178	545,765	382,439
Administration, transfer agent and custody fees	33,832	47,819	33,927
Professional fees	84,118	32,491	31,039
Shareholder report expenses	18,325	6,704	3,734
Shareholder servicing fees	—	—	63,740
Shareholder servicing fees (Advisor Class)	35,701	73,649	—
Dividends on securities sold short	—	589,274	177,255
Directors’ fees and expenses	4,560	9,826	6,884
Interest expense	316	913	—
Short position flex fees	—	—	76,489
Registration and filing fees	21,764	35,582	20,724
Other expenses	4,883	9,784	3,927
Total expenses	301,677	1,351,807	800,158
Less expenses waived/reimbursed	(149,631)	(210,438)	(148,855)
Net expenses	152,046	1,141,369	651,303
Net investment income	123,182	692,555	6,562
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,217,235	6,057,804	6,388,725
Securities sold short	—	(1,066,309)	(773,128)
Net realized gain	6,217,235	4,991,495	5,615,597
Net change in unrealized gain (loss) on:
Investments	(4,858,761)	(852,599)	(1,575,570)
Securities sold short	—	608,058	953,681
Net change in unrealized loss	(4,858,761)	(244,541)	(621,889)
Net realized and unrealized gain	1,358,474	4,746,954	4,993,708
Net increase in net assets resulting from operations	$1,481,656	$5,439,509	$5,000,270
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2025
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Investment income:
Dividends[1]	$1,925,683	$15,667,892	$383,210
Interest	7,604	190,141	873
Income from security lending, net	60	48,023	40
Total investment income	1,933,347	15,906,056	384,123
Expenses:
Management fees	885,791	6,397,521	85,005
Administration, transfer agent and custody fees	84,435	501,512	32,919
Professional fees	53,678	184,610	26,513
Shareholder report expenses	8,784	218,217	1,755
Shareholder servicing fees	322,106	—	30,911
Shareholder servicing fees (Advisor Class)	—	1,066,260	—
Shareholder servicing fees (Institutional Class)	—	368,340	—
Directors’ fees and expenses	35,853	261,294	3,389
Interest expense	323	544	—
Registration and filing fees	21,503	53,439	4,759
Other expenses	16,686	194,698	4,165
Total expenses	1,429,159	9,246,435	189,416
Less expenses waived/reimbursed	—	—	(58,233)
Net expenses	1,429,159	9,246,435	131,183
Net investment income	504,188	6,659,621	252,940
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	30,911,232	84,594,442	1,885,453
Net change in unrealized loss on:
Investments	(11,976,651)	(138,453,135)	(1,344,651)
Net realized and unrealized gain (loss)	18,934,581	(53,858,693)	540,802
Net increase (decrease) in net assets resulting from operations	$19,438,769	$(47,199,072)	$793,742

[1]	The Small Cap Equity Portfolio had foreign dividend withholding taxes of $86,224.
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Year Ended October 31, 2025
	Secured Options Portfolio	Global Secured Options Portfolio
Investment income:
Dividends[1]	$1,776,367	$100,796
Interest	4,119,401	39,674
Total investment income	5,895,768	140,470
Expenses:
Management fees	3,015,125	79,611
Administration, transfer agent and custody fees	218,957	38,260
Professional fees	113,538	29,153
Shareholder report expenses	31,354	3,134
Shareholder servicing fees (Advisor Class)	75,119	27,229
Directors’ fees and expenses	125,186	3,079
Interest expense	19,272	2,485
Registration and filing fees	43,107	40,286
Other expenses	95,915	3,392
Total expenses	3,737,573	226,629
Less expenses waived/reimbursed	—	(90,592)
Net expenses	3,737,573	136,037
Net investment income	2,158,195	4,433
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(659)	(109,892)
Purchased options	(15,639,422)	(312,996)
Options written	56,061,307	1,392,878
Net realized gain	40,421,226	969,990
Net change in unrealized gain (loss) on:
Investments	5,601,175	1,509,793
Purchased options	10,891,502	578,610
Options Written	(11,783,647)	(452,234)
Net change in unrealized gain	4,709,030	1,636,169
Net realized and unrealized gain	45,130,256	2,606,159
Net increase in net assets resulting from operations	$47,288,451	$2,610,592

[1]	The Global Secured Options Portfolio had foreign dividend withholding taxes of $32,184.
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Year Ended October 31, 2025
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,770,108	$(2,279,715)	$34,533
Net realized gain on:
Investment transactions	74,935,341	191,054,560	141,604
Net change in unrealized gain (loss) on:
Investments	(23,236,811)	96,752,808	2,520
Net increase in net assets resulting from operations	55,468,638	285,527,653	178,657
Distributions:
Distributions from earnings	—	—	(252,586)
Distributions from earnings: Advisor Class	(122,965,972)	(358,456,082)	—
Distributions from earnings: Institutional Class	(10,982,583)	(77,998,447)	—
Total distributions	(133,948,555)	(436,454,529)	(252,586)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(165,219,492)	(37,112,458)	249,293
Net increase (decrease) in net assets	(243,699,409)	(188,039,334)	175,364
NET ASSETS:
Beginning of year	687,898,406	1,465,981,658	2,083,801
End of year	$444,198,997	$1,277,942,324	$2,259,165

For the Year Ended October 31, 2024
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,231,244	$(241,750)	$34,691
Net realized gain on:
Investment transactions	156,286,740	508,142,369	220,642
Net change in unrealized gain on:
Investments	20,056,750	14,720,179	179,522
Net increase in net assets resulting from operations	183,574,734	522,620,798	434,855
Distributions from earnings	—	—	(47,148)
Distributions from earnings: Advisor Class	(58,391,317)	(56,277,743)	—
Distributions from earnings: Institutional Class	(3,994,712)	(43,854,939)	—
Total distributions	(62,386,029)	(100,132,682)	(47,148)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(190,822,750)	(884,241,763)	56,515
Net increase (decrease) in net assets	(69,634,045)	(461,753,647)	444,222
NET ASSETS:
Beginning of year	757,532,451	1,927,735,305	1,639,579
End of year	$687,898,406	$1,465,981,658	$2,083,801
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2025
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Environmental Accountability Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$9,098	$515,853	$143,888
Net realized gain (loss) on:
Investment transactions	67,412	2,282,894	1,543,481
Foreign currency transactions	—	(15,515)	—
Net change in unrealized gain on:
Investments	46,162	6,200,341	197,012
Foreign currency translations	—	2,399	—
Net increase in net assets resulting from operations	122,672	8,985,972	1,884,381
Distributions:
Distributions from earnings	—	—	(2,830,114)
Distributions from earnings: Advisor Class	(214,695)	(1,678,735)	—
Distributions from earnings: Institutional Class	(8,013)	(368,064)	—
Total distributions	(222,708)	(2,046,799)	(2,830,114)
Net increase (decrease) in net assets from capital share transactions (See note 5)	170,247	13,006,257	(1,608,319)
Net increase (decrease) in net assets	70,211	19,945,430	(2,554,052)
NET ASSETS:
Beginning of year	2,215,535	25,829,538	23,926,498
End of year	$2,285,746	$45,774,968	$21,372,446

For the Year Ended October 31, 2024
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Environmental Accountability Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$10,827	$703,231	$219,873
Net realized gain (loss) on:
Investment transactions	218,687	2,876,608	2,886,867
Foreign currency transactions	—	(15,201)	—
Net change in unrealized gain (loss) on:
Investments	280,722	2,206,552	2,415,568
Foreign currency translations	—	(2,909)	—
Net increase in net assets resulting from operations	510,236	5,768,281	5,522,308
Distributions from earnings	(11,116)	(846,783)	(2,055,533)
Total distributions	(11,116)	(846,783)	(2,055,533)
Net increase (decrease) in net assets from capital share transactions (See note 5)	266,767	(1,693,391)	(1,293,499)
Net increase in net assets	765,887	3,228,107	2,173,276
NET ASSETS:
Beginning of year	1,449,648	22,601,431	21,753,222
End of year	$2,215,535	$25,829,538	$23,926,498
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2025
	SMID Core Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$123,182	$692,555	$6,562
Net realized gain (loss) on:
Investment transactions	6,217,235	6,057,804	6,388,725
Securities sold short	—	(1,066,309)	(773,128)
Net change in unrealized gain (loss) on:
Investments	(4,858,761)	(852,599)	(1,575,570)
Securities sold short	—	608,058	953,681
Net increase in net assets resulting from operations	1,481,656	5,439,509	5,000,270
Distributions:
Distributions from earnings	—	—	(4,596,677)
Distributions from earnings: Advisor Class	(2,813,943)	(3,673,900)	—
Distributions from earnings: Institutional Class	—	(895,141)	—
Total distributions	(2,813,943)	(4,569,041)	(4,596,677)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(15,485,048)	(8,044,742)	(4,873,476)
Net increase (decrease) in net assets	(16,817,335)	(7,174,274)	(4,469,883)
NET ASSETS:
Beginning of year	22,856,726	46,119,165	35,799,232
End of year	$6,039,391	$38,944,891	$31,329,349

For the Year Ended October 31, 2024
	SMID Core Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$199,351	$1,153,128	$60,482
Net realized gain (loss) on:
Investment transactions	3,019,647	6,634,059	6,525,804
Securities sold short	—	(2,675,389)	(1,377,178)
Net change in unrealized gain (loss) on:
Investments	2,503,302	5,283,413	4,709,754
Securities sold short	—	(6,502,294)	(1,770,012)
Net increase in net assets resulting from operations	5,722,300	3,892,917	8,148,850
Distributions from earnings	(1,110,292)	—	(2,053,909)
Distributions from earnings: Advisor Class	—	(4,223,744)	—
Distributions from earnings: Institutional Class	—	(905,209)	—
Total distributions	(1,110,292)	(5,128,953)	(2,053,909)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,270,745)	(3,003,419)	(6,155,739)
Net increase (decrease) in net assets	3,341,263	(4,239,455)	(60,798)
NET ASSETS:
Beginning of year	19,515,463	50,358,620	35,860,030
End of year	$22,856,726	$46,119,165	$35,799,232
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2025
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$504,188	$6,659,621	$252,940
Net realized gain on:
Investment transactions	30,911,232	84,594,442	1,885,453
Net change in unrealized loss on:
Investments	(11,976,651)	(138,453,135)	(1,344,651)
Net increase (decrease) in net assets resulting from operations	19,438,769	(47,199,072)	793,742
Distributions:
Distributions from earnings	(18,507,812)	—	(1,520,187)
Distributions from earnings: Advisor Class	—	(19,965,950)	—
Distributions from earnings: Institutional Class	—	(33,162,910)	—
Total distributions	(18,507,812)	(53,128,860)	(1,520,187)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(32,024,506)	(114,002,144)	(3,534,836)
Net increase (decrease) in net assets	(31,093,549)	(214,330,076)	(4,261,281)
NET ASSETS:
Beginning of year	179,733,247	1,274,557,139	18,691,786
End of year	$148,639,698	$1,060,227,063	$14,430,505

For the Year Ended October 31, 2024
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$672,745	$6,367,303	$333,848
Net realized gain on:
Investment transactions	19,263,153	48,463,344	1,387,603
Net change in unrealized gain on:
Investments	24,107,876	219,498,284	2,517,541
Net increase in net assets resulting from operations	44,043,774	274,328,931	4,238,992
Distributions from earnings	(29,821,306)	—	(1,377,692)
Distributions from earnings: Advisor Class	—	(36,353,713)	—
Distributions from earnings: Institutional Class	—	(47,433,211)	—
Total distributions	(29,821,306)	(83,786,924)	(1,377,692)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(375,643)	131,453,870	(2,668,523)
Net increase in net assets	13,846,825	321,995,877	192,777
NET ASSETS:
Beginning of year	165,886,422	952,561,262	18,499,009
End of year	$179,733,247	$1,274,557,139	$18,691,786
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Year Ended October 31, 2025
	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,158,195	$4,433
Net realized gain (loss) on:
Investment transactions	(659)	(109,892)
Purchased options	(15,639,422)	(312,996)
Options written	56,061,307	1,392,878
Net change in unrealized gain (loss) on:
Investments	5,601,175	1,509,793
Purchased options	10,891,502	578,610
Options written	(11,783,647)	(452,234)
Net increase in net assets resulting from operations	47,288,451	2,610,592
Distributions:
Distributions from earnings: Advisor Class	(4,640,638)	(3,717,147)
Distributions from earnings: Institutional Class	(64,160,175)	(2,950)
Total distributions	(68,800,813)	(3,720,097)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(156,507,545)	(1,452,578)
Net increase (decrease) in net assets	(178,019,907)	(2,562,083)
NET ASSETS:
Beginning of year	611,136,660	19,934,007
End of year	$433,116,753	$17,371,924

For the Year Ended October 31, 2024
	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,887,969	$142,418
Net realized gain (loss) on:
Investment transactions	610	750,590
Purchased options	153,623,212	5,083,529
Options Written	(82,818,151)	(2,005,428)
Net change in unrealized gain (loss) on:
Investments	7,550,504	383,391
Purchased options	20,859,022	15,545
Options written	(18,345,079)	90,581
Net increase in net assets resulting from operations	83,758,087	4,460,626
Distributions from earnings	—	(579,464)
Distributions from earnings: Advisor Class	(158,408)	—
Distributions from earnings: Institutional Class	(2,432,909)	—
Total distributions	(2,591,317)	(579,464)
Net increase (decrease) in net assets from capital share transactions (See note 5)	17,602,058	(6,416,775)
Net increase (decrease) in net assets	98,768,828	(2,535,613)
NET ASSETS:
Beginning of year	512,367,832	22,469,620
End of year	$611,136,660	$19,934,007
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Year Ended October 31, 2025
Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$5,439,509
Investments purchased	(19,879,630)
Investments sold	32,403,612
Purchases to cover securities sold short	(58,757,222)
Proceeds from securities sold short	51,588,841
(Purchase)/Sale of short term investments, net	244,399
Decrease in Interest receivable	28,211
Decrease in Receivable from Advisor	9,460
Decrease in Securities lending income receivable	129
Decrease in Dividends receivable	3,690
Increase in Prepaid expenses	(145)
Decrease in Obligation to return securities lending collateral	(1,057,485)
Increase in Line of credit interest payable	901
Decrease in Dividend payable on securities sold short	(10,794)
Decrease in Payable for Management fees	(947)
Decrease in Payable for Directors’ fees	(119)
Decrease in Payable for Shareholder Servicing fees	(98)
Decrease in Accrued expenses	(13,447)
Net realized gain on investments	(6,057,804)
Net realized loss on securities sold short	1,066,309
Net change in unrealized loss on investments	852,599
Net change in unrealized gain on securities sold short	(608,058)
Net cash provided by (used in) operating activities	5,251,911
Cash flows from financing activities
Proceeds from shares sold	2,103,244
Payments on shares redeemed	(14,036,224)
Cash distributions paid	(757,508)
Net cash provided by (used in) financing activities	(12,690,488)
Net increase (decrease) in cash	(7,438,577)
Cash and restricted cash at beginning of year[1]	31,427,417
Cash and restricted cash at end of year[2]	$23,988,840

Supplemental disclosure of cash flow information
Decrease in payable for fund shares redeemed of $76,973.
Decrease in receivable for fund shares sold of $268.
Interest expense paid on line of credit of $12.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $3,811,533.
The Portfolio did not pay any prime broker fees during the year ended October 31, 2025.

[1]Includes cash collateral on deposit at broker of $31,427,417.
[2]Includes due to custodian of $(6,643) and cash collateral on deposit at broker of $23,995,483.
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Year Ended October 31, 2025
Total Market Plus Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$5,000,270
Investments purchased	(21,543,325)
Investments sold	32,305,371
Purchases to cover securities sold short	(13,327,031)
Proceeds from securities sold short	12,007,505
(Purchase)/Sale of short term investments, net	825,617
Decrease in Interest receivable	2
Decrease in Receivable from Advisor	13,560
Increase in Dividends receivable	(7,143)
Decrease in Prepaid expenses	1
Decrease in Obligation to return securities lending collateral	(794,080)
Decrease in Line of credit interest payable	(815)
Decrease in Dividend payable on securities sold short	(1,476)
Decrease in Payable for Management fees	(3,226)
Decrease in Payable for Directors’ fees	(246)
Decrease in Payable for Shareholder Servicing fees	(823)
Decrease in Accrued expenses	(14,346)
Net realized gain on investments	(6,388,725)
Net realized loss on securities sold short	773,128
Net change in unrealized loss on investments	1,575,570
Net change in unrealized gain on securities sold short	(953,681)
Net cash provided by (used in) operating activities	9,466,107
Cash flows from financing activities
Proceeds from shares sold	1,076,096
Payments on shares redeemed	(10,485,340)
Cash distributions paid	(60,460)
Net cash provided by (used in) financing activities	(9,469,704)
Net increase (decrease) in cash	(3,597)
Cash and restricted cash at beginning of year	—
Cash and restricted cash at end of year	$(3,597)

Supplemental disclosure of cash flow information
Increase in payable for fund shares redeemed of $80.
Decrease in receivable for fund shares sold of $369.
The Portfolio did not pay any interest expense on the line of credit during the year ended October 31, 2025.
Cash paid for short position flex fees was $76,489.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $4,536,217.
The Portfolio did not pay any prime broker fees during the year ended October 31, 2025.
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Disciplined U.S. Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$24.85	$21.29	$25.15	$32.97	$24.99
Income from investment operations:
Net investment income[1]	0.15	0.22	0.23	0.26	0.23
Net realized and unrealized gain (loss) on investments	2.51	5.20	0.78	(4.01)	10.15
Total from investment operations	2.66	5.42	1.01	(3.75)	10.38
Distributions to shareholders from:
Net investment income	(0.16)	(0.22)	(0.26)	(0.27)	(0.24)
Net realized capital gains	(5.05)	(1.64)	(4.61)	(3.80)	(2.16)
Total distributions	(5.21)	(1.86)	(4.87)	(4.07)	(2.40)
Net asset value, end of year	$22.30	$24.85	$21.29	$25.15	$32.97
Total return	12.19%	26.51%	4.42%	(12.89)%	43.77%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$403,169	$633,850	$712,481	$924,570	$1,255,795
Ratio of operating expenses to average net assets[2]	0.86%	0.86%	0.86%	0.84%	0.85%
Ratio of net investment income to average net assets	0.70%	0.92%	1.04%	0.96%	0.75%
Portfolio turnover rate[3]	44%	61%	78%	66%	41%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.86%, 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[3]	Portfolio turnover is calculated at the fund level.

	Disciplined U.S. Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$24.85	$21.29	$25.15	$32.98	$24.99
Income from investment operations:
Net investment income[1]	0.19	0.26	0.30	0.32	0.29
Net realized and unrealized gain (loss) on investments	2.52	5.21	0.75	(4.02)	10.16
Total from investment operations (loss)	2.71	5.47	1.05	(3.70)	10.45
Distributions to shareholders from:
Net investment income	(0.21)	(0.27)	(0.30)	(0.33)	(0.30)
Net realized capital gains	(5.05)	(1.64)	(4.61)	(3.80)	(2.16)
Total distributions	(5.26)	(1.91)	(4.91)	(4.13)	(2.46)
Net asset value, end of year	$22.30	$24.85	$21.29	$25.15	$32.98
Total return	12.43%	26.77%	4.65%	(12.73)%	44.10%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$41,030	$54,049	$45,052	$66,600	$165,106
Ratio of operating expenses to average net assets[2]	0.66%	0.66%	0.66%	0.64%	0.65%
Ratio of net investment income to average net assets	0.90%	1.11%	1.31%	1.14%	0.96%
Portfolio turnover rate[3]	44%	61%	78%	66%	41%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.66%, 0.66%, 0.66%, 0.64% and 0.65% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Growth Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$35.42	$27.73	$27.95	$40.64	$32.02
Income from investment operations:
Net investment income (loss)[1]	(0.06)	(0.02)	0.08	0.09	0.05
Net realized and unrealized gain (loss) on investments	7.17	9.18	1.71	(5.65)	13.33
Total from investment operations	7.11	9.16	1.79	(5.56)	13.38
Distributions to shareholders from:
Net investment income	—	(0.00)[2]	(0.08)	(0.09)	(0.05)
Net realized capital gains	(10.86)	(1.47)	(1.93)	(7.04)	(4.71)
Total distributions	(10.86)	(1.47)	(2.01)	(7.13)	(4.76)
Net asset value, end of year	$31.67	$35.42	$27.73	$27.95	$40.64
Total return	24.18%	33.85%	6.84%	(16.67)%	46.17%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,061,329	$1,203,894	$1,080,175	$1,211,342	$1,751,370
Ratio of operating expenses to average net assets[3]	0.85%	0.86%	0.86%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets	(0.21)%	(0.07)%	0.27%	0.28%	0.15%
Portfolio turnover rate[4]	41%	55%	78%	85%	49%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The ratio of operating expenses excluding interest expense was 0.85%, 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[4]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Growth Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$35.48	$27.73	$27.95	$40.64	$32.02
Income from investment operations:
Net investment income[1]	(0.00)[2]	0.05[3]	0.13	0.15	0.12
Net realized and unrealized gain (loss) on investments	7.19	9.19	1.72	(5.65)	13.34
Total from investment operations (loss)	7.19	9.24	1.85	(5.50)	13.46
Distributions to shareholders from:
Net investment income	—	(0.02)	(0.14)	(0.15)	(0.13)
Net realized capital gains	(10.86)	(1.47)	(1.93)	(7.04)	(4.71)
Total distributions	(10.86)	(1.49)	(2.07)	(7.19)	(4.84)
Net asset value, end of year	$31.81	$35.48	$27.73	$27.95	$40.64
Total return	24.43%	34.14%	7.05%	(16.49)%	46.47%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$216,613	$262,087	$847,561	$955,360	$581,255
Ratio of operating expenses to average net assets[4]	0.65%	0.66%	0.66%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets	(0.01)%	0.16%	0.48%	0.49%	0.34%
Portfolio turnover rate[5]	41%	55%	78%	85%	49%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each Portfolio’s expense structure.
[4]	The ratio of operating expenses excluding interest expense was 0.65%, 0.66%, 0.66%, 0.64% and 0.65% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Value Equity Portfolio
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.19	$11.50	$12.37	$13.05	$9.03
Income from investment operations:
Net investment income[1]	0.21	0.24	0.23	0.21	0.18
Net realized and unrealized gain (loss) on investments	0.88	2.78	(0.39)	(0.67)	4.02
Total from investment operations	1.09	3.02	(0.16)	(0.46)	4.20
Distributions to shareholders from:
Net investment income	(0.21)	(0.25)	(0.22)	(0.22)	(0.18)
Net realized capital gains	(1.49)	(0.08)	(0.49)	—	—
Total distributions	(1.70)	(0.33)	(0.71)	(0.22)	(0.18)
Net asset value, end of year	$13.58	$14.19	$11.50	$12.37	$13.05
Total return[2]	8.56%	26.50%	(1.46)%	(3.49)%	46.66%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$2,259	$2,084	$1,640	$1,665	$2,487
Ratio of operating expenses before waiver/reimbursement to average net assets	3.48%	3.63%	2.85%	2.27%	2.45%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85%	0.85%[3]	0.85%
Ratio of net investment income to average net assets	1.63%	1.81%	1.87%	1.66%	1.48%
Portfolio turnover rate	86%	72%	81%	76%	68%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% for the year ended October 31, 2022.

	Disciplined U.S. Small Cap Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.32	$11.46	$13.13	$15.05	$9.55
Income from investment operations:
Net investment income[1]	0.04	0.08	0.11	0.14	0.07
Net realized and unrealized gain (loss) on investments	0.82	3.86	(0.67)	(0.57)	5.50
Total from investment operations	0.86	3.94	(0.56)	(0.43)	5.57
Distributions to shareholders from:
Net investment income	(0.05)	(0.08)	(0.11)	(0.15)	(0.07)
Net realized capital gains	(1.46)	—	(1.00)	(1.34)	—
Total distributions	(1.51)	(0.08)	(1.11)	(1.49)	(0.07)
Net asset value, end of year	$14.67	$15.32	$11.46	$13.13	$15.05
Total return[2]	5.54%	34.45%	(4.52)%	(2.97)%	58.45%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$258	$2,216	$1,450	$1,521	$1,556
Ratio of operating expenses before waiver/reimbursement to average net assets	3.77%	3.65%	3.06%	3.49%	3.45%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	0.25%	0.56%	0.91%	1.03%	0.53%
Portfolio turnover rate[3]	92%	85%	85%	94%	84%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
Disciplined U.S. Small Cap Equity Portfolio Institutional Shares
For the Period May 12, 2025[1] through October 31, 2025
Net asset value, beginning of year	$13.02
Income from investment operations:
Net investment income[2]	0.04
Net realized and unrealized gain on investments	1.66
Total from investment operations (loss)	1.70
Distributions to shareholders from:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of year	$14.66
Total return[3,4]	13.05%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$2,028
Ratio of operating expenses before waiver/reimbursement to average net assets[5,6]	5.38%
Ratio of operating expenses after waiver/reimbursement to average net assets[5,6]	0.65%
Ratio of net investment income to average net assets[6]	0.66%
Portfolio turnover rate[7]	92%

[1]	Shareholder activity commenced on May 12, 2025.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Audit fees and certain non-recurring registration fees were not annualized in the calculation of the expense ratios.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined International Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.85	$13.84	$12.27	$15.54	$12.05
Income from investment operations:
Net investment income[1]	0.35	0.44	0.32	0.42	0.36
Net realized and unrealized gain (loss) on investments	4.15	3.10	1.54	(3.15)	3.48
Total from investment operations	4.50	3.54	1.86	(2.73)	3.84
Distributions to shareholders from:
Net investment income	(0.25)	(0.53)	(0.29)	(0.54)	(0.35)
Net realized capital gains	(0.99)	—	—	—	—
Total distributions	(1.24)	(0.53)	(0.29)	(0.54)	(0.35)
Net asset value, end of year	$20.11	$16.85	$13.84	$12.27	$15.54
Total return[2]	28.62%	25.78%	15.09%	(17.89)%	31.96%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$11,607	$25,830	$22,601	$22,939	$41,069
Ratio of operating expenses before waiver/reimbursement to average net assets	1.40%	1.37%	1.32%	1.27%	1.19%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	0.96%[4]	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.09%	2.70%	2.22%	2.93%	2.40%
Portfolio turnover rate[5]	76%	97%	84%	91%	79%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.96%, 1.00%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[4]	On May 5, 2025, Glenmede Investment Management, the Portfolio’s Advisor, contractually agreed to lower the expense limitation for the Portfolio’s Advisor Shares from 1.00% to 0.85%.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
Disciplined International Equity Portfolio Institutional Shares
For the Period May 12, 2025[1] through October 31, 2025
Net asset value, beginning of year	$17.52
Income from investment operations:
Net investment income[2]	0.08
Net realized and unrealized gain on investments	2.68
Total from investment operations (loss)	2.76
Distributions to shareholders from:
Net investment income	(0.20)
Total distributions	(0.20)
Net asset value, end of year	$20.08
Total return[3,4]	15.84%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$34,168
Ratio of operating expenses before waiver/reimbursement to average net assets[5,6]	0.92%
Ratio of operating expenses after waiver/reimbursement to average net assets[5,6,7]	0.65%
Ratio of net investment income to average net assets[6]	0.84%
Portfolio turnover rate[8]	76%

[1]	Shareholder activity commenced on May 12, 2025.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Audit fees and certain non-recurring registration fees were not annualized in the calculation of the expense ratios.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.65% for the period ended October 31, 2025.
[8]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Environmental Accountability Portfolio
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.66	$15.26	$16.10	$20.71	$14.26
Income from investment operations:
Net investment income[1]	0.10	0.15	0.16	0.18	0.14
Net realized and unrealized gain (loss) on investments	1.44	3.72	0.21	(2.86)	6.45
Total from investment operations	1.54	3.87	0.37	(2.68)	6.59
Distributions to shareholders from:
Net investment income	(0.11)	(0.16)	(0.15)	(0.17)	(0.14)
Net realized capital gains	(2.01)	(1.31)	(1.06)	(1.76)	—
Total distributions	(2.12)	(1.47)	(1.21)	(1.93)	(0.14)
Net asset value, end of year	$17.08	$17.66	$15.26	$16.10	$20.71
Total return[2]	9.36%	26.43%	2.35%	(14.02)%	46.31%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$21,372	$23,926	$21,753	$23,923	$32,861
Ratio of operating expenses before waiver/reimbursement to average net assets	1.28%	1.25%	1.05%	1.02%	1.05%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85%[3]	0.85%[3]	0.85%
Ratio of net investment income to average net assets	0.65%	0.92%	0.98%	1.02%	0.74%
Portfolio turnover rate	62%	71%	87%	101%	74%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2023 and 2022, respectively.

See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	SMID Core Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.19	$13.82	$13.70	$19.27	$13.52
Income from investment operations:
Net investment income[1]	0.11	0.15	0.15	0.19	0.18
Net realized and unrealized gain (loss) on investments	1.33	4.03	0.41	(2.33)	5.75
Total from investment operations	1.44	4.18	0.56	(2.14)	5.93
Distributions to shareholders from:
Net investment income	(0.11)	(0.16)	(0.16)	(0.19)	(0.18)
Net realized capital gains	(2.01)	(0.65)	(0.28)	(3.24)	—
Total distributions	(2.12)	(0.81)	(0.44)	(3.43)	(0.18)
Net asset value, end of year	$16.51	$17.19	$13.82	$13.70	$19.27
Total return[2]	8.93%	31.05%	4.14%	(13.15)%	43.94%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$6,039	$22,857	$19,515	$22,172	$27,887
Ratio of operating expenses before waiver/reimbursement to average net assets	1.69%	1.16%	1.06%	1.05%	1.04%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[3]	0.85%[3]	0.85%	0.85%[3]	0.85%[3]
Ratio of net investment income to average net assets	0.69%	0.93%	1.04%	1.27%	1.01%
Portfolio turnover rate[4]	132%[5]	80%	83%	105%	81%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85%, 0.85%, 0.85% and 0.85% for the years ended October 31, 2025, 2024, 2022 and 2021, respectively.
[4]	Portfolio turnover is calculated at the fund level.
[5]	The Portfolio experienced a higher-than-normal portfolio turnover rate as a result of the Portfolio’s repositioning on September 2, 2025. Refer to Note 1 for further details.

See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Long/Short Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.11	$14.52	$14.06	$12.93	$11.05
Income from investment operations:
Net investment income (loss)[1]	0.21	0.33	0.34	(0.03)	(0.10)
Net realized and unrealized gain on investments	1.44	0.78	0.42	1.16	1.98
Total from investment operations	1.65	1.11	0.76	1.13	1.88
Distributions to shareholders from:
Net investment income	(0.19)	(0.37)	(0.30)	—	—
Net realized capital gains	(1.23)	(1.15)	—	—	—
Total distributions	(1.42)	(1.52)	(0.30)	—	—
Net asset value, end of year	$14.34	$14.11	$14.52	$14.06	$12.93
Total return[2]	12.47%	8.53%	5.46%	8.74%	17.01%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$37,152	$37,233	$41,895	$48,370	$56,002
Ratio of operating expenses before waiver/reimbursement to average net assets	3.01%	2.99%	2.93%	2.76%	2.88%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	2.55%	2.52%	2.49%	2.36%	2.51%
Ratio of net investment income (loss) to average net assets	1.49%	2.39%	2.38%	(0.25)%	(0.78)%
Portfolio turnover rate[4,5]	109%	99%	99%	118%	115%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses and dividends on securities sold short was 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2025, 2024, 2023 and 2022, respectively; the ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.25% for the year ended October 31, 2021; and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.25% for the year ended October 31, 2025.
[4]	Portfolio turnover is calculated at the fund level.
[5]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Long/Short Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.21	$14.61	$14.13	$12.97	$11.07
Income from investment operations:
Net investment income (loss)[1]	0.23	0.36	0.37	0.00	(0.03)
Net realized and unrealized gain on investments	1.45	0.78	0.43	1.16	1.93
Total from investment operations (loss)	1.68	1.14	0.80	1.16	1.90
Distributions to shareholders from:
Net investment income	(0.21)	(0.39)	(0.32)	—	—
Net realized capital gains	(1.23)	(1.15)	—	—	—
Total distributions	(1.44)	(1.54)	(0.32)	—	—
Net asset value, end of year	$14.45	$14.21	$14.61	$14.13	$12.97
Total return[2]	12.62%	8.74%	5.73%	8.94%	17.16%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,793	$8,886	$8,464	$8,571	$7,255
Ratio of operating expenses before waiver/reimbursement to average net assets	2.81%	2.79%	2.73%	2.57%	3.88%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	2.34%	2.32%	2.29%	2.17%	3.52%
Ratio of net investment income (loss) to average net assets	1.66%	2.59%	2.59%	(0.01)%	(0.27)%
Portfolio turnover rate[4,5]	109%	99%	99%	118%	115%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses and dividends on securities sold short was 1.05%, 1.05%, 1.05% and 1.05% for the years ended October 31, 2025, 2024, 2023 and 2022, respectively; the ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.05% for the year ended October 31, 2021; and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.05% for the year ended October 31, 2025.
[4]	Portfolio turnover is calculated at the fund level.
[5]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Total Market Plus Equity Portfolio
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.18	$17.10	$17.81	$22.90	$15.34
Income from investment operations:
Net investment income[1]	0.00[2]	0.03	0.09	0.07	0.03
Net realized and unrealized gain (loss) on investments	3.14	4.05	(0.71)	(1.57)	9.45
Total from investment operations	3.14	4.08	(0.62)	(1.50)	9.48
Distributions to shareholders from:
Net investment income	(0.06)	(0.04)	(0.09)	(0.08)	(0.03)
Net realized capital gains	(2.60)	(0.96)	—	(3.51)	(1.89)
Total distributions	(2.66)	(1.00)	(0.09)	(3.59)	(1.92)
Net asset value, end of year	$20.66	$20.18	$17.10	$17.81	$22.90
Total return[3]	16.85%	24.63%	(3.50)%	(7.76)%	66.37%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$31,329	$35,799	$35,860	$43,836	$35,961
Ratio of operating expenses before waiver/reimbursement to average net assets	2.51%	2.51%	2.42%	2.36%	2.23%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	2.04%	2.04%	2.01%	1.99%	1.83%
Ratio of net investment income to average net assets	0.02%	0.16%	0.49%	0.39%	0.15%
Portfolio turnover rate[5]	69%	70%	84%	95%	71%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively, and the ratio of operating expense after waiver/reimbursement excluding dividends on securities sold short and flex fees was 1.25% for the year ended October 31, 2025.
[5]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.78	$27.85	$27.45	$35.56	$26.43
Income from investment operations:
Net investment income[1]	0.09	0.11	0.14	0.12	0.12
Net realized and unrealized gain (loss) on investments	3.76	7.08	2.45	(4.56)	10.73
Total from investment operations	3.85	7.19	2.59	(4.44)	10.85
Distributions to shareholders from:
Net investment income	(0.10)	(0.11)	(0.15)	(0.12)	(0.13)
Net realized capital gains	(3.05)	(5.15)	(2.04)	(3.55)	(1.59)
Total distributions	(3.15)	(5.26)	(2.19)	(3.67)	(1.72)
Net asset value, end of year	$30.48	$29.78	$27.85	$27.45	$35.56
Total return	13.86%	28.35%	9.98%	(13.95)%	42.57%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$148,640	$179,733	$165,886	$191,646	$268,648
Ratio of operating expenses to average net assets	0.89%[2]	0.87%[2]	0.86%[2]	0.85%[2]	0.85%
Ratio of net investment income to average net assets	0.31%	0.37%	0.50%	0.39%	0.38%
Portfolio turnover rate	10%	4%	14%	20%	14%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.89%, 0.87%, 0.86% and 0.85% for the years ended October 31, 2025, 2024, 2023 and 2022, respectively.

	Small Cap Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$33.63	$28.40	$33.04	$37.06	$23.23
Income from investment operations:
Net investment income[1]	0.14	0.13	0.16	0.12	—
Net realized and unrealized gain (loss) on investments	(1.20)	7.69	(1.07)	(2.47)	13.87
Total from investment operations	(1.06)	7.82	(0.91)	(2.35)	13.87
Distributions to shareholders from:
Net investment income	(0.17)	(0.12)	(0.18)	(0.11)	(0.04)
Net realized capital gains	(1.27)	(2.47)	(3.55)	(1.56)	—
Total distributions	(1.44)	(2.59)	(3.73)	(1.67)	(0.04)
Net asset value, end of year	$31.13	$33.63	$28.40	$33.04	$37.06
Total return	(3.52)%	28.32%	(3.04)%	(6.59)%	59.75%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$379,638	$466,268	$412,521	$468,157	$530,401
Ratio of operating expenses to average net assets[2]	0.92%	0.94%	0.95%	0.93%	0.92%
Ratio of net investment income to average net assets	0.45%	0.41%	0.51%	0.35%	0.01%
Portfolio turnover rate[3]	27%	18%	20%	28%	41%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.92%, 0.94%, 0.95%, 0.93% and 0.92% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$36.24	$30.42	$35.13	$39.29	$24.61
Income from investment operations:
Net investment income[1]	0.22	0.21	0.24	0.20	0.08
Net realized and unrealized gain (loss) on investments	(1.29)	8.26	(1.15)	(2.62)	14.68
Total from investment operations (loss)	(1.07)	8.47	(0.91)	(2.42)	14.76
Distributions to shareholders from:
Net investment income	(0.24)	(0.18)	(0.25)	(0.18)	(0.08)
Net realized capital gains	(1.27)	(2.47)	(3.55)	(1.56)	—
Total distributions	(1.51)	(2.65)	(3.80)	(1.74)	(0.08)
Net asset value, end of year	$33.66	$36.24	$30.42	$35.13	$39.29
Total return	(3.31)%	28.58%	(2.87)%	(6.39)%	60.04%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$680,589	$808,289	$540,040	$642,649	$944,442
Ratio of operating expenses to average net assets[2]	0.72%	0.74%	0.75%	0.73%	0.72%
Ratio of net investment income to average net assets	0.65%	0.61%	0.72%	0.54%	0.22%
Portfolio turnover rate[3]	27%	18%	20%	28%	41%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.72%, 0.74%, 0.75%, 0.73% and 0.72% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[3]	Portfolio turnover is calculated at the fund level.

	Equity Income Portfolio
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.10	$13.85	$14.58	$15.92	$11.88
Income from investment operations:
Net investment income[1]	0.25	0.27	0.25	0.23	0.22
Net realized and unrealized gain (loss) on investments	0.57	3.07	(0.31)	(0.63)	4.05
Total from investment operations	0.82	3.34	(0.06)	(0.40)	4.27
Distributions to shareholders from:
Net investment income	(0.26)	(0.27)	(0.25)	(0.23)	(0.23)
Net realized capital gains	(1.13)	(0.82)	(0.42)	(0.71)	—
Total distributions	(1.39)	(1.09)	(0.67)	(0.94)	(0.23)
Net asset value, end of year	$15.53	$16.10	$13.85	$14.58	$15.92
Total return[2]	5.52%	25.04%	(0.60)%	(2.70)%	36.12%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$14,431	$18,692	$18,499	$21,902	$22,296
Ratio of operating expenses before waiver/reimbursement to average net assets	1.23%	1.13%	1.00%	0.97%	1.10%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%[3]	0.85%[3]	0.85%	0.85%
Ratio of net investment income to average net assets	1.64%	1.76%	1.74%	1.57%	1.53%
Portfolio turnover rate	15%	11%	21%	15%	27%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2024 and 2023, respectively.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.88	$12.88	$11.58	$14.83	$11.67
Income from investment operations:
Net investment income (loss)[1]	0.03	0.05	0.01	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments	1.26	1.99	1.29	(1.40)	3.27
Total from investment operations	1.29	2.04	1.30	(1.47)	3.16
Distributions to shareholders from:
Net investment income	(0.04)	(0.04)	—	—	—
Net realized capital gains	(1.63)	—	—	(1.78)	—
Total distributions	(1.67)	(0.04)	—	(1.78)	—
Net asset value, end of year	$14.50	$14.88	$12.88	$11.58	$14.83
Total return	9.36%	15.88%	11.23%	(11.29)%	27.08%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$35,381	$42,777	$56,074	$70,447	$90,143
Ratio of operating expenses to average net assets[2]	0.87%[3]	0.86%[3]	0.86%[3]	0.85%	0.86%
Ratio of net investment income (loss) to average net assets[2]	0.21%	0.33%	0.08%	(0.55)%	(0.77)%
Portfolio turnover rate[4,5]	—%	—%	—%	—%	—%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[3]	The ratio of operating expenses excluding interest expense was 0.86%, 0.86% and 0.86% for the years ended October 31, 2025, 2024 and 2023, respectively.
[4]	Portfolio turnover is calculated at the fund level.
[5]	Trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.13	$13.08	$11.74	$14.99	$11.77
Income from investment operations:
Net investment income (loss)[1]	0.06	0.08	0.04	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	1.27	2.04	1.30	(1.43)	3.30
Total from investment operations (loss)	1.33	2.12	1.34	(1.47)	3.22
Distributions to shareholders from:
Net investment income	(0.06)	(0.07)	—	—	—
Net realized capital gains	(1.63)	—	—	(1.78)	—
Total distributions	(1.69)	(0.07)	—	(1.78)	—
Net asset value, end of year	$14.77	$15.13	$13.08	$11.74	$14.99
Total return	9.49%	16.20%	11.41%	(11.16)%	27.36%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$397,736	$568,359	$456,293	$431,137	$341,245
Ratio of operating expenses to average net assets[2]	0.67%[3]	0.66%[3]	0.66%[3]	0.65%	0.66%
Ratio of net investment income (loss) to average net assets[2]	0.41%	0.52%	0.29%	(0.32)%	(0.57)%
Portfolio turnover rate[4,5]	—%	—%	—%	—%	—%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[3]	The ratio of operating expenses excluding interest expense was 0.66%, 0.66% and 0.66% for the years ended October 31, 2025, 2024 and 2023, respectively.
[4]	Portfolio turnover is calculated at the fund level.
[5]	Trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio Advisor Shares
	For The Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$5.68	$4.79	$4.25	$5.64	$4.84
Income from investment operations:
Net investment income (loss)[1]	0.00[2]	0.03	0.02	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.94	0.99	0.52	(0.64)	1.07
Total from investment operations	0.94	1.02	0.54	(0.66)	1.02
Distributions to shareholders from:
Net investment income	(0.01)	(0.04)	(0.00)[2]	—	—
Net realized capital gains	(1.05)	(0.09)	—	(0.73)	(0.22)
Total distributions	(1.06)	(0.13)	(0.00)[2]	(0.73)	(0.22)
Net asset value, end of year	$5.56	$5.68	$4.79	$4.25	$5.64
Total return[3]	19.81%	21.52%	12.74%	(13.35)%	21.59%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$15,384	$19,934	$22,470	$20,062	$17,152
Ratio of operating expenses before waiver/reimbursement to average net assets[4]	1.56%	1.24%	1.15%	1.22%	1.30%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	0.96%[5,6]	1.01%[6]	1.00%[6]	1.00%[6]	1.00%
Ratio of net investment income (loss) to average net assets[4]	0.03%	0.63%	0.34%	(0.46)%	(0.96)%
Portfolio turnover rate[7]	69%	—%[8]	117%	152%	—%[8]

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[5]	On May 5, 2025, Glenmede Investment Management, the Portfolio’s Advisor, contractually agreed to lower the expense limitation for the Portfolio’s Advisor Shares from 1.00% to 0.85%.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.94%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
[7]	Portfolio turnover is calculated at the fund level.
[8]	Trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
Global Secured Options Portfolio Institutional Shares
For the Period May 12, 2025[1] through October 31, 2025
Net asset value, beginning of year	$4.87
Income from investment operations:
Net investment income[2,3]	0.00
Net realized and unrealized gain on investments	0.70
Total from investment operations (loss)	0.70
Distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of year	$5.56
Total return[4,5]	14.36%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,988
Ratio of operating expenses before waiver/reimbursement to average net assets[6,7,8]	1.32%
Ratio of operating expenses after waiver/reimbursement to average net assets[6,7,8,9]	0.65%
Ratio of net investment income to average net assets[6,8]	0.03%
Portfolio turnover rate[10]	69%

[1]	Shareholder activity commenced on May 12, 2025.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[7]	Audit fees and certain non-recurring registration fees were not annualized in the calculation of the expense ratios.
[8]	Annualized.
[9]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.65%, for the period ended October 31, 2025.
[10]	Portfolio turnover is calculated at the fund level.
See Notes to Financial Statements.
36

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 0.6%
13,824	Howmet Aerospace, Inc.	$2,847,053
	Automobile Components — 0.6%
61,859	BorgWarner, Inc.	2,657,463
	Automobiles — 1.6%
106,188	General Motors Co.	7,336,529
	Banks — 3.6%
63,096	Bank of America Corp.	3,372,481
47,855	Citigroup, Inc.	4,844,362
323,123	Regions Financial Corp.	7,819,576
		16,036,419
	Biotechnology — 4.8%
7,978	Amgen, Inc.	2,380,875
57,329	Gilead Sciences, Inc.	6,867,441
67,640	Halozyme Therapeutics, Inc.[1]	4,409,452
28,810	Incyte Corp.[1]	2,693,159
3,934	Regeneron Pharmaceuticals, Inc.	2,564,181
5,250	United Therapeutics Corp.[1]	2,338,507
		21,253,615
	Broadline Retail — 1.6%
87,604	eBay, Inc.	7,123,081
	Building Products — 1.3%
44,613	Owens Corning	5,679,681
	Capital Markets — 3.1%
30,594	CME Group, Inc.	8,122,401
21,018	Intercontinental Exchange, Inc.	3,074,723
28,594	Nasdaq, Inc.	2,444,501
		13,641,625
	Chemicals — 0.5%
21,813	PPG Industries, Inc.	2,132,221
	Communications Equipment — 4.7%
57,776	Arista Networks, Inc.[1]	9,110,698
12,262	Ciena Corp.[1]	2,328,799
34,402	Cisco Systems, Inc.	2,515,130
27,343	F5, Inc.[1]	6,919,146
		20,873,773
	Construction Materials — 0.8%
30,486	CRH PLC	3,630,883
	Consumer Staples Distribution & Retail — 0.9%
62,318	Kroger Co.	3,965,294
	Electric Utilities — 1.3%
41,837	Edison International	2,316,933
71,777	Exelon Corp.	3,310,355
		5,627,288
	Electrical Equipment — 1.2%
27,055	AMETEK, Inc.	5,468,086
	Electronic Equipment, Instruments & Components — 0.6%
11,197	TE Connectivity PLC	2,765,771
See Notes to Financial Statements.
37

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 2.0%
181,574	Baker Hughes Co.	$8,789,997
	Entertainment — 0.9%
37,514	Walt Disney Co.	4,224,827
	Financial Services — 4.5%
27,617	Corpay, Inc.[1]	7,190,086
3,937	Mastercard, Inc. Class A	2,173,185
112,843	PayPal Holdings, Inc.[1]	7,816,634
7,808	Visa, Inc. Class A	2,660,498
		19,840,403
	Food Products — 1.4%
87,214	General Mills, Inc.	4,065,045
90,165	Kraft Heinz Co.	2,229,780
		6,294,825
	Health Care Equipment & Supplies — 1.5%
72,924	Medtronic PLC	6,614,207
	Health Care Providers & Services — 3.7%
23,396	Cencora, Inc.	7,903,403
59,805	Centene Corp.[1]	2,115,303
12,202	Elevance Health, Inc.	3,870,474
6,960	UnitedHealth Group, Inc.	2,377,258
		16,266,438
	Hotels, Restaurants & Leisure — 2.3%
21,742	Airbnb, Inc. Class A1	2,751,233
33,059	Expedia Group, Inc.	7,272,980
		10,024,213
	Household Durables — 0.7%
24,283	Toll Brothers, Inc.	3,276,991
	Household Products — 0.5%
26,759	Colgate-Palmolive Co.	2,061,781
	Insurance — 1.1%
14,418	Marsh & McLennan Cos., Inc.	2,568,566
29,035	Unum Group	2,131,750
		4,700,316
	Interactive Media & Services — 3.2%
34,936	Alphabet, Inc. Class A	9,823,654
6,886	Meta Platforms, Inc. Class A	4,464,538
		14,288,192
	IT Services — 4.6%
48,160	Amdocs Ltd.	4,057,962
39,903	Cognizant Technology Solutions Corp. Class A	2,908,131
42,267	Okta, Inc.[1]	3,868,698
70,917	Twilio, Inc. Class A1	9,565,285
		20,400,076
	Machinery — 2.7%
50,339	Allison Transmission Holdings, Inc.	4,155,484
21,824	Pentair PLC	2,320,982
7,414	Snap-on, Inc.	2,487,768
See Notes to Financial Statements.
38

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
15,256	Westinghouse Air Brake Technologies Corp.	$3,118,937
		12,083,171
	Media — 2.9%
138,132	Comcast Corp. Class A	3,844,904
142,368	Fox Corp. Class A	9,204,091
		13,048,995
	Metals & Mining — 1.5%
75,765	Freeport-McMoRan, Inc.	3,159,401
45,225	Newmont Corp.	3,661,868
		6,821,269
	Multi-Utilities — 0.9%
28,102	DTE Energy Co.	3,808,945
	Oil, Gas & Consumable Fuels — 1.9%
154,757	APA Corp.	3,505,246
145,408	Devon Energy Corp.	4,724,306
		8,229,552
	Passenger Airlines — 1.6%
123,957	Delta Air Lines, Inc.	7,112,653
	Pharmaceuticals — 2.2%
39,125	Johnson & Johnson	7,389,539
15,510	Zoetis, Inc.	2,234,836
		9,624,375
	Professional Services — 1.5%
80,312	SS&C Technologies Holdings, Inc.	6,820,095
	Real Estate Management & Development — 1.5%
44,298	CBRE Group, Inc. Class A1	6,752,344
	Retail REITs — 1.1%
28,525	Simon Property Group, Inc.	5,013,554
	Semiconductors & Semiconductor Equipment — 12.0%
38,704	Applied Materials, Inc.	9,021,902
38,050	Cirrus Logic, Inc.[1]	5,047,333
228,787	Intel Corp.[1]	9,149,192
60,464	Lam Research Corp.	9,520,662
19,609	Micron Technology, Inc.	4,387,906
124,785	ON Semiconductor Corp.[1]	6,249,233
38,646	QUALCOMM, Inc.	6,991,061
39,495	Skyworks Solutions, Inc.	3,069,551
		53,436,840
	Software — 9.2%
6,439	Adobe, Inc.[1]	2,191,256
84,805	Docusign, Inc.[1]	6,202,638
293,881	Dropbox, Inc. Class A1	8,522,549
138,650	Dynatrace, Inc.[1]	7,011,530
18,346	Salesforce, Inc.	4,777,482
188,906	UiPath, Inc. Class A1	2,996,049
105,101	Zoom Communications, Inc.[1]	9,167,960
		40,869,464
See Notes to Financial Statements.
39

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 1.0%
3,091	Equinix, Inc.	$2,615,017
65,743	VICI Properties, Inc.	1,971,632
		4,586,649
	Specialty Retail — 2.8%
25,175	Ross Stores, Inc.	4,000,811
59,461	TJX Cos., Inc.	8,332,864
		12,333,675
	Technology Hardware, Storage & Peripherals — 3.2%
363,783	Hewlett Packard Enterprise Co.	8,883,581
46,374	NetApp, Inc.	5,461,930
		14,345,511
	TOTAL COMMON STOCKS (Cost $312,600,221)	442,708,140
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$2,142,182	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $2,142,389, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $2,171,800, coupon rate of 3.875%, due 3/31/27, market value of $2,185,125)	2,142,182
	TOTAL REPURCHASE AGREEMENT (Cost $2,142,182)	2,142,182
TOTAL INVESTMENTS (Cost $314,742,403)	100.1%	$444,850,322
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(651,325)
NET ASSETS	100.0%	$444,198,997

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
40

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 99.6%
	Air Freight & Logistics — 0.5%
55,089	Expeditors International of Washington, Inc.	$6,715,349
	Biotechnology — 3.7%
419,736	Incyte Corp.[1]	39,236,921
59,185	Neurocrine Biosciences, Inc.[1]	8,475,884
		47,712,805
	Broadline Retail — 1.5%
239,187	eBay, Inc.	19,448,295
	Building Products — 2.1%
59,616	Trane Technologies PLC	26,746,718
	Chemicals — 0.6%
283,133	Axalta Coating Systems Ltd.[1]	8,060,797
	Commercial Services & Supplies — 0.5%
31,755	Cintas Corp.	5,819,739
	Communications Equipment — 4.3%
260,419	Arista Networks, Inc.[1]	41,065,472
34,674	Motorola Solutions, Inc.	14,102,263
		55,167,735
	Construction & Engineering — 0.5%
9,369	EMCOR Group, Inc.	6,331,383
	Consumer Finance — 0.6%
20,502	American Express Co.	7,395,686
	Consumer Staples Distribution & Retail — 0.5%
80,920	Sysco Corp.	6,010,738
	Electronic Equipment, Instruments & Components — 5.5%
303,833	Amphenol Corp. Class A	42,336,090
125,449	Jabil, Inc.	27,710,430
		70,046,520
	Entertainment — 4.2%
29,499	Netflix, Inc.[1]	33,005,251
31,401	Spotify Technology SA1	20,577,703
		53,582,954
	Financial Services — 3.9%
113,303	Fiserv, Inc.[1]	7,556,177
10,875	Mastercard, Inc. Class A	6,002,891
124,707	PayPal Holdings, Inc.[1]	8,638,454
80,733	Visa, Inc. Class A	27,508,963
		49,706,485
	Health Care Providers & Services — 2.4%
89,227	Cencora, Inc.	30,141,773
	Health Care Technology — 0.7%
138,359	Doximity, Inc. Class A1	9,131,694
	Hotels, Restaurants & Leisure — 3.2%
2,175	Booking Holdings, Inc.	11,044,084
134,114	Expedia Group, Inc.	29,505,080
		40,549,164
See Notes to Financial Statements.
41

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 0.7%
52,586	Marsh & McLennan Cos., Inc.	$9,368,196
	Interactive Media & Services — 5.6%
143,556	Alphabet, Inc. Class A	40,366,512
48,504	Meta Platforms, Inc. Class A	31,447,568
		71,814,080
	IT Services — 5.2%
303,885	Okta, Inc.[1]	27,814,594
288,825	Twilio, Inc. Class A1	38,956,716
		66,771,310
	Life Sciences Tools & Services — 1.3%
78,251	IQVIA Holdings, Inc.[1]	16,938,211
	Pharmaceuticals — 1.5%
217,357	Bristol-Myers Squibb Co.	10,013,637
107,089	Merck & Co., Inc.	9,207,512
		19,221,149
	Professional Services — 1.3%
56,065	Paychex, Inc.	6,561,287
51,459	Paycom Software, Inc.	9,627,464
		16,188,751
	Semiconductors & Semiconductor Equipment — 18.4%
178,844	Applied Materials, Inc.	41,688,537
27,945	KLA Corp.	33,778,239
283,520	Lam Research Corp.	44,643,059
349,746	Marvell Technology, Inc.	32,785,190
17,112	Monolithic Power Systems, Inc.	17,197,560
202,486	NVIDIA Corp.	41,001,390
130,753	Teradyne, Inc.	23,765,665
		234,859,640
	Software — 18.8%
28,220	Adobe, Inc.[1]	9,603,548
84,669	Autodesk, Inc.[1]	25,514,156
57,070	Datadog, Inc. Class A1	9,291,567
396,333	Docusign, Inc.[1]	28,987,796
156,383	Dynatrace, Inc.[1]	7,908,288
336,090	Fortinet, Inc.[1]	29,048,259
212,051	Gen Digital, Inc.	5,589,664
70,167	Microsoft Corp.	36,333,174
146,000	Palo Alto Networks, Inc.[1]	32,155,040
121,294	Salesforce, Inc.	31,586,171
11,065	ServiceNow, Inc.[1]	10,171,833
55,218	Workday, Inc. Class A1	13,247,903
		239,437,399
	Specialized REITs — 0.8%
57,010	American Tower Corp.	10,203,650
	Specialty Retail — 7.7%
79,960	Ross Stores, Inc.	12,707,243
248,452	TJX Cos., Inc.	34,818,063
30,550	Ulta Beauty, Inc.[1]	15,882,334
See Notes to Financial Statements.
42

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
181,719	Williams-Sonoma, Inc.	$35,315,271
		98,722,911
	Technology Hardware, Storage & Peripherals — 2.2%
242,006	NetApp, Inc.	28,503,467
	Textiles, Apparel & Luxury Goods — 1.4%
163,741	Tapestry, Inc.	17,982,037
	TOTAL COMMON STOCKS (Cost $752,309,542)	1,272,578,636
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$7,164,824	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $7,165,517, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $7,263,800, coupon rate of 3.875%, due 3/31/27, market value of $7,308,282)	7,164,824
	TOTAL REPURCHASE AGREEMENT (Cost $7,164,824)	7,164,824
TOTAL INVESTMENTS (Cost $759,474,366)	100.1%	$1,279,743,460
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,801,136)
NET ASSETS	100.0%	$1,277,942,324

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
43

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 99.4%
	Air Freight & Logistics — 1.1%
96	FedEx Corp.	$24,367
	Automobile Components — 1.2%
620	BorgWarner, Inc.	26,635
	Banks — 6.7%
213	Bank OZK	9,583
281	Citigroup, Inc.	28,446
512	Columbia Banking System, Inc.	13,721
108	East West Bancorp, Inc.	10,973
1,242	Regions Financial Corp.	30,056
1,048	U.S. Bancorp	48,921
196	Zions Bancorp NA	10,213
		151,913
	Biotechnology — 2.8%
398	BioMarin Pharmaceutical, Inc.[1]	21,321
63	Regeneron Pharmaceuticals, Inc.	41,063
		62,384
	Broadline Retail — 2.1%
572	eBay, Inc.	46,509
	Building Products — 3.6%
425	Johnson Controls International PLC	48,616
256	Owens Corning	32,591
		81,207
	Capital Markets — 6.0%
204	CME Group, Inc.	54,160
221	Intercontinental Exchange, Inc.	32,330
477	Janus Henderson Group PLC	20,778
237	State Street Corp.	27,412
		134,680
	Chemicals — 2.3%
129	CF Industries Holdings, Inc.	10,744
141	Corteva, Inc.	8,663
401	DuPont de Nemours, Inc.	32,742
		52,149
	Communications Equipment — 2.0%
616	Cisco Systems, Inc.	45,036
	Construction & Engineering — 1.0%
34	EMCOR Group, Inc.	22,976
	Consumer Finance — 0.7%
200	Synchrony Financial	14,876
	Consumer Staples Distribution & Retail — 1.4%
347	Kroger Co.	22,080
110	Target Corp.	10,199
		32,279
	Electric Utilities — 4.7%
275	Evergy, Inc.	21,123
463	Eversource Energy	34,174
1,101	Exelon Corp.	50,778
		106,075
See Notes to Financial Statements.
44

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 3.0%
178	AMETEK, Inc.	$35,976
29	Eaton Corp. PLC	11,065
156	Emerson Electric Co.	21,773
		68,814
	Energy Equipment & Services — 1.9%
1,042	TechnipFMC PLC	43,087
	Financial Services — 4.1%
388	Global Payments, Inc.	30,171
752	MGIC Investment Corp.	20,620
601	PayPal Holdings, Inc.[1]	41,631
		92,422
	Food Products — 2.7%
1,233	Conagra Brands, Inc.	21,195
381	Hormel Foods Corp.	8,226
191	Ingredion, Inc.	22,043
412	Kraft Heinz Co.	10,189
		61,653
	Health Care Equipment & Supplies — 0.5%
121	Medtronic PLC	10,975
	Health Care Providers & Services — 6.1%
91	Cardinal Health, Inc.	17,360
106	Cigna Group	25,907
151	CVS Health Corp.	11,801
142	Elevance Health, Inc.	45,042
92	Humana, Inc.	25,594
58	Universal Health Services, Inc. Class B	12,587
		138,291
	Hotel & Resort REITs — 0.9%
1,345	Host Hotels & Resorts, Inc.	21,547
	Household Durables — 1.3%
225	Toll Brothers, Inc.	30,364
	Household Products — 1.2%
222	Kimberly-Clark Corp.	26,576
	Industrial REITs — 0.6%
102	Prologis, Inc.	12,657
	Insurance — 2.7%
177	Fidelity National Financial, Inc.	9,778
95	Hartford Insurance Group, Inc.	11,797
305	Old Republic International Corp.	12,035
391	Unum Group	28,707
		62,317
	IT Services — 0.8%
114	Amdocs Ltd.	9,605
134	Cognizant Technology Solutions Corp. Class A	9,766
		19,371
	Machinery — 1.4%
19	Caterpillar, Inc.	10,968
861	CNH Industrial NV	9,032
See Notes to Financial Statements.
45

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
105	Pentair PLC	$11,167
		31,167
	Media — 5.0%
680	Comcast Corp. Class A	18,928
787	Fox Corp. Class A	50,879
583	Omnicom Group, Inc.	43,737
		113,544
	Metals & Mining — 2.8%
770	Newmont Corp.	62,347
	Oil, Gas & Consumable Fuels — 4.6%
1,240	APA Corp.	28,086
467	Devon Energy Corp.	15,173
112	EOG Resources, Inc.	11,854
263	Exxon Mobil Corp.	30,077
503	Ovintiv, Inc.	18,867
		104,057
	Passenger Airlines — 2.0%
804	Delta Air Lines, Inc.	46,133
	Pharmaceuticals — 5.1%
1,036	Bristol-Myers Squibb Co.	47,728
170	Jazz Pharmaceuticals PLC[1]	23,399
1,783	Pfizer, Inc.	43,951
		115,078
	Professional Services — 1.1%
175	KBR, Inc.	7,497
205	SS&C Technologies Holdings, Inc.	17,409
		24,906
	Real Estate Management & Development — 1.5%
225	CBRE Group, Inc. Class A1	34,297
	Semiconductors & Semiconductor Equipment — 4.5%
68	Applied Materials, Inc.	15,851
114	Cirrus Logic, Inc.[1]	15,122
1,773	Intel Corp.[1]	70,902
		101,875
	Software — 3.3%
96	Salesforce, Inc.	25,000
558	Zoom Communications, Inc.[1]	48,674
		73,674
	Specialized REITs — 1.8%
1,350	VICI Properties, Inc.	40,486
	Specialty Retail — 1.1%
307	Best Buy Co., Inc.	25,217
	Technology Hardware, Storage & Peripherals — 2.4%
2,207	Hewlett Packard Enterprise Co.	53,895
	Textiles, Apparel & Luxury Goods — 1.4%
51	Ralph Lauren Corp.	16,303
See Notes to Financial Statements.
46

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
Textiles, Apparel & Luxury Goods — (Continued)
131	Tapestry, Inc.	$14,386
		30,689
TOTAL COMMON STOCKS (Cost $1,868,384)		2,246,525
TOTAL INVESTMENTS (Cost $1,868,384)	99.4%	$2,246,525
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	12,640
NET ASSETS	100.0%	$2,259,165

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
47

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 99.3%
	Air Freight & Logistics — 0.5%
1,995	Radiant Logistics, Inc.[1]	$12,070
	Automobile Components — 1.3%
3,017	American Axle & Manufacturing Holdings, Inc.[1,2]	18,706
96	Visteon Corp.	10,287
		28,993
	Banks — 9.6%
481	BankUnited, Inc.	19,278
200	Customers Bancorp, Inc.[1]	13,424
319	Enterprise Financial Services Corp.	16,706
480	Fulton Financial Corp.	8,338
794	Hanmi Financial Corp.	20,962
265	Mid Penn Bancorp, Inc.	7,539
478	OFG Bancorp	18,479
920	Provident Financial Services, Inc.	16,827
534	Renasant Corp.	17,958
214	S&T Bancorp, Inc.	7,841
1,270	Shore Bancshares, Inc.	19,825
460	South Plains Financial, Inc.	16,790
520	Third Coast Bancshares, Inc.[1]	19,110
306	WSFS Financial Corp.	15,940
		219,017
	Biotechnology — 4.6%
620	Alkermes PLC[1]	19,034
905	Catalyst Pharmaceuticals, Inc.[1]	19,249
2,463	Day One Biopharmaceuticals, Inc.[1]	18,325
6,665	Relay Therapeutics, Inc.[1]	47,588
		104,196
	Building Products — 2.6%
1,941	Janus International Group, Inc.[1]	18,634
924	Resideo Technologies, Inc.[1]	39,547
		58,181
	Capital Markets — 0.9%
1,616	WisdomTree, Inc.	19,327
	Chemicals — 0.6%
254	Minerals Technologies, Inc.	14,414
	Commercial Services & Supplies — 1.6%
2,282	ACCO Brands Corp.	8,580
404	Interface, Inc.	10,060
679	OPENLANE, Inc.[1]	17,939
		36,579
	Communications Equipment — 1.6%
718	Digi International, Inc.[1]	26,336
354	NetScout Systems, Inc.[1]	9,841
		36,177
	Construction & Engineering — 0.9%
297	Tutor Perini Corp.[1]	20,006
	Consumer Finance — 2.8%
1,789	EZCORP, Inc. Class A1,2	32,649
1,711	Green Dot Corp. Class A1	19,865
See Notes to Financial Statements.
48

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Finance — (Continued)
415	PROG Holdings, Inc.	$12,006
		64,520
	Containers & Packaging — 1.8%
4,385	Ardagh Metal Packaging SA	15,655
317	Greif, Inc. Class A	18,034
559	O-I Glass, Inc.[1]	6,311
		40,000
	Diversified Consumer Services — 2.8%
282	Adtalem Global Education, Inc.[1]	27,642
243	Frontdoor, Inc.[1]	16,142
720	Laureate Education, Inc.[1]	20,902
		64,686
	Diversified REITs — 0.4%
291	Essential Properties Realty Trust, Inc.	8,695
	Electrical Equipment — 2.6%
559	Allient, Inc.[2]	30,566
166	EnerSys	20,942
290	Thermon Group Holdings, Inc.[1]	8,332
		59,840
	Electronic Equipment, Instruments & Components — 3.8%
494	Benchmark Electronics, Inc.	21,647
191	Itron, Inc.[1]	19,163
62	Plexus Corp.[1]	8,674
125	Sanmina Corp.[1]	17,131
450	ScanSource, Inc.[1]	19,307
		85,922
	Energy Equipment & Services — 1.7%
982	Innovex International, Inc.[1]	19,709
820	Oceaneering International, Inc.[1]	19,098
		38,807
	Financial Services — 2.6%
275	Banco Latinoamericano de Comercio Exterior SA	11,828
2,158	Pagseguro Digital Ltd. Class A	20,695
1	Paysafe Ltd.[1,2]	11
1,383	StoneCo Ltd. Class A1	26,291
		58,825
	Food Products — 0.6%
1,102	Dole PLC	14,039
	Gas Utilities — 1.6%
420	Northwest Natural Holding Co.	19,123
200	Spire, Inc.	17,280
		36,403
	Health Care Equipment & Supplies — 3.7%
527	Enovis Corp.[1,2]	16,463
654	Novocure Ltd.[1]	8,378
511	Omnicell, Inc.[1]	17,154
674	Orthofix Medical, Inc.[1]	10,407
682	Tactile Systems Technology, Inc.[1]	10,278
See Notes to Financial Statements.
49

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
1,906	Varex Imaging Corp.[1]	$22,281
		84,961
	Health Care Providers & Services — 3.1%
812	AMN Healthcare Services, Inc.[1]	15,988
795	Castle Biosciences, Inc.[1]	20,272
1,149	Pediatrix Medical Group, Inc.[1]	19,499
807	Progyny, Inc.[1]	15,099
		70,858
	Health Care REITs — 0.6%
578	Sila Realty Trust, Inc.	13,699
	Health Care Technology — 0.9%
2,374	Teladoc Health, Inc.[1,2]	20,488
	Hotel & Resort REITs — 0.7%
2,171	DiamondRock Hospitality Co.	16,977
	Household Durables — 0.8%
1,975	Leggett & Platt, Inc.	18,446
	Industrial REITs — 0.7%
962	LXP Industrial Trust	9,129
181	STAG Industrial, Inc.	6,927
		16,056
	Insurance — 1.2%
1,173	Hamilton Insurance Group Ltd. Class B1	27,765
	Interactive Media & Service — 1.0%
650	Cargurus, Inc.[1]	22,828
	IT Services — 0.7%
1,178	DXC Technology Co.[1]	16,728
	Leisure Equipment & Products — 0.8%
2,577	Peloton Interactive, Inc. Class A1,2	18,709
	Life Sciences Tools & Services — 1.4%
1,351	10X Genomics, Inc. Class A1,2	18,428
3,448	Cytek Biosciences, Inc.[1]	13,447
		31,875
	Machinery — 3.2%
117	Lindsay Corp.	13,015
1,872	Manitowoc Co., Inc.[1]	19,038
966	Mueller Water Products, Inc. Class A	24,788
351	Terex Corp.	16,153
		72,994
	Metals & Mining — 2.3%
420	Commercial Metals Co.	24,931
1,783	Constellium SE1	28,047
		52,978
	Multi-Utilities — 1.7%
436	Avista Corp.	16,590
153	Black Hills Corp.	9,705
See Notes to Financial Statements.
50

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — (Continued)
212	Northwestern Energy Group, Inc.	$12,650
		38,945
	Office REITs — 1.3%
1,087	Douglas Emmett, Inc.	14,066
1,126	Postal Realty Trust, Inc. Class A	16,676
		30,742
	Oil, Gas & Consumable Fuels — 4.2%
180	California Resources Corp.	8,490
958	Excelerate Energy, Inc. Class A	24,822
550	Par Pacific Holdings, Inc.[1]	21,989
421	Teekay Tankers Ltd. Class A	25,681
601	World Kinect Corp.	15,536
		96,518
	Passenger Airlines — 0.8%
3,831	Strata Critical Medical, Inc.[1]	19,270
	Pharmaceuticals — 5.4%
513	Collegium Pharmaceutical, Inc.[1]	18,468
1,325	Pacira BioSciences, Inc.[1]	28,329
526	Supernus Pharmaceuticals, Inc.[1]	28,998
5,655	Terns Pharmaceuticals, Inc.[1,2]	46,710
		122,505
	Professional Services — 1.6%
140	CSG Systems International, Inc.	10,958
255	Korn Ferry	16,499
577	Upwork, Inc.[1]	9,197
		36,654
	Real Estate Management & Development — 1.0%
1,399	Cushman & Wakefield PLC[1]	21,964
	Retail REITs — 1.0%
543	InvenTrust Properties Corp.	14,878
450	NETSTREIT Corp.[2]	8,379
		23,257
	Semiconductors & Semiconductor Equipment — 2.7%
672	ACM Research, Inc. Class A1	27,861
700	Penguin Solutions, Inc.[1]	15,589
766	Photronics, Inc.[1]	18,308
		61,758
	Software — 6.4%
1,201	A10 Networks, Inc.	21,426
1,183	Freshworks, Inc. Class A1	13,131
1,563	Jamf Holding Corp.[1]	20,085
692	LiveRamp Holdings, Inc.[1]	18,919
1,018	OneSpan, Inc.	11,605
1,020	PagerDuty, Inc.[1]	16,381
740	Rapid7, Inc.[1]	13,697
1,789	Sprinklr, Inc. Class A1	13,811
876	Teradata Corp.[1]	18,265
		147,320
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 0.7%
1,102	Safehold, Inc.	$15,902
	Specialty Retail — 2.7%
222	Abercrombie & Fitch Co. Class A1	16,106
898	ODP Corp.[1]	25,036
300	Urban Outfitters, Inc.[1]	19,383
		60,525
	Textiles, Apparel & Luxury Goods — 0.7%
633	G-III Apparel Group Ltd.[1]	16,996
	Trading Companies & Distributors — 3.1%
1,476	DNOW, Inc.[1]	21,697
1,500	Hudson Technologies, Inc.[1]	13,613
1,459	MRC Global, Inc.[1]	20,353
322	Rush Enterprises, Inc. Class A	15,910
		71,573
	TOTAL COMMON STOCKS (Cost $1,796,617)	2,269,988
RIGHTS* — 0.0%
	Biotechnology — 0.0%
1,505	Sage Therapeutics, Inc.[1,3]	271
	TOTAL RIGHTS (Cost $271)	271
INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.7%
130,269	State Street Navigator Securities Lending Government Money Market Portfolio, 4.14%[4]	130,269
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $130,269)	130,269
TOTAL INVESTMENTS (Cost $1,927,157)	105.0%	$2,400,528
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.0)	(114,782)
NET ASSETS	100.0%	$2,285,746

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of October 31, 2025.
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 97.8%
	Japan — 21.1%
65,700	Asahi Kasei Corp.	$504,122
13,900	Bandai Namco Holdings, Inc.	433,118
15,200	Canon, Inc.	437,231
19,900	Honda Motor Co. Ltd.	201,441
34,500	Japan Post Bank Co. Ltd.	386,841
15,500	Komatsu Ltd.	519,583
5,600	Lasertec Corp.[1]	1,032,353
24,000	Mitsubishi Electric Corp.	672,299
12,100	Obayashi Corp.	205,082
6,100	Obic Co. Ltd.	189,480
35,200	Ono Pharmaceutical Co. Ltd.	428,608
17,300	Otsuka Corp.	342,385
16,600	SBI Holdings, Inc.	744,743
22,200	Sekisui Chemical Co. Ltd.	385,342
28,500	Sekisui House Ltd.	612,313
31,500	Shionogi & Co. Ltd.	527,351
12,000	Sumitomo Corp.	349,309
15,300	Sumitomo Electric Industries Ltd.	560,930
37,600	Suzuki Motor Corp.	563,109
16,300	TIS, Inc.	562,160
		9,657,800
	United Kingdom — 13.7%
4,800	Admiral Group PLC	206,577
37,900	Barclays PLC	202,642
12,500	British American Tobacco PLC	641,086
253,000	Centrica PLC	595,932
72,600	CK Hutchison Holdings Ltd.	481,163
48,200	HSBC Holdings PLC	673,348
11,600	Imperial Brands PLC	460,977
85,000	Kingfisher PLC	344,820
646,900	Lloyds Banking Group PLC	757,031
73,418	NatWest Group PLC	563,263
2,000	Next PLC	375,718
2,800	Reckitt Benckiser Group PLC	213,933
23,400	Smith & Nephew PLC[1]	431,905
257,100	Vodafone Group PLC	311,205
		6,259,600
	Canada — 12.2%
4,298	Agnico Eagle Mines Ltd.	691,271
4,000	Bank of Montreal	496,895
9,900	Bank of Nova Scotia	649,318
27,300	Barrick Mining Corp.	896,148
8,100	Canadian Imperial Bank of Commerce	671,135
6,400	Imperial Oil Ltd.	566,055
15,600	Manulife Financial Corp.	504,855
6,300	Nutrien Ltd.	343,130
13,429	Suncor Energy, Inc.	534,747
2,800	Toronto-Dominion Bank	229,901
		5,583,455
	France — 9.1%
2,000	BNP Paribas SA	154,593
4,500	Capgemini SE	692,455
14,600	Carrefour SA	219,614
10,100	Cie Generale des Etablissements Michelin SCA	322,360
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	France — (Continued)
26,300	Credit Agricole SA	$474,122
5,600	Danone SA	494,957
5,100	Eiffage SA	627,238
5,600	FDJ UNITED	163,178
13,078	Orange SA	208,554
3,695	Publicis Groupe SA	369,685
3,200	Vinci SA	427,495
		4,154,251
	Spain — 6.5%
8,331	ACS Actividades de Construccion y Servicios SA	683,714
14,000	Aena SME SA2	380,029
37,800	Banco Bilbao Vizcaya Argentaria SA	759,646
65,400	CaixaBank SA	690,662
23,667	Iberdrola SA1	479,169
		2,993,220
	Germany — 6.5%
700	Allianz SE	280,947
17,500	Deutsche Bank AG	623,901
12,900	Fresenius Medical Care AG	692,310
8,200	GEA Group AG	586,007
800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	494,625
10,100	Zalando SE2,3	282,429
		2,960,219
	Switzerland — 3.6%
4,200	Logitech International SA	504,574
5,400	Novartis AG	666,117
680	Zurich Insurance Group AG	472,346
		1,643,037
	Australia — 3.2%
25,800	Brambles Ltd.	419,660
23,100	Computershare Ltd.	552,731
15,400	QBE Insurance Group Ltd.	199,912
41,000	Stockland	169,274
8,766	Suncorp Group Ltd.	112,533
		1,454,110
	United States — 3.2%
13,400	GSK PLC	313,431
1,400	Roche Holding AG	450,401
18,300	Shell PLC	684,559
		1,448,391
	Denmark — 3.1%
345	AP Moller - Maersk AS Class B	711,145
2,500	Genmab AS3	709,220
		1,420,365
	Netherlands — 3.0%
470	ASML Holding NV	497,377
1,400	Euronext NV2	200,100
8,600	Koninklijke Ahold Delhaize NV	352,003
12,800	Koninklijke Philips NV	350,258
		1,399,738
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Hong Kong — 2.6%
5,200	Hong Kong Exchanges & Clearing Ltd.	$283,470
106,779	Link	556,256
28,000	Sun Hung Kai Properties Ltd.	340,336
		1,180,062
	Italy — 2.1%
29,100	Enel SpA	294,231
36,900	Eni SpA	678,143
		972,374
	Luxembourg — 1.8%
11,900	ArcelorMittal SA	454,840
5,500	Eurofins Scientific SE	387,602
		842,442
	Finland — 1.7%
24,243	Wartsila OYJ Abp	792,763
	Sweden — 1.4%
5,600	Boliden AB1,3	252,877
6,600	Getinge AB Class B1	155,131
4,000	Saab AB Class B	220,626
		628,634
	Belgium — 0.9%
1,600	UCB SA	410,343
	Macau — 0.7%
67,400	Galaxy Entertainment Group Ltd.	335,849
	Brazil — 0.5%
5,900	Yara International ASA	215,048
	China — 0.5%
43,735	BOC Hong Kong Holdings Ltd.	214,889
	Singapore — 0.4%
41,800	Sembcorp Industries Ltd.[1]	209,707
	TOTAL COMMON STOCKS (Cost $35,467,200)	44,776,297
Face Amount
REPURCHASE AGREEMENT*—0.6%
$269,251	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $269,277, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $273,000, coupon rate of 3.875%, due 3/31/27, market value of $274,702)	269,251
	TOTAL REPURCHASE AGREEMENT (Cost $269,251)	269,251
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.4%
2,033,970	State Street Navigator Securities Lending Government Money Market Portfolio, 4.14%[4]	2,033,970
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,033,970)	2,033,970
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Face Amount		Value
TOTAL INVESTMENTS (Cost $37,770,421)	102.8%	$47,079,518
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8)	(1,304,550)
NET ASSETS	100.0%	$45,774,968

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2025, these securities, which are not illiquid, amounted to $862,558 or 1.9% of net assets for the Fund.
[3]	Non income-producing security.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of October 31, 2025.
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 99.5%
	Air Freight & Logistics — 0.5%
458	FedEx Corp.	$116,250
	Automobile Components — 0.7%
1,834	Aptiv PLC[1]	148,737
	Automobiles — 2.4%
7,325	General Motors Co.	506,084
	Banks — 4.2%
6,883	Bank of America Corp.	367,896
4,171	Citigroup, Inc.	422,230
2,277	U.S. Bancorp	106,291
		896,417
	Biotechnology — 2.4%
856	Biogen, Inc.[1]	132,055
3,267	Gilead Sciences, Inc.	391,354
		523,409
	Broadline Retail — 2.0%
5,253	eBay, Inc.	427,121
	Building Products — 2.5%
2,234	Owens Corning	284,411
560	Trane Technologies PLC	251,244
		535,655
	Capital Markets — 4.2%
1,056	Bank of New York Mellon Corp.	113,974
1,789	CME Group, Inc.	474,962
3,612	Nasdaq, Inc.	308,790
		897,726
	Chemicals — 1.3%
2,317	DuPont de Nemours, Inc.	189,183
946	PPG Industries, Inc.	92,472
		281,655
	Communications Equipment — 4.0%
2,263	Arista Networks, Inc.[1]	356,852
2,799	Cisco Systems, Inc.	204,635
1,154	F5, Inc.[1]	292,020
		853,507
	Construction & Engineering — 1.5%
2,321	AECOM	311,826
	Construction Materials — 2.5%
4,400	CRH PLC	524,040
	Consumer Staples Distribution & Retail — 1.0%
3,016	Sysco Corp.	224,029
	Electric Utilities — 3.1%
5,602	Edison International	310,239
1,587	Eversource Energy	117,136
5,297	Exelon Corp.	244,298
		671,673
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.3%
4,476	Flex Ltd.[1]	$279,840
	Energy Equipment & Services — 2.6%
11,330	Baker Hughes Co.	548,485
	Entertainment — 0.6%
1,103	Walt Disney Co.	124,220
	Financial Services — 3.3%
5,245	PayPal Holdings, Inc.[1]	363,321
1,030	Visa, Inc. Class A	350,962
		714,283
	Food Products — 1.3%
5,830	General Mills, Inc.	271,736
	Health Care Equipment & Supplies — 1.9%
4,426	Medtronic PLC	401,438
	Health Care Providers & Services — 2.8%
1,352	Cencora, Inc.	456,719
568	Cigna Group	138,825
		595,544
	Hotel & Resort REITs — 0.5%
6,492	Host Hotels & Resorts, Inc.	104,002
	Hotels, Restaurants & Leisure — 2.2%
2,279	Airbnb, Inc. Class A1	288,385
818	Expedia Group, Inc.	179,960
		468,345
	Household Durables — 0.5%
721	Toll Brothers, Inc.	97,299
	Household Products — 0.5%
1,034	Clorox Co.	116,284
	Insurance — 0.5%
614	Marsh & McLennan Cos., Inc.	109,384
	Interactive Media & Services — 5.4%
2,026	Alphabet, Inc. Class A	569,691
492	Meta Platforms, Inc. Class A	318,988
7,993	Pinterest, Inc. Class A1	264,568
		1,153,247
	IT Services — 5.9%
1,440	Akamai Technologies, Inc.[1]	108,144
6,404	Cognizant Technology Solutions Corp. Class A	466,724
3,278	Okta, Inc.[1]	300,035
2,821	Twilio, Inc. Class A1	380,496
		1,255,399
	Life Sciences Tools & Services — 1.2%
21,120	Avantor, Inc.[1]	249,638
	Machinery — 1.7%
307	Caterpillar, Inc.	177,219
1,672	Pentair PLC	177,817
		355,036
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 1.4%
4,002	Omnicom Group, Inc.	$300,230
	Oil, Gas & Consumable Fuels — 0.5%
2,008	HF Sinclair Corp.	103,613
	Passenger Airlines — 0.7%
2,511	Delta Air Lines, Inc.	144,081
	Pharmaceuticals — 3.4%
2,200	Johnson & Johnson	415,514
1,814	Merck & Co., Inc.	155,968
6,251	Pfizer, Inc.	154,087
		725,569
	Professional Services — 1.2%
3,746	Genpact Ltd.	142,910
1,300	SS&C Technologies Holdings, Inc.	110,396
		253,306
	Real Estate Management & Development — 2.3%
3,244	CBRE Group, Inc. Class A1	494,483
	Semiconductors & Semiconductor Equipment — 9.2%
3,376	Cirrus Logic, Inc.[1]	447,827
2,726	Lam Research Corp.	429,236
7,152	ON Semiconductor Corp.[1]	358,172
2,106	QUALCOMM, Inc.	380,975
4,476	Skyworks Solutions, Inc.	347,875
		1,964,085
	Software — 8.9%
15,585	Dropbox, Inc. Class A1	451,965
2,713	Dynatrace, Inc.[1]	137,196
2,046	Fortinet, Inc.[1]	176,836
6,618	Gen Digital, Inc.	174,450
1,741	Salesforce, Inc.	453,374
5,882	Zoom Communications, Inc.[1]	513,087
		1,906,908
	Specialized REITs — 1.2%
535	American Tower Corp.	95,754
184	Equinix, Inc.	155,666
		251,420
	Specialty Retail — 3.3%
2,488	Best Buy Co., Inc.	204,364
3,615	TJX Cos., Inc.	506,606
		710,970
	Technology Hardware, Storage & Peripherals — 2.4%
21,385	Hewlett Packard Enterprise Co.	522,222
	Textiles, Apparel & Luxury Goods — 0.5%
1,768	NIKE, Inc. Class B	114,195
	TOTAL COMMON STOCKS (Cost $16,166,013)	21,253,391
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Face Amount		Value
REPURCHASE AGREEMENT* — 0.7%
$151,247	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $151,262, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $154,500, coupon rate of 3.625%, due 9/30/30, market value of $154,354)	$151,247
TOTAL REPURCHASE AGREEMENT (Cost $151,247)		151,247
TOTAL INVESTMENTS (Cost $16,317,260)	100.2%	$21,404,638
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(32,192)
NET ASSETS	100.0%	$21,372,446

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

SMID Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 98.6%
	Banks — 4.0%
5,398	Truist Financial Corp.	$240,913
	Building Products — 4.2%
15,065	Hayward Holdings, Inc.[1]	255,653
	Capital Markets — 3.3%
1,216	Virtus Investment Partners, Inc.	197,989
	Chemicals — 3.7%
3,976	Minerals Technologies, Inc.	225,638
	Construction & Engineering — 4.4%
392	EMCOR Group, Inc.	264,906
	Consumer Staples Distribution & Retail — 3.4%
14,931	Grocery Outlet Holding Corp.[1]	203,211
	Distributors — 4.0%
7,663	LKQ Corp.	244,909
	Financial Services — 3.0%
2,381	Euronet Worldwide, Inc.[1]	180,623
	Health Care Equipment & Supplies — 8.2%
3,063	Edwards Lifesciences Corp.[1]	252,544
4,001	Globus Medical, Inc. Class A1	241,621
		494,165
	Health Care Technology — 4.3%
22,484	Certara, Inc.[1]	261,489
	Hotel & Resort REITs — 3.5%
31,376	RLJ Lodging Trust[2]	213,357
	Hotels, Restaurants & Leisure — 3.6%
2,801	Boyd Gaming Corp.	218,114
	Insurance — 3.9%
930	RenaissanceRe Holdings Ltd.	236,304
	Interactive Media & Service — 3.7%
6,389	Cargurus, Inc.[1]	224,382
	IT Services — 3.9%
2,586	Okta, Inc.[1]	236,696
	Leisure Equipment & Products — 3.9%
6,869	YETI Holdings, Inc.[1]	233,477
	Multi-Utilities — 4.4%
4,174	Black Hills Corp.	264,757
	Oil, Gas & Consumable Fuels — 4.0%
9,266	World Kinect Corp.	239,526
	Professional Services — 8.5%
515	CACI International, Inc. Class A1	289,559
9,687	Verra Mobility Corp.[1]	224,835
		514,394
	Real Estate Management & Development — 3.8%
1,495	CBRE Group, Inc. Class A1	227,883
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

SMID Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 8.2%
4,936	Dynatrace, Inc.[1]	$249,613
2,795	Zoom Communications, Inc.[1]	243,808
		493,421
	Trading Companies & Distributors — 4.7%
1,084	WESCO International, Inc.	281,330
	TOTAL COMMON STOCKS (Cost $6,001,425)	5,953,137
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$20,160	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $20,161, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $20,500, coupon rate of 3.875%, due 3/31/27, market value of $20,688)	20,160
	TOTAL REPURCHASE AGREEMENT (Cost $20,160)	20,160
TOTAL INVESTMENTS (Cost $6,021,585)	98.9%	$5,973,297
OTHER ASSETS IN EXCESS OF LIABILITIES	1.1	66,094
NET ASSETS	100.0%	$6,039,391

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 95.4%
	Automobile Components — 1.5%
7,360	Aptiv PLC[1]	$596,896
	Automobiles — 0.9%
5,320	General Motors Co.	367,559
	Banks — 2.7%
4,680	Hancock Whitney Corp.	267,275
23,186	Old National Bancorp	473,690
12,380	Regions Financial Corp.	299,596
		1,040,561
	Biotechnology — 2.4%
7,280	BioMarin Pharmaceutical, Inc.[1]	389,990
25,720	Catalyst Pharmaceuticals, Inc.[1]	547,064
		937,054
	Broadline Retail — 2.0%
9,440	eBay, Inc.	767,566
	Capital Markets — 5.6%
1,940	CME Group, Inc.[2]	515,051
2,780	Intercontinental Exchange, Inc.[2]	406,686
20,060	Janus Henderson Group PLC	873,814
4,560	Nasdaq, Inc.[2]	389,834
		2,185,385
	Construction & Engineering — 4.5%
6,820	AECOM[2]	916,267
1,230	EMCOR Group, Inc.[2]	831,209
		1,747,476
	Diversified Consumer Services — 2.4%
5,980	Adtalem Global Education, Inc.[1]	586,159
5,120	Stride, Inc.[1]	348,365
		934,524
	Diversified REITs — 0.9%
12,240	Essential Properties Realty Trust, Inc.	365,731
	Electric Utilities — 1.8%
8,180	Edison International	453,008
3,100	Eversource Energy	228,811
		681,819
	Electrical Equipment — 0.9%
2,660	EnerSys[2]	335,586
	Electronic Equipment, Instruments & Components — 4.9%
6,830	Amphenol Corp. Class A	951,692
6,900	Sanmina Corp.[1]	945,645
		1,897,337
	Energy Equipment & Services — 1.6%
12,480	Baker Hughes Co.	604,157
	Financial Services — 5.2%
31,920	MGIC Investment Corp.[2]	875,246
7,340	PayPal Holdings, Inc.[1,2]	508,442
18,920	Radian Group, Inc.[2]	642,145
		2,025,833
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Food Products — 1.2%
5,420	Cal-Maine Foods, Inc.	$475,876
	Health Care Equipment & Supplies — 2.5%
20,100	Envista Holdings Corp.[1]	409,035
6,600	Merit Medical Systems, Inc.[1]	577,764
		986,799
	Household Durables — 0.6%
1,920	PulteGroup, Inc.	230,150
	Industrial REITs — 1.1%
10,660	STAG Industrial, Inc.	407,958
	Insurance — 2.9%
4,000	Brown & Brown, Inc.	318,960
11,121	Unum Group	816,504
		1,135,464
	Interactive Media & Services — 1.9%
9,900	Cargurus, Inc.[1]	347,688
620	Meta Platforms, Inc. Class A	401,977
		749,665
	IT Services — 6.2%
8,800	Amdocs Ltd.	741,488
7,580	Cognizant Technology Solutions Corp. Class A	552,431
4,600	Okta, Inc.[1]	421,038
5,300	Twilio, Inc. Class A1	714,864
		2,429,821
	Life Sciences Tools & Services — 1.2%
2,220	IQVIA Holdings, Inc.[1]	480,541
	Machinery — 6.0%
29,620	Gates Industrial Corp. PLC[1,2]	654,010
4,600	ITT, Inc.[2]	851,322
8,020	Mueller Industries, Inc.[2]	849,077
		2,354,409
	Media — 2.2%
9,400	Fox Corp. Class A	607,710
4,440	New York Times Co. Class A	253,036
		860,746
	Metals & Mining — 1.8%
11,520	Commercial Metals Co.	683,827
	Multi-Utilities — 2.1%
19,600	NiSource, Inc.	825,356
	Oil, Gas & Consumable Fuels — 1.0%
15,140	World Kinect Corp.	391,369
	Passenger Airlines — 2.5%
3,680	Delta Air Lines, Inc.	211,159
7,640	SkyWest, Inc.[1]	767,667
		978,826
	Pharmaceuticals — 1.6%
27,540	Elanco Animal Health, Inc.[1]	610,011
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Professional Services — 3.3%
236	Amentum Holdings, Inc.[1,3]	$5,289
17,180	Genpact Ltd.	655,417
3,880	Jacobs Solutions, Inc.	604,543
		1,265,249
	Real Estate Management & Development — 2.9%
3,440	CBRE Group, Inc. Class A1	524,359
2,040	Jones Lang LaSalle, Inc.[1]	622,384
		1,146,743
	Retail REITs — 1.2%
17,520	Brixmor Property Group, Inc.	458,323
	Semiconductors & Semiconductor Equipment — 4.3%
3,240	Applied Materials, Inc.	755,244
5,920	Lam Research Corp.	932,163
		1,687,407
	Software — 2.0%
4,960	BlackLine, Inc.[1]	283,960
17,400	Dropbox, Inc. Class A1	504,600
		788,560
	Specialized REITs — 1.5%
19,340	VICI Properties, Inc.	580,007
	Specialty Retail — 3.4%
5,000	TJX Cos., Inc.	700,700
9,340	Urban Outfitters, Inc.[1]	603,457
		1,304,157
	Technology Hardware, Storage & Peripherals — 0.9%
13,860	Hewlett Packard Enterprise Co.	338,461
	Trading Companies & Distributors — 3.8%
13,780	Rush Enterprises, Inc. Class A2	680,870
3,140	WESCO International, Inc.[2]	814,924
		1,495,794
	TOTAL COMMON STOCKS (Cost $23,505,519)	37,153,003
Face Amount
REPURCHASE AGREEMENT* — 3.6%
$1,407,178	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $1,407,314, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $1,426,700, coupon rate of 3.875%, due 3/31/27, market value of $1,435,520)	1,407,178
	TOTAL REPURCHASE AGREEMENT (Cost $1,407,178)	1,407,178
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
4,388	State Street Navigator Securities Lending Government Money Market Portfolio, 4.14%[4]	4,388
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,388)	4,388
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
TOTAL LONG INVESTMENTS (Cost $24,917,085)	99.0%	$38,564,569
COMMON STOCKS SOLD SHORT* — (60.7)%
	Aerospace & Defense — (5.5)%
(660)	Axon Enterprise, Inc.[1]	$(483,272)
(3,720)	Boeing Co.[1]	(747,794)
(840)	Lockheed Martin Corp.	(413,179)
(380)	TransDigm Group, Inc.	(497,234)
		(2,141,479)
	Automobile Components — (1.3)%
(3,280)	Modine Manufacturing Co.[1]	(502,529)
	Banks — (0.8)%
(6,080)	Triumph Financial, Inc.[1]	(331,117)
	Beverages — (0.5)%
(7,520)	Brown-Forman Corp. Class A	(203,942)
	Building Products — (2.8)%
(7,700)	Carrier Global Corp.	(458,073)
(840)	Lennox International, Inc.	(424,200)
(4,060)	Trex Co., Inc.[1]	(196,179)
		(1,078,452)
	Capital Markets — (4.2)%
(24,120)	Blue Owl Capital, Inc.	(380,373)
(3,100)	KKR & Co., Inc.	(366,823)
(7,400)	StepStone Group, Inc. Class A	(450,512)
(7,800)	TPG, Inc.	(429,312)
		(1,627,020)
	Commercial Services & Supplies — (2.0)%
(4,320)	Casella Waste Systems, Inc. Class A1	(382,623)
(1,960)	Waste Management, Inc.	(391,549)
		(774,172)
	Diversified Telecommunication Services — (0.9)%
(8,080)	Cogent Communications Holdings, Inc.	(333,300)
	Electric Utilities — (2.3)%
(4,940)	MGE Energy, Inc.	(409,378)
(5,020)	Southern Co.	(472,081)
		(881,459)
	Electronic Equipment, Instruments & Components — (1.2)%
(3,420)	Coherent Corp.[1]	(451,303)
	Energy Equipment & Services — (0.6)%
(4,320)	Tidewater, Inc.[1]	(218,549)
	Entertainment — (1.1)%
(4,920)	Liberty Media Corp.-Liberty Live Class C1	(444,817)
	Financial Services — (4.6)%
(2,400)	Apollo Global Management, Inc.	(298,344)
(2,540)	Federal Agricultural Mortgage Corp. Class C	(402,945)
(6,600)	Fidelity National Information Services, Inc.	(412,632)
(9,040)	Toast, Inc. Class A1	(326,706)
(63,860)	UWM Holdings Corp.	(359,532)
		(1,800,159)
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Food Products — (0.7)%
(5,280)	Freshpet, Inc.[1]	$(259,829)
	Ground Transportation — (2.3)%
(980)	Saia, Inc.[1]	(286,650)
(2,720)	Union Pacific Corp.	(599,406)
		(886,056)
	Health Care REITs — (1.2)%
(27,160)	Healthcare Realty Trust, Inc.	(481,275)
	Hotels, Restaurants & Leisure — (3.4)%
(4,160)	Jack in the Box, Inc.	(66,727)
(9,520)	Papa John’s International, Inc.	(483,711)
(1,300)	Royal Caribbean Cruises Ltd.	(372,879)
(5,000)	Starbucks Corp.	(404,350)
		(1,327,667)
	Household Durables — (0.5)%
(4,740)	LGI Homes, Inc.[1]	(193,439)
	Insurance — (2.8)%
(14,480)	Baldwin Insurance Group, Inc.[1]	(320,008)
(5,500)	Goosehead Insurance, Inc. Class A	(377,685)
(1,010)	Kinsale Capital Group, Inc.	(403,465)
		(1,101,158)
	IT Services — (1.4)%
(2,100)	Cloudflare, Inc. Class A1	(531,930)
	Machinery — (1.8)%
(620)	Parker-Hannifin Corp.	(479,155)
(980)	Standex International Corp.	(228,565)
		(707,720)
	Media — (1.9)%
(9,900)	News Corp. Class B	(301,653)
(8,540)	Trade Desk, Inc. Class A1	(429,391)
		(731,044)
	Multi-Utilities — (0.6)%
(6,100)	CenterPoint Energy, Inc.	(233,264)
	Office REITs — (0.9)%
(7,100)	SL Green Realty Corp.	(364,585)
	Oil, Gas & Consumable Fuels — (0.4)%
(21,400)	SFL Corp. Ltd.	(159,644)
	Pharmaceuticals — (1.2)%
(3,600)	Axsome Therapeutics, Inc.[1]	(485,964)
	Professional Services — (0.9)%
(880)	Equifax, Inc.	(185,768)
(840)	Verisk Analytics, Inc.	(183,758)
		(369,526)
	Real Estate Management & Development — (1.3)%
(8,860)	St. Joe Co.	(503,071)
	Residential REITs — (0.5)%
(12,740)	Independence Realty Trust, Inc.	(202,948)
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Semiconductors & Semiconductor Equipment — (0.6)%
(2,480)	Entegris, Inc.	$(227,094)
	Software — (2.4)%
(220)	Fair Isaac Corp.[1]	(365,096)
(9,640)	PAR Technology Corp.[1]	(340,678)
(900)	Strategy, Inc. Class A1	(242,559)
		(948,333)
	Specialized REITs — (0.9)%
(1,200)	Public Storage	(334,272)
	Specialty Retail — (4.6)%
(2,100)	AutoNation, Inc.[1]	(419,727)
(120)	AutoZone, Inc.[1]	(440,932)
(6,220)	Chewy, Inc. Class A1	(209,738)
(4,720)	Floor & Decor Holdings, Inc. Class A1	(294,906)
(2,480)	RH1	(427,775)
		(1,793,078)
	Textiles, Apparel & Luxury Goods — (0.5)%
(5,540)	Oxford Industries, Inc.	(204,149)
	Trading Companies & Distributors — (2.1)%
(2,660)	FTAI Aviation Ltd.	(459,914)
(940)	Watsco, Inc.	(345,929)
		(805,843)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(28,501,403))	(23,640,187)
TOTAL SHORT INVESTMENTS (Proceeds $(28,501,403))	(60.7)%	$(23,640,187)
NET INVESTMENTS (Net Proceeds $(3,584,318))	38.3%	$14,924,382
OTHER ASSETS IN EXCESS OF LIABILITIES	61.7	24,020,509
NET ASSETS	100.0%	$38,944,891

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $5,404,469.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of October 31, 2025.
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 128.4%
	Automobiles — 2.5%
40,400	Ford Motor Co.[1]	$530,452
3,720	General Motors Co.	257,015
		787,467
	Banks — 3.9%
12,280	First Hawaiian, Inc.	301,228
25,600	Old National Bancorp[1]	523,008
16,140	Regions Financial Corp.[1]	390,588
		1,214,824
	Beverages — 0.9%
1,440	Boston Beer Co., Inc. Class A2	298,066
	Biotechnology — 6.1%
7,040	BioMarin Pharmaceutical, Inc.[2]	377,133
32,480	Catalyst Pharmaceuticals, Inc.[2]	690,849
8,860	Incyte Corp.[2]	828,233
		1,896,215
	Broadline Retail — 2.2%
8,671	eBay, Inc.[1]	705,039
	Capital Markets — 4.1%
1,980	CME Group, Inc.[1]	525,670
2,860	Intercontinental Exchange, Inc.[1]	418,389
4,160	Janus Henderson Group PLC[1]	181,210
2,000	Nasdaq, Inc.[1]	170,980
		1,296,249
	Chemicals — 1.1%
2,560	Corteva, Inc.[1]	157,286
2,360	DuPont de Nemours, Inc.[1]	192,694
		349,980
	Communications Equipment — 4.3%
9,020	Cisco Systems, Inc.[1]	659,452
2,780	F5, Inc.[2]	703,479
		1,362,931
	Construction & Engineering — 4.5%
3,680	AECOM[1]	494,408
1,360	EMCOR Group, Inc.[1]	919,061
		1,413,469
	Consumer Staples Distribution & Retail — 0.8%
3,180	Sysco Corp.[1]	236,210
	Containers & Packaging — 0.5%
1,680	Crown Holdings, Inc.[1]	163,262
	Diversified Consumer Services — 0.9%
4,359	Stride, Inc.[1,2]	296,586
	Electric Utilities — 1.3%
5,400	Eversource Energy[1]	398,574
	Electronic Equipment, Instruments & Components — 4.2%
2,400	Amphenol Corp. Class A1	334,416
7,052	Sanmina Corp.[2]	966,477
		1,300,893
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 2.2%
13,960	Baker Hughes Co.[1]	$675,804
	Financial Services — 7.8%
29,540	MGIC Investment Corp.[1]	809,987
17,700	NMI Holdings, Inc.[1,2]	644,811
7,100	PayPal Holdings, Inc.[1,2]	491,817
26,260	StoneCo Ltd. Class A2	499,202
		2,445,817
	Food Products — 1.4%
2,440	Cal-Maine Foods, Inc.	214,232
4,606	General Mills, Inc.[1]	214,686
		428,918
	Ground Transportation — 1.1%
16,840	Lyft, Inc. Class A1,2	344,546
	Health Care Equipment & Supplies — 4.7%
20,238	Envista Holdings Corp.[2]	411,843
5,020	GE HealthCare Technologies, Inc.[1]	376,249
7,920	Merit Medical Systems, Inc.[2]	693,317
		1,481,409
	Hotels, Restaurants & Leisure — 2.7%
32,660	Brightstar Lottery PLC[1,3]	544,116
1,420	Expedia Group, Inc.[1]	312,400
		856,516
	Industrial REITs — 1.0%
8,580	STAG Industrial, Inc.[1]	328,357
	Insurance — 2.7%
600	Travelers Cos., Inc.[1]	161,172
9,520	Unum Group[1]	698,958
		860,130
	Interactive Media & Services — 3.6%
2,300	Alphabet, Inc. Class A1	646,737
720	Meta Platforms, Inc. Class A1	466,812
		1,113,549
	IT Services — 8.3%
5,420	Akamai Technologies, Inc.[2]	407,042
8,000	Amdocs Ltd.	674,080
7,220	Cognizant Technology Solutions Corp. Class A1	526,194
2,920	Okta, Inc.[1,2]	267,268
5,420	Twilio, Inc. Class A2	731,049
		2,605,633
	Leisure Equipment & Products — 0.5%
2,060	Hasbro, Inc.[1]	157,199
	Machinery — 6.2%
20,280	Gates Industrial Corp. PLC[1,2]	447,782
2,700	ITT, Inc.[1]	499,689
1,440	Watts Water Technologies, Inc. Class A1	392,544
2,900	Westinghouse Air Brake Technologies Corp.[1]	592,876
		1,932,891
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 5.5%
13,300	Comcast Corp. Class A1	$370,206
10,540	Fox Corp. Class A	681,411
2,760	New York Times Co. Class A	157,292
6,780	Omnicom Group, Inc.	508,636
		1,717,545
	Metals & Mining — 2.3%
11,960	Commercial Metals Co.	709,946
	Multi-Utilities — 2.0%
14,800	NiSource, Inc.[1]	623,228
	Oil, Gas & Consumable Fuels — 2.4%
19,600	APA Corp.	443,940
2,020	Chevron Corp.[1]	318,594
		762,534
	Passenger Airlines — 1.3%
3,905	SkyWest, Inc.[2]	392,374
	Pharmaceuticals — 1.3%
3,420	Bristol-Myers Squibb Co.[1]	157,559
13,440	Innoviva, Inc.[2]	244,608
		402,167
	Professional Services — 1.8%
15,100	Genpact Ltd.[1]	576,065
	Real Estate Management & Development — 3.0%
3,020	CBRE Group, Inc. Class A1,2	460,338
1,529	Jones Lang LaSalle, Inc.[2]	466,483
		926,821
	Retail REITs — 0.7%
8,460	Brixmor Property Group, Inc.[1]	221,314
	Semiconductors & Semiconductor Equipment — 11.7%
2,480	Applied Materials, Inc.[1]	578,088
4,100	Cirrus Logic, Inc.[2]	543,865
560	KLA Corp.	676,895
5,180	Lam Research Corp.	815,643
2,880	ON Semiconductor Corp.[2]	144,230
2,600	QUALCOMM, Inc.	470,340
5,500	Skyworks Solutions, Inc.	427,460
		3,656,521
	Software — 5.6%
1,100	Adobe, Inc.[1,2]	374,341
18,060	Box, Inc. Class A2	579,545
9,520	Dropbox, Inc. Class A2	276,080
14,360	UiPath, Inc. Class A2	227,750
3,360	Zoom Communications, Inc.[1,2]	293,093
		1,750,809
	Specialized REITs — 1.2%
12,280	VICI Properties, Inc.[1]	368,277
	Specialty Retail — 4.0%
7,220	Gap, Inc.[1]	164,977
7,300	Urban Outfitters, Inc.[2]	471,653
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
3,160	Williams-Sonoma, Inc.[1]	$614,114
		1,250,744
	Technology Hardware, Storage & Peripherals — 2.5%
32,660	Hewlett Packard Enterprise Co.	797,557
	Textiles, Apparel & Luxury Goods — 1.6%
874	Ralph Lauren Corp.[1]	279,383
1,980	Tapestry, Inc.[1]	217,444
		496,827
	Trading Companies & Distributors — 2.0%
2,360	WESCO International, Inc.[1]	612,491
	TOTAL COMMON STOCKS (Cost $27,941,400)	40,215,754
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$64,407	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $64,413, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $65,300, coupon rate of 3.875%, due 3/31/27, market value of $65,703)	64,407
	TOTAL REPURCHASE AGREEMENT (Cost $64,407)	64,407
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
68,000	State Street Navigator Securities Lending Government Money Market Portfolio, 4.14%[4]	68,000
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $68,000)	68,000
TOTAL LONG INVESTMENTS (Cost $28,073,807)	128.8%	$40,348,161
COMMON STOCKS SOLD SHORT* — (28.5)%
	Aerospace & Defense — (1.2)%
(160)	Axon Enterprise, Inc.[2]	(117,157)
(200)	Lockheed Martin Corp.	(98,376)
(120)	TransDigm Group, Inc.	(157,021)
		(372,554)
	Banks — (0.8)%
(3,500)	Glacier Bancorp, Inc.	(142,975)
(1,700)	Triumph Financial, Inc.[2]	(92,582)
		(235,557)
	Beverages — (0.3)%
(4,000)	Primo Brands Corp.	(87,880)
	Building Products — (1.2)%
(1,040)	Builders FirstSource, Inc.[2]	(120,817)
(1,700)	Carrier Global Corp.	(101,133)
(200)	Lennox International, Inc.	(101,000)
(1,200)	Trex Co., Inc.[2]	(57,984)
		(380,934)
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (1.2)%
(6,520)	Blue Owl Capital, Inc.	$(102,820)
(400)	Coinbase Global, Inc. Class A2	(137,512)
(1,020)	KKR & Co., Inc.	(120,697)
		(361,029)
	Chemicals — (0.7)%
(400)	Air Products & Chemicals, Inc.	(97,036)
(1,140)	Albemarle Corp.	(111,982)
		(209,018)
	Commercial Services & Supplies — (0.5)%
(960)	Casella Waste Systems, Inc. Class A2	(85,027)
(1,920)	Copart, Inc.[2]	(82,579)
		(167,606)
	Construction & Engineering — (1.2)%
(1,200)	Construction Partners, Inc. Class A2	(137,220)
(400)	Dycom Industries, Inc.[2]	(115,116)
(340)	IES Holdings, Inc.[2]	(133,239)
		(385,575)
	Consumer Finance — (0.5)%
(400)	American Express Co.	(144,292)
	Diversified Telecommunication Services — (0.3)%
(2,120)	Cogent Communications Holdings, Inc.	(87,450)
	Electric Utilities — (0.4)%
(1,280)	Southern Co.	(120,371)
	Electronic Equipment, Instruments & Components — (0.5)%
(1,240)	Coherent Corp.[2]	(163,630)
	Energy Equipment & Services — (0.3)%
(1,800)	Tidewater, Inc.[2]	(91,062)
	Entertainment — (0.9)%
(1,260)	Liberty Media Corp.-Liberty Live Class C2	(113,916)
(720)	Madison Square Garden Sports Corp.[2]	(154,361)
		(268,277)
	Financial Services — (2.4)%
(1,440)	Affirm Holdings, Inc.[2]	(103,507)
(1,000)	Apollo Global Management, Inc.	(124,310)
(900)	Federal Agricultural Mortgage Corp. Class C	(142,776)
(1,920)	Fidelity National Information Services, Inc.	(120,039)
(1,300)	PennyMac Financial Services, Inc.	(163,553)
(16,900)	UWM Holdings Corp.	(95,147)
		(749,332)
	Food Products — (0.1)%
(900)	Freshpet, Inc.[2]	(44,289)
	Ground Transportation — (0.6)%
(320)	Saia, Inc.[2]	(93,600)
(1,000)	Uber Technologies, Inc.[2]	(96,500)
		(190,100)
	Health Care REITs — (0.5)%
(8,640)	Healthcare Realty Trust, Inc.	(153,101)
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (2.7)%
(1,040)	Cava Group, Inc.[2]	$(55,879)
(680)	Darden Restaurants, Inc.	(122,502)
(3,500)	DraftKings, Inc. Class A2	(107,065)
(5,200)	Norwegian Cruise Line Holdings Ltd.[2]	(116,584)
(1,880)	Papa John’s International, Inc.	(95,523)
(280)	Royal Caribbean Cruises Ltd.	(80,313)
(2,400)	Six Flags Entertainment Corp.[2]	(55,152)
(1,400)	Starbucks Corp.	(113,218)
(700)	Texas Roadhouse, Inc.	(114,506)
		(860,742)
	Household Durables — (0.5)%
(1,420)	LGI Homes, Inc.[2]	(57,950)
(1,120)	SharkNinja, Inc.[2]	(95,760)
		(153,710)
	Industrial Conglomerates — (0.4)%
(840)	3M Co.	(139,860)
	Insurance — (1.3)%
(3,160)	Baldwin Insurance Group, Inc.[2]	(69,836)
(1,900)	First American Financial Corp.	(118,769)
(280)	Kinsale Capital Group, Inc.	(111,852)
(580)	Progressive Corp.	(119,480)
		(419,937)
	IT Services — (0.3)%
(400)	Cloudflare, Inc. Class A2	(101,320)
	Machinery — (0.7)%
(160)	Parker-Hannifin Corp.	(123,653)
(400)	Standex International Corp.	(93,292)
		(216,945)
	Media — (0.4)%
(3,860)	News Corp. Class B	(117,614)
	Metals & Mining — (0.9)%
(720)	Alpha Metallurgical Resources, Inc.[2]	(124,747)
(2,260)	Warrior Met Coal, Inc.	(153,319)
		(278,066)
	Multi-Utilities — (0.4)%
(1,740)	Public Service Enterprise Group, Inc.	(140,174)
	Office REITs — (0.3)%
(1,940)	SL Green Realty Corp.	(99,619)
	Oil, Gas & Consumable Fuels — (0.4)%
(120)	Texas Pacific Land Corp.	(113,206)
	Real Estate Management & Development — (0.4)%
(2,400)	St. Joe Co.	(136,272)
	Residential REITs — (0.3)%
(5,600)	Elme Communities	(92,120)
	Retail REITs — (0.8)%
(7,140)	Macerich Co.	(122,451)
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Retail REITs — (Continued)
(740)	Simon Property Group, Inc.	$(130,062)
		(252,513)
	Software — (1.2)%
(320)	Crowdstrike Holdings, Inc. Class A2	(173,763)
(60)	Fair Isaac Corp.[2]	(99,572)
(2,800)	PAR Technology Corp.[2]	(98,952)
		(372,287)
	Specialized REITs — (0.4)%
(400)	Public Storage	(111,424)
	Specialty Retail — (1.9)%
(40)	AutoZone, Inc.[2]	(146,977)
(3,560)	Chewy, Inc. Class A2	(120,043)
(1,520)	Floor & Decor Holdings, Inc. Class A2	(94,970)
(580)	RH2	(100,044)
(300)	Winmark Corp.	(120,951)
		(582,985)
	Textiles, Apparel & Luxury Goods — (0.4)%
(1,580)	Oxford Industries, Inc.	(58,223)
(18,400)	Under Armour, Inc. Class C2	(81,696)
		(139,919)
	Trading Companies & Distributors — (1.2)%
(720)	FTAI Aviation Ltd.	(124,488)
(1,060)	Herc Holdings, Inc.	(150,573)
(300)	Watsco, Inc.	(110,403)
		(385,464)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(10,159,114))	(8,926,234)
TOTAL SHORT INVESTMENTS (Proceeds $(10,159,114))	(28.5)%	$(8,926,234)
NET INVESTMENTS (Net Cost $17,914,693)	100.3%	$31,421,927
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(92,578)
NET ASSETS	100.0%	$31,329,349

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $11,050,971.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of October 31, 2025.
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 2.4%
19,562	RTX Corp.	$3,491,817
	Banks — 5.4%
16,480	JPMorgan Chase & Co.	5,127,258
16,024	PNC Financial Services Group, Inc.	2,925,181
		8,052,439
	Beverages — 1.2%
12,540	PepsiCo, Inc.	1,831,969
	Broadline Retail — 2.9%
17,315	Amazon.com, Inc.[1]	4,228,669
	Capital Markets — 3.2%
21,252	Charles Schwab Corp.	2,008,739
18,795	Intercontinental Exchange, Inc.	2,749,521
		4,758,260
	Chemicals — 1.2%
18,786	PPG Industries, Inc.	1,836,332
	Commercial Services & Supplies — 1.4%
47,595	Copart, Inc.[1]	2,047,061
	Communications Equipment — 2.8%
57,453	Cisco Systems, Inc.	4,200,389
	Construction Materials — 2.8%
6,853	Martin Marietta Materials, Inc.	4,201,574
	Electrical Equipment — 2.4%
17,526	AMETEK, Inc.	3,542,180
	Electronic Equipment, Instruments & Components — 6.7%
70,972	Amphenol Corp. Class A	9,889,238
	Financial Services — 5.3%
23,380	Global Payments, Inc.	1,818,029
10,912	Mastercard, Inc. Class A	6,023,315
		7,841,344
	Ground Transportation — 3.4%
19,283	Old Dominion Freight Line, Inc.	2,707,719
10,765	Union Pacific Corp.	2,372,283
		5,080,002
	Health Care Equipment & Supplies — 3.1%
24,445	Abbott Laboratories	3,021,891
4,304	Stryker Corp.	1,533,257
		4,555,148
	Health Care Providers & Services — 2.0%
11,891	Labcorp Holdings, Inc.	3,019,838
	Hotels, Restaurants & Leisure — 5.2%
1,054	Booking Holdings, Inc.	5,351,938
17,635	Yum! Brands, Inc.	2,437,333
		7,789,271
	Insurance — 1.6%
8,666	Chubb Ltd.	2,399,962
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Service — 8.8%
46,537	Alphabet, Inc. Class C	$13,115,057
	IT Services — 3.2%
12,460	Accenture PLC Class A	3,116,246
6,254	Gartner, Inc.[1]	1,553,118
		4,669,364
	Life Sciences Tools & Services — 5.0%
18,521	IQVIA Holdings, Inc.[1]	4,009,056
5,878	Thermo Fisher Scientific, Inc.	3,335,118
		7,344,174
	Machinery — 2.5%
4,883	Parker-Hannifin Corp.	3,773,729
	Oil, Gas & Consumable Fuels — 2.2%
21,023	Chevron Corp.	3,315,748
	Pharmaceuticals — 2.5%
2,616	Eli Lilly & Co.	2,257,242
10,541	Zoetis, Inc.	1,518,852
		3,776,094
	Software — 12.4%
8,467	Adobe, Inc.[1]	2,881,405
17,211	Microsoft Corp.	8,912,028
25,208	Oracle Corp.	6,619,873
		18,413,306
	Specialty Retail — 5.4%
4,442	Home Depot, Inc.	1,686,139
13,132	Ross Stores, Inc.	2,086,938
8,055	Ulta Beauty, Inc.[1]	4,187,633
		7,960,710
	Technology Hardware, Storage & Peripherals — 4.8%
26,503	Apple, Inc.	7,165,616
	TOTAL COMMON STOCKS (Cost $53,187,213)	148,299,291
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$173,019	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $173,036, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $175,500, coupon rate of 3.875%, due 3/31/27, market value of $176,666)	173,019
	TOTAL REPURCHASE AGREEMENT (Cost $173,019)	173,019
TOTAL INVESTMENTS (Cost $53,360,232)	99.9%	$148,472,310
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	167,388
NET ASSETS	100.0%	$148,639,698

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 98.5%
	Automobile Components — 1.0%
99,504	LCI Industries[1]	$10,297,669
	Banks — 10.8%
252,242	Ameris Bancorp	18,065,572
376,725	BankUnited, Inc.	15,099,138
340,077	Cathay General Bancorp	15,456,500
251,628	First Merchants Corp.	8,927,761
1,101,076	FNB Corp.	17,308,915
265,755	Hancock Whitney Corp.	15,177,268
601,125	OceanFirst Financial Corp.	10,928,453
174,772	Western Alliance Bancorp	13,518,614
		114,482,221
	Biotechnology — 3.3%
394,272	Alkermes PLC[2]	12,104,150
538,552	Catalyst Pharmaceuticals, Inc.[2]	11,455,001
1,121,468	Dynavax Technologies Corp.[2]	11,506,262
		35,065,413
	Building Products — 2.7%
793,585	Hayward Holdings, Inc.[2]	13,467,137
1,625,273	Janus International Group, Inc.[2]	15,602,621
		29,069,758
	Capital Markets — 4.6%
33,565	Evercore, Inc. Class A	9,886,907
295,025	Marex Group PLC	8,954,009
176,845	Stifel Financial Corp.	20,943,753
56,510	Virtus Investment Partners, Inc.	9,200,958
		48,985,627
	Chemicals — 1.8%
202,491	Ashland, Inc.	9,901,810
165,226	Minerals Technologies, Inc.	9,376,575
		19,278,385
	Commercial Services & Supplies — 1.3%
125,098	Brink’s Co.	13,905,894
	Construction & Engineering — 3.3%
158,674	Arcosa, Inc.	16,184,748
65,929	Dycom Industries, Inc.[2]	18,973,707
		35,158,455
	Consumer Staples Distribution & Retail — 0.9%
711,686	Grocery Outlet Holding Corp.[1,2]	9,686,046
	Containers & Packaging — 1.6%
471,317	Graphic Packaging Holding Co.	7,536,359
246,305	Silgan Holdings, Inc.[1]	9,512,299
		17,048,658
	Diversified Consumer Services — 1.8%
280,293	Frontdoor, Inc.[2]	18,619,864
	Electric Utilities — 1.0%
237,296	Portland General Electric Co.	10,839,681
	Electrical Equipment — 2.7%
129,192	EnerSys	16,298,863
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — (Continued)
401,295	Sensata Technologies Holding PLC	$12,773,220
		29,072,083
	Electronic Equipment, Instruments & Components — 1.9%
305,918	TTM Technologies, Inc.[2]	20,557,690
	Energy Equipment & Services — 1.5%
875,179	Liberty Energy, Inc.	15,849,492
	Financial Services — 3.3%
113,630	Euronet Worldwide, Inc.[2]	8,619,972
376,725	NCR Atleos Corp.[2]	13,901,152
373,450	Radian Group, Inc.	12,674,893
		35,196,017
	Food Products — 0.6%
533,968	Flowers Foods, Inc.	6,370,238
	Gas Utilities — 2.1%
218,050	New Jersey Resources Corp.	9,659,615
282,243	Northwest Natural Holding Co.	12,850,524
		22,510,139
	Health Care Equipment & Supplies — 3.8%
196,807	CONMED Corp.	8,659,508
172,517	Globus Medical, Inc. Class A2	10,418,302
748,614	Integra LifeSciences Holdings Corp.[1,2]	8,990,854
1,907,623	Neogen Corp.[2]	11,770,034
		39,838,698
	Health Care Providers & Services — 2.9%
184,824	HealthEquity, Inc.[2]	17,480,654
1,369,673	NeoGenomics, Inc.[2]	13,381,705
		30,862,359
	Health Care Technology — 1.7%
939,420	Certara, Inc.[1,2]	10,925,454
1,101,310	Evolent Health, Inc. Class A2	7,345,738
		18,271,192
	Hotel & Resort REITs — 0.8%
1,196,314	RLJ Lodging Trust[1]	8,134,935
	Hotels, Restaurants & Leisure — 1.3%
174,031	Boyd Gaming Corp.	13,551,794
	Household Durables — 2.0%
192,457	Helen of Troy Ltd.[2]	3,585,474
260,023	La-Z-Boy, Inc.	8,242,729
307,057	Tri Pointe Homes, Inc.[2]	9,779,766
		21,607,969
	Household Products — 0.8%
353,385	Energizer Holdings, Inc.[1]	8,209,134
	Industrial REITs — 1.2%
323,493	STAG Industrial, Inc.	12,380,077
	Interactive Media & Services — 2.3%
406,578	Cargurus, Inc.[1,2]	14,279,020
308,138	Ziff Davis, Inc.[1,2]	10,445,878
		24,724,898
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 3.4%
220,353	ASGN, Inc.[2]	$9,863,000
379,147	DigitalOcean Holdings, Inc.[1,2]	15,416,117
727,042	DXC Technology Co.[2]	10,323,997
		35,603,114
	Leisure Equipment & Products — 0.9%
292,371	YETI Holdings, Inc.[1,2]	9,937,690
	Machinery — 1.6%
522,300	Hillenbrand, Inc.	16,504,680
	Media — 1.2%
65,519	Nexstar Media Group, Inc.	12,824,034
	Multi-Utilities — 1.1%
179,422	Black Hills Corp.	11,380,737
	Office REITs — 1.0%
1,367,480	Piedmont Realty Trust, Inc.	11,021,889
	Oil, Gas & Consumable Fuels — 3.6%
319,811	CNX Resources Corp.[1,2]	10,764,838
400,527	SM Energy Co.	8,367,009
249,946	Viper Energy, Inc. Class A1	9,387,972
394,539	World Kinect Corp.[1]	10,198,833
		38,718,652
	Pharmaceuticals — 1.3%
220,917	Prestige Consumer Healthcare, Inc.[2]	13,387,570
	Professional Services — 4.3%
38,289	CACI International, Inc. Class A2	21,527,990
154,785	Korn Ferry	10,014,590
598,054	Verra Mobility Corp.[2]	13,880,833
		45,423,413
	Real Estate Management & Development — 1.5%
994,642	Cushman & Wakefield PLC[2]	15,615,879
	Retail REITs — 1.0%
368,485	InvenTrust Properties Corp.	10,096,489
	Semiconductors & Semiconductor Equipment — 2.5%
197,371	Diodes, Inc.[2]	10,531,717
158,760	Rambus, Inc.[2]	16,326,878
		26,858,595
	Software — 5.6%
381,640	Braze, Inc. Class A2	10,937,803
410,883	Five9, Inc.[2]	9,976,239
668,977	PagerDuty, Inc.[2]	10,743,771
261,525	Progress Software Corp.[2]	11,151,426
74,935	SPS Commerce, Inc.[2]	6,162,654
493,840	Verint Systems, Inc.[2]	10,015,075
		58,986,968
	Specialty Retail — 3.6%
193,276	Academy Sports & Outdoors, Inc.	9,255,988
62,039	Asbury Automotive Group, Inc.[2]	14,554,349
420,337	Valvoline, Inc.[2]	13,875,324
		37,685,661
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 2.9%
107,079	Boise Cascade Co.	$7,547,999
88,656	WESCO International, Inc.	23,008,891
		30,556,890
	TOTAL COMMON STOCKS (Cost $852,926,145)	1,044,176,647
Face Amount
REPURCHASE AGREEMENT* — 1.6%
$17,445,960	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $17,447,647, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $17,816,500, coupon rate of 3.625%, due 9/30/30, market value of $17,795,017)	17,445,960
	TOTAL REPURCHASE AGREEMENT (Cost $17,445,960)	17,445,960
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.6%
58,867,443	State Street Navigator Securities Lending Government Money Market Portfolio, 4.14%[3]	58,867,443
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $58,867,443)	58,867,443
TOTAL INVESTMENTS (Cost $929,239,548)	105.7%	$1,120,490,050
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.7)	(60,262,987)
NET ASSETS	100.0%	$1,060,227,063

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of October 31, 2025.
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 3.5%
2,804	RTX Corp.	$500,514
	Banks — 6.1%
1,963	JPMorgan Chase & Co.	610,729
1,491	PNC Financial Services Group, Inc.	272,182
		882,911
	Beverages — 1.7%
1,667	PepsiCo, Inc.	243,532
	Biotechnology — 1.8%
855	Amgen, Inc.	255,158
	Capital Markets — 9.9%
688	Ameriprise Financial, Inc.	311,506
224	Blackrock, Inc.	242,549
4,334	Charles Schwab Corp.	409,650
2,852	Morgan Stanley	467,728
		1,431,433
	Chemicals — 3.5%
615	Linde PLC	257,254
2,556	PPG Industries, Inc.	249,849
		507,103
	Communications Equipment — 3.4%
6,753	Cisco Systems, Inc.	493,712
	Electric Utilities — 2.4%
7,506	Exelon Corp.	346,177
	Electrical Equipment — 2.5%
929	Eaton Corp. PLC	354,469
	Electronic Equipment, Instruments & Components — 4.1%
2,380	TE Connectivity PLC	587,884
	Financial Services — 2.2%
5,070	Fidelity National Information Services, Inc.	316,976
	Food Products — 1.3%
3,285	Mondelez International, Inc. Class A	188,756
	Ground Transportation — 2.4%
1,546	Union Pacific Corp.	340,692
	Health Care Equipment & Supplies — 5.9%
2,755	Abbott Laboratories	340,573
1,289	Becton Dickinson & Co.	230,357
3,021	Medtronic PLC	274,005
		844,935
	Health Care Providers & Services — 2.6%
2,131	Quest Diagnostics, Inc.	374,949
	Hotels, Restaurants & Leisure — 4.2%
1,288	McDonald’s Corp.	384,378
2,756	Starbucks Corp.	222,878
		607,256
	Household Products — 1.5%
1,475	Procter & Gamble Co.	221,796
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2025
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 4.4%
2,235	Allstate Corp.	$428,047
680	Everest Group Ltd.	213,874
		641,921
	IT Services — 2.2%
1,293	Accenture PLC Class A	323,379
	Machinery — 5.7%
1,370	IDEX Corp.	234,900
857	Illinois Tool Works, Inc.	209,039
1,114	Snap-on, Inc.	373,803
		817,742
	Media — 2.3%
4,447	Omnicom Group, Inc.	333,614
	Multi-Utilities — 2.7%
2,875	DTE Energy Co.	389,678
	Oil, Gas & Consumable Fuels — 4.2%
1,898	Chevron Corp.	299,352
2,292	Phillips 66	312,033
		611,385
	Personal Care Products — 1.2%
12,145	Kenvue, Inc.	174,524
	Pharmaceuticals — 3.4%
4,526	Bristol-Myers Squibb Co.	208,513
1,491	Johnson & Johnson	281,605
		490,118
	Professional Services — 2.0%
2,490	Paychex, Inc.	291,405
	Semiconductors & Semiconductor Equipment — 2.0%
1,819	Texas Instruments, Inc.	293,696
	Software — 1.5%
852	Oracle Corp.	223,744
	Specialty Retail — 4.1%
640	Home Depot, Inc.	242,937
2,192	Ross Stores, Inc.	348,353
		591,290
	Technology Hardware, Storage & Peripherals — 2.3%
2,780	NetApp, Inc.	327,428
	Trading Companies & Distributors — 2.8%
1,601	Ferguson Enterprises, Inc.	397,848
	TOTAL COMMON STOCKS (Cost $9,249,117)	14,406,025
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Face Amount		Value
REPURCHASE AGREEMENT* — 0.2%
$20,633	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $20,635, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $21,000, coupon rate of 3.875%, due 3/31/27, market value of $21,212)	$20,633
TOTAL REPURCHASE AGREEMENT (Cost $20,633)		20,633
TOTAL INVESTMENTS (Cost $9,269,750)	100.0%	$14,426,658
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	3,847
NET ASSETS	100.0%	$14,430,505

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
EXCHANGE-TRADED FUNDS* — 7.8%
22,100	SPDR S&P 500 ETF Trust[1]	$15,073,526
30,000	Vanguard S&P 500 ETF[1]	18,811,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	33,884,726
Face Amount
U.S. TREASURY BILLS* — 18.8%
$43,300,000	U.S. Treasury Bill, 3.999% due 12/4/25[1]	43,155,441
39,000,000	U.S. Treasury Bill, 3.798% due 04/9/26[1]	38,368,594
	TOTAL U.S. TREASURY BILLS (Cost $81,500,602)	81,524,035
REPURCHASE AGREEMENT* — 0.0%
19,719	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $19,721, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $20,000, coupon rate of 3.875%, due 3/31/27, market value of $20,132)	19,719
	TOTAL REPURCHASE AGREEMENT (Cost $19,719)	19,719
Shares
INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS* — 6.1%
26,403,994	Goldman Sachs Financial Square Treasury Obligations Fund - Administration Class, 3.960%[1,2]	26,403,994
	TOTAL INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS (Cost $26,403,994)	26,403,994
TOTAL PURCHASED OPTIONS (#) (Cost $517,048,387)	128.1%	554,510,845
TOTAL INVESTMENTS (Cost $631,403,311)	160.8%	$696,343,319
LIABILITIES IN EXCESS OF OTHER ASSETS	(60.8)	(263,226,566)
NET ASSETS[3]	100.0%	$433,116,753

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options. See Note 1.
[2]	Represents an investment of collateral pledged to secure open written call and put options contracts. Registered investment company advised by Goldman Sachs Asset Management. The rate shown is the 7 day yield as of October 31, 2025.
[3]	Cash in the amount of $25,077 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	12/19/25	USD	2,941	$2,011,702,820	$548,570,025	$502,266,921	$46,303,104
PUTS:
S&P 500 Index	OCC**	6,000.00	12/19/25	USD	2,941	2,011,702,820	5,940,820	14,781,466	(8,840,646)
TOTAL PURCHASED OPTIONS						$4,023,405,640	$554,510,845	$517,048,387	$37,462,458
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	6,000.00	12/19/25	USD	2,941	2,011,702,820	(261,013,750)	(222,130,789)	(38,882,961)
PUTS:
S&P 500 Index	OCC**	6,400.00	11/21/25	USD	60	41,041,200	(84,600)	(363,970)	279,370
S&P 500 Index	OCC**	6,500.00	11/21/25	USD	60	41,041,200	(123,600)	(688,770)	565,170
S&P 500 Index	OCC**	6,600.00	11/21/25	USD	70	47,881,400	(216,300)	(214,765)	(1,535)
S&P 500 Index	OCC**	6,615.00	11/21/25	USD	3	2,052,060	(9,855)	(38,975)	29,120
S&P 500 Index	OCC**	6,650.00	11/21/25	USD	5	3,420,100	(19,025)	(55,085)	36,060
S&P 500 Index	OCC**	5,000.00	12/19/25	USD	2,941	2,011,702,820	(1,323,450)	(3,937,999)	2,614,549
TOTAL PUTS						$2,147,138,780	$(1,776,830)	$(5,299,564)	$3,522,734
TOTAL WRITTEN OPTIONS						$4,158,841,600	$(262,790,580)	$(227,430,353)	$(35,360,227)

**	The Options Clearing Corp
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2025
Shares		Value
EXCHANGE-TRADED FUNDS* — 37.2%
64,400	iShares MSCI Emerging Markets ETF[1]	$3,561,320
40,000	Vanguard FTSE All-World ex-U.S. ETF[1]	2,906,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,956,767)	6,467,720
Face Amount
U.S. TREASURY BILL* — 10.1%
$1,770,000	U.S. Treasury Bill, 3.855% due 12/4/25	1,764,091
	TOTAL U.S. TREASURY BILL (Cost $1,763,667)	1,764,091
REPURCHASE AGREEMENT* — 0.0%
892	With Fixed Income Clearing Corp., dated 10/31/25, 1.16%, principal and interest in the amount of $892, due 11/3/25, (collateralized by a U.S. Treasury Note with a par value of $1,000, coupon rate of 3.875%, due 3/31/27, market value of $1,113)	892
	TOTAL REPURCHASE AGREEMENT (Cost $892)	892
TOTAL PURCHASED OPTIONS (#) (Cost $8,790,350)	54.3%	9,427,250
Shares
INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS* — 24.0%
4,166,744	Goldman Sachs Financial Square Treasury Obligations Fund - Administration Class, 3.960%[1,2]	4,166,744
	TOTAL INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS (Cost $4,166,744)	4,166,744
TOTAL INVESTMENTS (Cost $19,678,420)	125.6%	$21,826,697
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.6)	(4,454,773)
NET ASSETS[3]	100.0%	$17,371,924

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options. See Note 1.
[2]	Represents an investment of collateral pledged to secure open written call and put options contracts. Registered investment company advised by Goldman Sachs Asset Management. The rate shown is the 7 day yield as of October 31, 2025.
[3]	Cash in the amount of $150,700 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2025
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	12/19/25	USD	50	$34,201,000	$9,326,250	$8,539,050	$787,200
PUTS:
S&P 500 Index	OCC**	6,000.00	12/19/25	USD	50	34,201,000	101,000	251,300	(150,300)
TOTAL PURCHASED OPTIONS						$68,402,000	$9,427,250	$8,790,350	$636,900
WRITTEN OPTIONS
CALLS:
iShares MSCI Emerging Markets ETF	OCC**	54.00	11/21/25	USD	400	2,212,000	(76,600)	(62,240)	(14,360)
S&P 500 Index	OCC**	6,000.00	12/19/25	USD	50	34,201,000	(4,437,500)	(3,776,450)	(661,050)
TOTAL CALLS						$36,413,000	$(4,514,100)	$(3,838,690)	$(675,410)
PUTS:
Russell 2000 Index	OCC**	2,350.00	11/21/25	USD	5	1,239,690	(6,600)	(22,585)	15,985
S&P 500 Index	OCC**	6,600.00	11/21/25	USD	10	6,840,200	(30,900)	(143,185)	112,285
S&P 500 Index	OCC**	6,650.00	11/21/25	USD	5	3,420,100	(19,025)	(55,085)	36,060
S&P 500 Index	OCC**	5,000.00	12/19/25	USD	50	34,201,000	(22,500)	(66,950)	44,450
TOTAL PUTS						$45,700,990	$(79,025)	$(287,805)	$208,780
TOTAL WRITTEN OPTIONS						$82,113,990	$(4,593,125)	$(4,126,495)	$(466,630)

**	The Options Clearing Corp
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Notes to Financial Statements
1.  Organization and Significant Accounting Policies
As of October 31, 2025, The Glenmede Fund, Inc. (the “Fund”) offers shares in fourteen portfolios: the Disciplined U.S. Equity Portfolio (formerly known as Quantitative U.S. Large Cap Core Equity Portfolio), the Disciplined U.S. Growth Equity Portfolio (formerly known as Quantitative U.S. Large Cap Growth Equity Portfolio), the Disciplined U.S. Value Equity Portfolio (formerly known as Quantitative U.S. Large Cap Value Equity Portfolio), the Disciplined U.S. Small Cap Equity Portfolio (formerly known as Quantitative U.S. Small Cap Equity Portfolio), the Disciplined International Equity Portfolio (formerly known as Quantitative International Equity Portfolio), the Environmental Accountability Portfolio, the SMID Core Equity Portfolio (formerly known as Women in Leadership U.S. Equity Portfolio), the Long/Short Equity Portfolio (formerly known as Quantitative U.S. Long/Short Equity Portfolio), the Total Market Plus Equity Portfolio (formerly known as Quantitative U.S. Total Market Equity Portfolio), the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio and the Global Secured Options Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Disciplined U.S. Equity Portfolio and the Disciplined U.S. Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Long/Short Equity Portfolio commenced operations on September 13, 2019. Since May 5, 2025, the Disciplined U.S. Small Cap Equity Portfolio, the Disciplined International Equity Portfolio and the Global Secured Options Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of each respective Portfolio changed its name to the Advisor Class. The Institutional Class shares for each respective Portfolio commenced operations on May 12, 2025.
The Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio changed their names to the Disciplined U.S. Equity Portfolio, the Disciplined U.S. Growth Equity Portfolio, the Disciplined U.S. Value Equity Portfolio, the Disciplined U.S. Small Cap Equity Portfolio, the Disciplined International Equity Portfolio, the Long/Short Equity Portfolio and the Total Market Plus Equity Portfolio, respectively, effective February 28, 2025.
On September 2, 2025, the Women in Leadership U.S. Equity Portfolio changed its investment objective and principal investment strategy to invest in undervalued equity securities, such as common stocks and preferred stocks of U.S. SMID cap companies. In connection with the Portfolio’s repositioning, the  Women in Leadership U.S. Equity Portfolio changed its name to the SMID Cap Core Equity Portfolio. Since September 2, 2025, the Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the SMID Core Equity Portfolio changed its name to the Advisor Class. As of the year ended October 31, 2025, the Institutional Class has yet to commence operations.
On September 4, 2025, the Fund’s Board of Directors (the "Board") approved changes to the principal investment strategies of the Environmental Accountability Portfolio. The Portfolio will be repositioned to invest in equity securities, such as common stocks of U.S. mid to large-cap companies that meet the Portfolio’s thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions (the "Strategy Reposition"). In connection with the Strategy Reposition, the Environmental Accountability Portfolio will change its name to the Energy Resilience Portfolio. These changes became effective on November 4, 2025.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946") - "Investment Companies”. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available, are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price
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(“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the ask price and is not less than the bid price and are typically categorized as Level 2. Exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Board has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Disciplined International Equity Portfolio, Environmental Accountability Portfolio, SMID Core Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at October 31, 2025. The Disciplined U.S. Small Cap Equity Portfolio had all investments at Level 1 of
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the hierarchy except rights which were valued at Level 3 of the hierarchy, at October 31, 2025. Level 3 investments held as of fiscal year-end, in relation to net assets, were not significant.
The Portfolios had no Level 3 transfers during fiscal year ended October 31, 2025.
The following is a summary of the inputs used as of October 31, 2025 in valuing the assets and liabilities of the Secured Options Portfolio and Global Secured Options Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$33,884,726	$—	$—	$33,884,726
U.S. Treasury Bills	—	81,524,035	—	81,524,035
Repurchase Agreement	—	19,719	—	19,719
Investment Of Collateral Pledged For Written Options	26,403,994	—	—	26,403,994
Purchased Options
Calls	—	548,570,025	—	548,570,025
Puts	—	5,940,820	—	5,940,820
Total Purchased Options	—	554,510,845	—	554,510,845
Total Investments	60,288,720	636,054,599	—	696,343,319
Total	$60,288,720	$636,054,599	$—	$696,343,319
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(261,013,750)	$—	$(261,013,750)
Puts	—	(1,776,830)	—	(1,776,830)
Total Written Options	—	(262,790,580)	—	(262,790,580)
Total	$—	$(262,790,580)	$—	$(262,790,580)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$6,467,720	$—	$—	$6,467,720
U.S. Treasury Bill	—	1,764,091	—	1,764,091
Repurchase Agreement	—	892	—	892
Investment Of Collateral Pledged For Written Options	4,166,744	—	—	4,166,744
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Purchased Options
Calls	$—	$9,326,250	$—	$9,326,250
Puts	—	101,000	—	101,000
Total Purchased Options	—	9,427,250	—	9,427,250
Total Investments	10,634,464	11,192,233	—	21,826,697
Total	$10,634,464	$11,192,233	$—	$21,826,697
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(4,514,100)	$—	$(4,514,100)
Puts	—	(79,025)	—	(79,025)
Total Written Options	—	(4,593,125)	—	(4,593,125)
Total	$—	$(4,593,125)	$—	$(4,593,125)
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of October 31, 2025 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of October 31, 2025, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
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Disciplined U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,142,182	$(2,142,182)	$—	$—	$—
Disciplined U.S. Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$7,164,824	$(7,164,824)	$—	$—	$—
Disciplined International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$269,251	$(269,251)	$—	$—	$—
Environmental Accountability Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$151,247	$(151,247)	$—	$—	$—
SMID Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$20,160	$(20,160)	$—	$—	$—
Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,407,178	$(1,407,178)	$—	$—	$—
Total Market Plus Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$64,407	$(64,407)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$173,019	$(173,019)	$—	$—	$—
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Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$17,445,960	$(17,445,960)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$20,633	$(20,633)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$19,719	$(19,719)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$892	$(892)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of October 31, 2025. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  The Portfolios may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Portfolios may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in "Interest Expense" in the Statements of Operations.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Taxes:  Tax reclaims receivable, if any, are recorded based upon the Portfolio’s interpretation of country specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Portfolio’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.
Options Transactions:  The Strategic Equity Portfolio, Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and
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may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Long/Short Equity Portfolio did not enter into any options transactions during the fiscal year ended October 31, 2025. During the fiscal year ended October 31, 2025, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. During the fiscal year, the Secured Options Portfolio and Global Secured Options Portfolio each pledged cash to Goldman Sachs & Co. LLC (the "Prime Broker"), as collateral for written options. A portion of the collateral proceeds are reinvested into the Goldman Sachs Financial Square Treasury Obligations Fund, which is a 1940 Act money market fund (the "GSAM Money Market"). As of October 31, 2025, the Secured Options Portfolio pledged cash in the amount of $26,429,071, of which $26,403,994 was reinvested into the GSAM Money Market and $25,077 remained in cash. As of October 31, 2025, the Global Secured Options Portfolio pledged cash in the amount of $4,317,444 of which $4,166,744 was reinvested into the GSAM Money Market and $150,700 remained in cash. Cash collateral reinvested into the GSAM Money Market is included in the "Investments at value" on the Statements of Assets and Liabilities, while any remaining pledged cash is in the "Cash collateral on deposit at broker" on the Statements of Assets and Liabilities. In addition, securities collateral (U.S. Treasury Bills and exchange-traded funds) valued at $98,346,293 and $6,467,720 were pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio (excluding Secured Options Portfolio and Global Secured Options Portfolio), using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Equity Portfolio and Total Market Plus Equity Portfolio, some or all of the cash collateral may be used to finance short sales and neither has utilized it yet. During the fiscal year ended October 31, 2025, the cash collateral received by the Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio and Small Cap Equity Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 7. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of a Portfolio, and a Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only their proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the
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amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of October 31, 2025.
Securities Sold Short:  The Long/Short Equity Portfolio and Total Market Plus Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender for releasing the cash proceeds to the Long/Short Equity Portfolio and Total Market Plus Equity Portfolio. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Rule 18f-4 under the 1940 Act imposes certain requirements on funds engaging in derivatives transactions and short sale borrowing (including the amount of derivatives and short sales a fund may enter into). As of October 31, 2025, the Long/Short Equity Portfolio pledged cash in the amount of $23,995,483 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities and is considered restricted cash for purposes of the Statement of Cash Flows. The Long/Short Equity Portfolio and Total Market Plus Equity Portfolio also pledged securities in the amount of $5,404,469, and $11,050,971, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted using the effective interest method. Premiums on callable debt instruments are amortized to earliest call date.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Portfolios are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
96

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
On October 31, 2025, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short-Term)	Unlimited (Long-Term)
Global Secured Options Portfolio*	$4,843,851	$1,426,967
During the fiscal year ended October 31, 2025, the following Portfolios utilized capital loss carryforwards:
Global Secured Options Portfolio	$61,765
* Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
As of October 31, 2025, the tax year end of the Fund, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:
Portfolio	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings/ (Accumulated Losses)
Disciplined U.S. Equity Portfolio	$127,939	$60,168,002	$130,107,919	$—	$—	$190,403,860
Disciplined U.S. Growth Equity Portfolio	—	164,206,539	520,269,094	—	—	684,475,633
Disciplined U.S. Value Equity Portfolio	2,310	142,013	378,141	—	—	522,464
Disciplined U.S. Small Cap Equity Portfolio	—	65,220	473,371	—	—	538,591
Disciplined International Equity Portfolio	26,460	2,292,414	9,271,678	—	—	11,590,552
Environmental Accountability Portfolio	7,515	1,450,808	5,005,870	4	—	6,464,197
SMID Core Equity Portfolio	513,973	2,234,118	(48,288)	—	—	2,699,803
Long/Short Equity Portfolio	76,641	5,017,858	18,475,749	—	—	23,570,248
Total Market Plus Equity Portfolio	—	4,969,434	13,438,406	—	—	18,407,840
Strategic Equity Portfolio	21,404	26,593,979	94,925,129	—	—	121,540,512
Small Cap Equity Portfolio	459,101	72,270,688	168,787,261	—	—	241,517,050
Equity Income Portfolio	22,124	1,700,058	5,107,493	—	—	6,829,675
Secured Options Portfolio	15,961,340	12,055,991	27,477,549	—	—	55,494,880
Global Secured Options Portfolio	265,208	515,958	1,497,015	(25,270)	(6,270,818)(a)	(4,017,907)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(a) Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
97

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
The tax character of distributions paid during the fiscal year ended October 31, 2025, was as follows:
Portfolio	Ordinary Income	Long-Term Gains	Total Distributions
Disciplined U.S. Equity Portfolio	$4,033,478	$129,915,077	$133,948,555
Disciplined U.S. Growth Equity Portfolio	17,704,746	418,749,783	436,454,529
Disciplined U.S. Value Equity Portfolio	33,110	219,476	252,586
Disciplined U.S. Small Cap Equity Portfolio	16,408	206,300	222,708
Disciplined International Equity Portfolio	575,409	1,471,390	2,046,799
Environmental Accountability Portfolio	148,499	2,681,615	2,830,114
SMID Core Equity Portfolio	132,430	2,681,513	2,813,943
Long/Short Equity Portfolio	629,045	3,939,996	4,569,041
Total Market Plus Equity Portfolio	3,993	4,592,684	4,596,677
Strategic Equity Portfolio	748,948	17,758,864	18,507,812
Small Cap Equity Portfolio	7,450,767	45,678,093	53,128,860
Equity Income Portfolio	260,918	1,259,269	1,520,187
Secured Options Portfolio	30,972,280	37,828,533	68,800,813
Global Secured Options Portfolio	1,345,808	2,374,289	3,720,097

The tax character of distributions paid during the fiscal year ended October 31, 2024, was as follows:
Portfolio	Ordinary Income	Long-Term Gains	Total Distributions
Disciplined U.S. Equity Portfolio	$7,313,178	$55,072,851	$62,386,029
Disciplined U.S. Growth Equity Portfolio	541,790	99,590,892	100,132,682
Disciplined U.S. Value Equity Portfolio	36,284	10,864	47,148
Disciplined U.S. Small Cap Equity Portfolio	11,116	—	11,116
Disciplined International Equity Portfolio	846,783	—	846,783
Environmental Accountability Portfolio	222,629	1,832,904	2,055,533
SMID Core Equity Portfolio	206,672	903,620	1,110,292
Long/Short Equity Portfolio	1,257,965	3,870,988	5,128,953
Total Market Plus Equity Portfolio	73,376	1,980,533	2,053,909
Strategic Equity Portfolio	998,872	28,822,434	29,821,306
Small Cap Equity Portfolio	5,311,547	78,475,377	83,786,924
Equity Income Portfolio	333,140	1,044,552	1,377,692
Secured Options Portfolio	2,591,317	—	2,591,317
Global Secured Options Portfolio	346,513	232,951	579,464

For the fiscal year ended October 31, 2025, permanent differences between financial and tax reporting related primarily to the utilization of earnings and profits distributed to shareholders on redemption of shares was identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Disciplined U.S. Equity Portfolio	$(14,417,911)	$14,417,911
Disciplined U.S. Growth Equity Portfolio	(24,604,389)	24,604,389
Disciplined International Equity Portfolio	17	(17)
Environmental Accountability Portfolio	(164,232)	164,232
SMID Core Equity Portfolio	(3,475,555)	3,475,555
Total Market Plus Equity Portfolio	(539,812)	539,812
Strategic Equity Portfolio	(4,416,618)	4,416,618
Small Cap Equity Portfolio	(11,899,944)	11,899,944
Equity Income Portfolio	(146,581)	146,581
Secured Options Portfolio	(11,658,602)	11,658,602
Global Secured Options Portfolio	(173,844)	173,844
98

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
As of October 31, 2025, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Disciplined U.S. Equity Portfolio	$314,742,403	$131,571,570	$(1,463,651)	$130,107,919
Disciplined U.S. Growth Equity Portfolio	759,474,366	533,314,778	(13,045,684)	520,269,094
Disciplined U.S. Value Equity Portfolio	1,868,384	429,895	(51,754)	378,141
Disciplined U.S. Small Cap Equity Portfolio	1,927,157	526,712	(53,341)	473,371
Disciplined International Equity Portfolio	37,803,959	9,698,462	(422,903)	9,275,559
Environmental Accountability Portfolio	16,398,768	5,232,859	(226,989)	5,005,870
SMID Core Equity Portfolio	6,021,585	192,971	(241,259)	(48,288)
Long/Short Equity Portfolio	(3,551,367)	19,022,912	(547,163)	18,475,749
Total Market Plus Equity Portfolio	17,983,521	13,961,889	(523,483)	13,438,406
Strategic Equity Portfolio	53,547,181	95,526,651	(601,522)	94,925,129
Small Cap Equity Portfolio	951,702,789	297,864,262	(129,077,001)	168,787,261
Equity Income Portfolio	9,319,165	5,347,780	(240,287)	5,107,493
Secured Options Portfolio	406,075,190	76,005,133	(48,527,584)	27,477,549
Global Secured Options Portfolio	15,736,557	2,368,464	(871,449)	1,497,015
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
Segment Reporting:  The Portfolios adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Portfolios’ adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or results of operations.
The Principal Financial Officer of the Fund acts as the Portfolios’ Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to the Portfolios. The CODM has concluded that the Portfolios operate as a single operating segment since the Portfolios have a single investment strategy as disclosed in their prospectuses, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Portfolios’ financial statements.
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2025 and during the period then ended, the Secured Options Portfolio and Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$554,510,845	$554,510,845
Total Value	$554,510,845	$554,510,845
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(262,790,580)	$(262,790,580)
Total Value	$(262,790,580)	$(262,790,580)
99

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(15,639,422)	$(15,639,422)
Options Written[4]	56,061,307	56,061,307
Total Realized Gain (Loss)	$40,421,885	$40,421,885
Change in Unrealized Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$10,891,502	$10,891,502
Options Written[6]	(11,783,647)	(11,783,647)
Total Change in Unrealized Appreciation (Depreciation)	$(892,145)	$(892,145)
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	7,580	7,580
Options Written[7]	(8,208)	(8,208)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$9,427,250	$9,427,250
Total Value	$9,427,250	$9,427,250
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(4,593,125)	$(4,593,125)
Total Value	$(4,593,125)	$(4,593,125)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(312,996)	$(312,996)
Options Written[4]	1,392,878	1,392,878
Total Realized Gain (Loss)	$1,079,882	$1,079,882
Change in Unrealized Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$578,610	$578,610
Options Written[6]	(452,234)	(452,234)
Total Change in Unrealized Appreciation (Depreciation)	$126,376	$126,376
100

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	132	132
Options Written[7]	(535)	(535)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on purchased options.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on written options.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) on purchased options.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) on written options.
[7]	Amount(s) disclosed represent average contracts outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the year ended October 31, 2025.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolios pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Disciplined U.S. Equity Portfolio	0.55%
Disciplined U.S. Growth Equity Portfolio	0.55%
Disciplined U.S. Value Equity Portfolio	0.55%(1)
Disciplined U.S. Small Cap Equity Portfolio	0.55%(2)
Disciplined International Equity Portfolio	0.55%(2), (4)
Environmental Accountability Portfolio	0.55%(1)
SMID Core Equity Portfolio	0.55%(2)
Long/Short Equity Portfolio	1.20%(3)
Total Market Plus Equity Portfolio	1.20%(3)
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Equity Income Portfolio	0.55%(1)
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%(2), (4)
(1) The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Disciplined U.S. Value Equity Portfolio, Environmental Accountability Portfolio and Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
(2) The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Disciplined U.S. Small Cap Equity Portfolio’s, Disciplined International Equity Portfolio’s, SMID Core Equity Portfolio’s and the Global Secured Options Portfolio’s total annual operating expenses exceed 0.85% of the average daily net assets of each Portfolio’s Advisor Class shares and 0.65% of the average daily net assets of each Portfolio’s Institutional Class shares (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least May 5, 2026 (until September 2, 2026 with respect to SMID Core Equity Portfolio) which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
(3) The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Long/Short Equity and Total Market Plus Equity Portfolios is 0.85%
101

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Total Market Plus Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
(4) On May 5, 2025, the Advisor contractually agreed to lower the management fee on net assets from 0.75% to 0.55% for Disciplined International Equity Portfolio. As of that date, the Advisor also contractually agreed to lower the expense limitations for Disciplined International Equity Portfolio’s Advisor Shares  and Global Secured Options Portfolio’s Advisor Shares from 1.00% to 0.85%.
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Disciplined U.S. Equity Portfolio (Advisor Class)	0.20%
Disciplined U.S. Growth Equity Portfolio (Advisor Class)	0.20%
Disciplined U.S. Value Equity Portfolio	0.20%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Class)	0.20%
Disciplined International Equity Portfolio (Advisor Class)	0.20%(1)
Environmental Accountability Portfolio	0.20%
SMID Core Equity Portfolio (Advisor Class)	0.20%
Long/Short Equity Portfolio (Advisor Class)	0.20%
Total Market Plus Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio (Advisor Class)	0.20%
(1) On May 5, 2025, the Advisor contractually agreed to lower the shareholder servicing fee from 0.25% to 0.20% for the Disciplined International Equity Portfolio Advisor Class shares.
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
ACA Group/Foreside Fund Officer Services, LLC ("ACA Group") is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
The Fund pays each Board member an annual fee of $104,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his services as Chairman of the Board. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the fiscal year ended October 31, 2025 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
102

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
4.  Purchases and Sales of Securities
For the fiscal year ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Disciplined U.S. Equity Portfolio	$229,794,484	$524,663,394
Disciplined U.S. Growth Equity Portfolio	538,576,330	1,016,108,496
Disciplined U.S. Value Equity Portfolio	1,881,146	1,831,295
Disciplined U.S. Small Cap Equity Portfolio	1,977,678	2,002,111
Disciplined International Equity Portfolio	36,722,617	25,560,605
Environmental Accountability Portfolio	13,833,720	18,059,310
SMID Core Equity Portfolio	22,877,642	41,053,575
Long/Short Equity Portfolio	78,642,880	83,972,753
Total Market Plus Equity Portfolio	34,970,832	44,304,513
Strategic Equity Portfolio	15,384,369	65,351,054
Small Cap Equity Portfolio	308,249,820	469,472,927
Equity Income Portfolio	2,376,549	7,149,060
Secured Options Portfolio	—	—
Global Secured Options Portfolio	8,714,250	3,459,469
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Disciplined U.S. Equity Portfolio — Advisor
Sold	436,020	$9,071,556	1,178,287	$27,178,866
Issued as reinvestment of dividends	5,185,917	108,533,552	2,414,364	53,748,657
Redeemed	(13,052,365)	(275,875,934)	(11,552,110)	(273,111,652)
Net Decrease	(7,430,428)	$(158,270,826)	(7,959,459)	$(192,184,129)
Disciplined U.S. Equity Portfolio — Institutional
Sold	282,012	$6,098,695	688,781	$16,249,059
Issued as reinvestment of dividends	468,347	9,795,969	155,163	3,471,218
Redeemed	(1,085,479)	(22,843,330)	(784,965)	(18,358,898)
Net Increase (Decrease)	(335,120)	$(6,948,666)	58,979	$1,361,379
Disciplined U.S. Growth Equity Portfolio — Advisor
Sold	2,703,614	$79,085,852	1,395,380	$45,806,077
Issued as reinvestment of dividends	11,661,531	325,706,552	1,729,934	53,316,552
Redeemed	(14,842,606)	(424,237,819)	(8,094,328)	(268,273,196)
Net Decrease	(477,461)	$(19,445,415)	(4,969,014)	$(169,150,567)
Disciplined U.S. Growth Equity Portfolio — Institutional
Sold	1,127,093	$33,012,022	2,338,507	$77,614,550
Issued as reinvestment of dividends	2,574,103	72,074,889	1,382,795	42,603,922
Redeemed	(4,278,559)	(122,753,954)	(26,897,533)	(835,309,668)
Net Decrease	(577,363)	$(17,667,043)	(23,176,231)	$(715,091,196)
Disciplined U.S. Value Equity Portfolio
Sold	—	$—	742	$10,000
Issued as reinvestment of dividends	19,464	249,293	3,541	46,515
Net Increase	19,464	$249,293	4,283	$56,515
103

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Disciplined U.S. Small Cap Equity Portfolio — Advisor[1]
Sold	208	$3,000	17,415	$256,527
Issued as reinvestment of dividends	12,888	190,923	715	10,263
Redeemed	(140,124)	(1,825,046)	(1)	(23)
Net Increase (Decrease)	(127,028)	$(1,631,123)	18,129	$266,767
Disciplined U.S. Small Cap Equity Portfolio — Institutional[1]
Sold	137,764	$1,793,358	—	$—
Issued as reinvestment of dividends	556	8,012	—	—
Net Increase	138,320	$1,801,370	—	$—
Disciplined International Equity Portfolio — Advisor[1]
Sold	898,514	$15,633,447	14,918	$246,423
Issued as reinvestment of dividends	97,932	1,547,566	17,553	283,691
Redeemed	(1,952,199)	(34,018,428)	(133,095)	(2,223,505)
Net Decrease	(955,753)	$(16,837,415)	(100,624)	$(1,693,391)
Disciplined International Equity Portfolio — Institutional[1]
Sold	2,140,522	$37,955,639	—	$—
Issued as reinvestment of dividends	2,773	51,646	—	—
Redeemed	(441,552)	(8,163,613)	—	—
Net Increase	1,701,743	$29,843,672	—	$—
Environmental Accountability Portfolio
Sold	14,638	$240,187	41,723	$685,250
Issued as reinvestment of dividends	168,697	2,747,077	122,078	1,945,665
Redeemed	(286,420)	(4,595,583)	(234,658)	(3,924,414)
Net Decrease	(103,085)	$(1,608,319)	(70,857)	$(1,293,499)
SMID Core Equity Portfolio — Advisor
Sold	90,002	$1,488,507	159,329	$2,607,525
Issued as reinvestment of dividends	174,009	2,760,952	69,355	1,045,633
Redeemed	(1,228,127)	(19,734,507)	(310,648)	(4,923,903)
Net Decrease	(964,116)	$(15,485,048)	(81,964)	$(1,270,745)
Long/Short Equity Portfolio — Advisor
Sold	122,335	$1,692,824	60,792	$841,226
Issued as reinvestment of dividends	216,446	2,916,392	250,672	3,280,762
Redeemed	(385,708)	(5,353,478)	(557,954)	(7,727,065)
Net Decrease	(46,927)	$(744,262)	(246,490)	$(3,605,077)
Long/Short Equity Portfolio — Institutional
Sold	29,146	$410,152	43,576	$605,445
Issued as reinvestment of dividends	65,741	895,141	67,823	905,209
Redeemed	(596,153)	(8,605,773)	(65,459)	(908,996)
Net Increase (Decrease)	(501,266)	$(7,300,480)	45,940	$601,658
Total Market Plus Equity Portfolio
Sold	56,314	$1,075,727	123,349	$2,322,651
Issued as reinvestment of dividends	239,978	4,536,217	113,366	2,021,486
Redeemed	(553,533)	(10,485,420)	(560,610)	(10,499,876)
Net Decrease	(257,241)	$(4,873,476)	(323,895)	$(6,155,739)
Strategic Equity Portfolio
Sold	41,662	$1,170,609	136,019	$3,826,902
Issued as reinvestment of dividends	590,251	16,550,271	1,042,583	27,433,810
Redeemed	(1,790,842)	(49,745,386)	(1,098,391)	(31,636,355)
Net Increase (Decrease)	(1,158,929)	$(32,024,506)	80,211	$(375,643)
104

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Notes to Financial Statements — (Continued)
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio — Advisor
Sold	1,279,233	$40,862,927	1,491,214	$47,877,967
Issued as reinvestment of dividends	501,054	17,165,109	1,060,717	32,928,980
Redeemed	(3,451,975)	(106,566,122)	(3,210,013)	(102,508,167)
Net Decrease	(1,671,688)	$(48,538,086)	(658,082)	$(21,701,220)
Small Cap Equity Portfolio — Institutional
Sold	5,131,631	$173,393,868	10,490,822	$357,600,899
Issued as reinvestment of dividends	332,226	12,218,138	591,136	19,788,676
Redeemed	(7,548,101)	(251,076,064)	(6,526,358)	(224,234,485)
Net Increase (Decrease)	(2,084,244)	$(65,464,058)	4,555,600	$153,155,090
Equity Income Portfolio
Sold	4,955	$79,422	23,645	$364,316
Issued as reinvestment of dividends	77,243	1,151,953	75,161	1,086,668
Redeemed	(314,438)	(4,766,211)	(272,951)	(4,119,507)
Net Decrease	(232,240)	$(3,534,836)	(174,145)	$(2,668,523)
Secured Options Portfolio — Advisor
Sold	150,222	$2,068,223	303,142	$4,317,340
Issued as reinvestment of dividends	328,336	4,511,000	6,823	96,569
Redeemed	(912,936)	(12,629,416)	(1,789,583)	(25,142,491)
Net Decrease	(434,378)	$(6,050,193)	(1,479,618)	$(20,728,582)
Secured Options Portfolio — Institutional
Sold	9,720,142	$136,716,253	7,423,945	$106,118,540
Issued as reinvestment of dividends	4,325,102	60,545,769	154,105	2,238,904
Redeemed	(24,699,744)	(347,719,374)	(4,876,791)	(70,026,804)
Net Increase (Decrease)	(10,654,500)	$(150,457,352)	2,701,259	$38,330,640
Global Secured Options Portfolio — Advisor[1]
Sold	1,382,425	$7,237,867	450,761	$2,357,722
Issued as reinvestment of dividends	82,195	392,956	10,228	52,193
Redeemed	(2,210,586)	(10,827,394)	(1,639,823)	(8,826,690)
Net Decrease	(745,966)	$(3,196,571)	(1,178,834)	$(6,416,775)
Global Secured Options Portfolio — Institutional[1]
Sold	356,698	$1,741,043	—	$—
Issued as reinvestment of dividends	580	2,950	—	—
Net Increase	357,278	$1,743,993	—	$—

[1]	In connection with the commencement of the Institutional share classes in Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio and Global Secured Options Portfolio during the reporting period, certain shareholders exchanged their shares in the respective Advisor class for shares of the Institutional class in the same Portfolio. On May 12, 2025, 137,764 Advisor shares of Disciplined U.S. Small Cap Equity Portfolio, 1,775,238 Advisor shares of Disciplined International Equity Portfolio and 347,048 Advisor shares of Global Secured Options Portfolio were exchanged for Institutional shares in the same Portfolio. The corresponding values for these exchanges were $1,793,358, $31,103,242 and $1,690,958, respectively. These exchange transactions are included in the shares sold (Institutional class) and shares redeemed (Advisor class) in the table above and on the Statement of Changes in Net Assets.
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Notes to Financial Statements — (Continued)
The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of October 31, 2025. The total percentage of the shares of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Disciplined U.S. Equity Portfolio	2	46%
Disciplined U.S. Growth Equity Portfolio	2	68%
Disciplined U.S. Value Equity Portfolio	1	97%
Disciplined U.S. Small Cap Equity Portfolio	2	99%
Disciplined International Equity Portfolio	1	24%
Environmental Accountability Portfolio	5	40%
SMID Core Equity Portfolio	4	90%
Total Market Plus Equity Portfolio	2	67%
Small Cap Equity Portfolio	3	72%
Equity Income Portfolio	2	21%
Secured Options Portfolio	2	85%
Global Secured Options Portfolio	2	94%
The amounts represent omnibus shareholder accounts comprised of many individual shareholders, except for the following Portfolios that have shareholders which, to the Fund’s knowledge, own 25% or more of the shares outstanding of a Portfolio as of October 31, 2025. The Glenmede Corporation owns 97%, 89% and 37% of Disciplined U.S. Value Equity, Disciplined U.S. Small Cap Equity Portfolio and SMID Core Equity Portfolio, respectively, and has voting and/or investment authority over a significant portion of the Portfolio’s outstanding shares.
6.  Portfolio Investment Risks
In addition to the risks associated with the Portfolios’ accounting polices, each Portfolio may be subject to additional risks related to its investments.
Market Risk (all Portfolios): Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, each Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. A Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Banking Impairment or Failure (all Portfolios):  The impairment or failure of one or more banks with which a Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where a Portfolio holds depository accounts, access to such accounts could be restricted and FDIC protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
International Conflicts (all Portfolios):  International war or conflicts (including ongoing wars in Ukraine and the Middle East) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Portfolios invest in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolios’ investments may be negatively impacted.  Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Portfolios could be significantly impacted.
Frequent Trading (all Portfolios other than the Strategic Equity Portfolio, Equity Income Portfolio and Small Cap Equity Portfolio): A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect a Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Value Style: The Disciplined U.S. Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, SMID Core Equity Portfolio, Long/Short Equity Portfolio and Total Market Plus Equity Portfolio each invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced.  Although each Portfolio invests in stocks the Advisor believes to be undervalued, there
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Notes to Financial Statements — (Continued)
is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, a Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Growth Style:  The Disciplined U.S. Growth Equity Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Disciplined International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies, differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, adverse economic developments, and potential restrictions on the flow of international capital. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
The Disciplined International Equity Portfolio and Global Secured Options Portfolio had $308,609 and $32,184, respectively, in reclaims receivable related to American Depository Receipts ("ADRs") in Germany which were reflected as assets in previously issued financial statements. Management has evaluated the viability of these claims, including recent U.S. foreign relations and determinations made by the German tax authorities, and concluded that future collection of these receivables are unfavorable. As such, management elected to write-off these German ADR reclaims in the Portfolios during the fiscal year ended October 31, 2025.
Emerging Markets:  The Global Secured Options Portfolio may invest to gain exposure to securities of companies located in emerging markets. The risks associated with foreign investments are heightened when investing in emerging markets. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in markets, and the significantly smaller market capitalizations of emerging market issuers. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Small Cap Stocks:  The Disciplined U.S. Small Cap Equity Portfolio, SMID Core Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio and Small Cap Equity Portfolio may each invest in securities of small cap issuers. The stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Mid Cap Risk:  The SMID Core Equity Portfolio, is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.
Tax Managed Risk (all Portfolios other than the Equity Income Portfolio, Small Cap Equity Portfolio, SMID Core Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio): The Portfolios may use various investment methods to reduce the impact of Federal and state income taxes on shareholders’ returns.  As a result, a Portfolio may defer the opportunity to realize gains.
Preferred Stock:  The Strategic Equity Portfolio and Equity Income Portfolio may each invest in preferred stock.  Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.
Dividend Paying Stock:  Income provided by the Equity Income Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.
Strategy Risk:  Before the Strategy Reposition, the application of environmental standards will affect the Environmental Accountability Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the
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Notes to Financial Statements — (Continued)
relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor. The Portfolio’s minimum environmental performance standards and the use of negative screening in determining the subset of companies that are eligible as holdings will exclude certain companies that do not meet a minimum environmental score from a third-party environmental data provider, and these companies may, either individually or in the aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing minimum environmental performance standards will also subject the Portfolio to third party data provider risk.
Third Party Data Providers:  In assessing the eligibility of a company based on environmental research for the Environmental Accountability Portfolio, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.
7.  Lending of Portfolio Securities
As of October 31, 2025, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Disciplined U.S. Small Cap Equity Portfolio	$211,109	$130,269	$85,632	8.69
Disciplined International Equity Portfolio	1,943,718	2,033,970	—	4.06
SMID Core Equity Portfolio	213,357	—	223,152	3.52
Long/Short Equity Portfolio	4,370	4,388	—	0.01
Total Market Plus Equity Portfolio	66,640	68,000	—	0.17
Small Cap Equity Portfolio	58,300,092	58,867,443	9,978	5.20
All securities on loan as of October 31, 2025 from the Disciplined International Equity Portfolio, Long/Short Equity Portfolio and Total Market Plus Equity Portfolio were collateralized by cash; from the SMID Core Equity Portfolio were collateralized by U.S. Treasuries; from the Disciplined U.S. Small Cap Equity Portfolio and Small Cap Equity Portfolio were collateralized by cash and U.S. Treasuries; all of which have a contractual maturity that is considered overnight and continuous.
8.  Line of Credit
The Fund, acting on behalf of their respective Portfolios, has entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on October 30, 2025 and will expire on October 29, 2026, if not renewed. Borrowings under the lines of credit bear interest at rates determined at the time of such borrowings, if any, and are accrued daily and based upon an annualized spread ratio comprised of the higher of the overnight federal funds effective rate or overnight bank funding rate plus 1.35%. Interest charged under this facility during the fiscal year ended October 31, 2025 is identified as "Interest expense" on the accompanying Statements of Operations.
The average loans for the days outstanding and average interest rate for the Portfolios during the fiscal year ended October 31, 2025, were as follows:
	Amount Outstanding at October 31, 2025	Average Borrowings*	Days Outstanding*	Average Rate	Maximum Borrowings*
Disciplined U.S. Equity Portfolio	$—	$6,000,000	1	5.94%	$6,000,000
Disciplined U.S. Growth Equity Portfolio	—	7,166,667	6	5.91	32,000,000
Disciplined International Equity Portfolio	—	1,000,000	3	5.68	1,000,000
SMID Core Equity Portfolio	—	2,000,000	1	5.69	2,000,000
Long/Short Equity Portfolio	—	3,000,000	2	5.48	3,000,000
Strategic Equity Portfolio	—	1,000,000	2	5.81	1,000,000
Small Cap Equity Portfolio	—	1,166,667	3	5.60	2,500,000
Secured Options Portfolio	—	15,062,500	8	5.76	35,000,000
Global Secured Options Portfolio	—	3,875,000	4	5.77	5,000,000
* For the year ended October 31, 2025, based on the number of days borrowings were outstanding. Days Outstanding represents the total number of days during the period where there was an end of day open loan balance for a Portfolio.
108

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Notes to Financial Statements — (Concluded)
9.  Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024 for public entities. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolios’ financial statements.
10.  Subsequent Events
Management has evaluated events and transactions subsequent to October 31, 2025 through the date the financial statements were available to be issued, and has determined that the following event required recognition or disclosure in the Fund’s financial statements.
On November 4, 2025, the Environmental Accountability Portfolio completed its Strategy Reposition into the Energy Resilience Portfolio.
109

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
The Glenmede Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Glenmede Fund, Inc. comprising Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Environmental Accountability Portfolio, SMID Core Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio and Global Secured Options Portfolio (the “Funds”) as of October 31, 2025, the related statements of operations and cash flows (for Long/Short Equity Portfolio and Total Market Plus Equity Portfolio only) for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations and cash flows (as applicable) for the year then ended, and the changes in net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended October 31, 2023, and prior, were audited by other auditors whose report dated December 19, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2024.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 19, 2025
110

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the fiscal year ended October 31, 2025
Of the ordinary distributions made during the fiscal year ended October 31, 2025, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.
Secured Options Portfolio	98.99%
Global Secured Options Portfolio	95.03%
Of the ordinary distributions made during the fiscal year ended October 31, 2025, the following percentages qualify for the dividends received deduction available to corporate shareholders:
Disciplined U.S. Equity Portfolio	100.00%
Disciplined U.S. Growth Equity Portfolio	62.71%
Disciplined U.S. Value Equity Portfolio	100.00%
Disciplined U.S. Small Cap Equity Portfolio	100.00%
Environmental Accountability Portfolio	100.00%
SMID Core Equity Portfolio	41.14%
Long/Short Equity Portfolio	72.17%
Total Market Plus Equity Portfolio	100.00%
Strategic Equity Portfolio	100.00%
Small Cap Equity Portfolio	100.00%
Equity Income Portfolio	100.00%
The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for the SEC (book) purposes and Internal Revenue Service (tax) purposes.
Foreign Taxes Paid or Withheld
Portfolio	Total
Disciplined International Equity Portfolio	$426,615
The foreign taxes paid or withheld per share represent taxes incurred by the Fund on dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.
The Fund paid long-term capital gain distributions of:
Disciplined U.S. Equity Portfolio	$144,368,763
Disciplined U.S. Growth Equity Portfolio	$445,597,804
Disciplined U.S. Value Equity Portfolio	$219,476
Disciplined U.S. Small Cap Equity Portfolio	$206,300
Disciplined International Equity Portfolio	$1,471,390
Environmental Accountability Portfolio	$2,845,938
SMID Core Equity Portfolio	$6,087,650
Long/Short Equity Portfolio	$3,939,996
Total Market Plus Equity Portfolio	$5,134,475
Strategic Equity Portfolio	$22,175,719
Small Cap Equity Portfolio	$57,578,038
Equity Income Portfolio	$1,405,932
Secured Options Portfolio	$49,490,387
Global Secured Options Portfolio	$2,548,133
The above figures may differ from those cited elsewhere in this report due to differences between reporting requirements for SEC (book) purposes and Internal Revenue Service (tax) purposes.
Qualified dividend income (“QDI”) received through October 31, 2025, that qualified for a reduced tax rate pursuant to the Code Section 1 (h)(11) are as follows:
Disciplined U.S. Equity Portfolio	$4,033,478
Disciplined U.S. Growth Equity Portfolio	$8,117,172
Disciplined U.S. Value Equity Portfolio	$33,110
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THE GLENMEDE FUND, INC.

Tax Information (Unaudited) — (Concluded)
For the fiscal year ended October 31, 2025
Disciplined U.S. Small Cap Equity Portfolio	$18,589
Disciplined International Equity Portfolio	$1,002,025
Environmental Accountability Portfolio	$148,499
SMID Core Equity Portfolio	$132,430
Long/Short Equity Portfolio	$568,662
Total Market Plus Equity Portfolio	$98,831
Strategic Equity Portfolio	$566,329
Small Cap Equity Portfolio	$15,059,314
Equity Income Portfolio	$260,918
Qualified interest income (“QII”) received through October 31, 2025, that qualified for a reduced tax rate pursuant to the Code Section 871 (k) are as follows:
Secured Options Portfolio	69.24%
Global Secured Options Portfolio	19.04%
112

The Glenmede Fund, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable. There were no changes in or disagreements with accountants during the period.
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The Glenmede Fund, Inc.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable. There were no shareholder proxy votes during the period.
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The Glenmede Fund, Inc.

Item 10. Remuneration Paid to Directors, Officers, and Others Of Open-End Management Investment Companies
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.
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The Glenmede Fund, Inc.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Boards of Directors’/Trustees’ Consideration of Investment Advisory Agreements
At a meeting held on September 4, 2025, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Fund”) renewed the Investment Advisory Agreements for each Portfolio of the Fund.
In determining whether to renew the Investment Advisory Agreements  (collectively, the “Agreements”), the Board, including all of the Directors who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Board’s fiduciary duties, responsibilities and the factors the Board should consider in its evaluation of the Agreements; (2) reports and charts prepared by Glenmede Investment Management LP (the “Advisor”) comparing the performance of each Portfolio it advises, as applicable, to the performance of its applicable benchmark index and relevant peer group; (3) a Broadridge Financial Solutions, Inc. (“Broadridge”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports and presentations by representatives of the Advisor that described: (i) the nature, extent and quality of the Advisor’s services provided to its Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) the Advisor’s organizational structures, financial information, insurance coverage and Forms ADV; (iv) its investment philosophies and processes; (v) its assets under management and client types; (vi) the Advisor’s soft dollar commission policy, including information on the types of research and services obtained in connection with soft dollar commissions and the Advisor’s trade allocation policies; (vii) the current advisory fee arrangements with those Portfolios that charge advisory fees; (viii) the contractual fee and expense waivers in effect for the Long/Short Equity Portfolio (formerly, Quantitative U.S. Long/Short Equity Portfolio), Disciplined International Equity Portfolio (formerly, Quantitative International Equity Portfolio), Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio), Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio), Equity Income Portfolio, Global Secured Options Portfolio, SMID Core Equity Portfolio (formerly, Women in Leadership U.S. Equity Portfolio), Environmental Accountability Portfolio (to be renamed Energy Resilience Portfolio) and Total Market Plus Equity Portfolio (formerly, Quantitative U.S. Total Market Equity Portfolio); (ix) the advisory fee arrangements with the Advisor’s other similarly managed clients, if any; (x) their compliance processes and conflicts of interest assessments; (xi) the Advisor’s profitability analyses related to providing services to the Portfolios; and (xii) the extent to which economies of scale are relevant to the Portfolios. The Directors considered the written materials, the Advisor’s presentations, the Fund’s Chief Compliance Officer’s quarterly reports, and deliberated on the Agreements in light of this information together with information provided to the Directors in advance of each regular quarterly meeting over the course of the year. In their deliberations, the Directors did not identify any single piece of information that was all-important or controlling.
The nature, extent and quality of the services provided to the Portfolios under the Agreements. The Directors considered the nature, extent and quality of the services provided by the Advisor to the Portfolios and the resources dedicated to the Funds by the Advisor. The Directors also considered the background and experience of the Advisor’s key senior management personnel and the qualifications, background and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management services for the Portfolios. The Directors also took into account the Advisor’s investment experience. The Directors also considered that the Board receives information from the Fund’s Chief Compliance Officer regarding the Advisor’s compliance policies and procedures. The Directors also took into account their knowledge of management and the quality of the performance of management’s duties through Board meetings, discussion and reports during the preceding year. After reviewing these and related factors, the Board, including all of the Independent Directors, reached the following conclusions, among others, regarding the Agreements: the Advisor has the capabilities, resources and personnel necessary to manage its Portfolios, and the Board is satisfied with the quality of services provided by the Advisor in advising its Portfolios.
The costs of the services provided and/or profits realized by the Advisor from its relationship with the Portfolios. The Directors considered the fees charged to each Portfolio that pays an advisory fee as well as the expense levels of each Portfolio. This information included comparisons of each Portfolio’s advisory fee and expenses to those of its peer groups and information about the advisory fees charged by the Advisor to other accounts with a similar strategy, if any. In evaluating the Portfolios’ advisory fees, the Directors considered the demands, complexity and quality of the investment management of the Portfolios. In considering the fees charged by the Advisor to any comparable accounts, the Directors also considered, among other things, management’s discussion of the different investment restrictions or policies that may be involved in managing accounts of different types and that mutual funds generally involve more compliance and regulatory filings and generally require additional services to manage shareholder purchases and redemptions than separate accounts.
The Directors also considered that the Advisor had renewed or extended the existing expense limitation agreements with the Long/Short Equity Portfolio (formerly, Quantitative U.S. Long/Short Equity Portfolio), Disciplined International Equity Portfolio (formerly, Quantitative International Equity Portfolio), Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio), Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio), Equity Income Portfolio, Global Secured Options Portfolio, SMID Core Equity Portfolio (formerly, Women in Leadership U.S. Equity Portfolio), Total Market Plus Equity Portfolio (formerly, Quantitative U.S. Total Market Equity Portfolio), and Environmental Accountability Portfolio (to be renamed Energy Resilience Portfolio), pursuant to which the Advisor agreed to waive all or a portion of its advisory fee and/or reimburse certain expenses as a means of limiting each such Portfolio’s total annual operating expenses for a period of time.
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The Glenmede Fund, Inc.

The Directors examined the profitability of the Advisor on a Portfolio-by-Portfolio basis and concluded that the profit to the Advisor for advisory services to the Portfolios seemed reasonable. The Board also noted that The Glenmede Trust Company N.A. receives fees for shareholder servicing fees for certain classes of the Portfolios. The Board concluded that the benefits derived by the Advisor from managing the Portfolios, including how the Advisor uses soft dollars and selects brokers, and the ways in which it conducts portfolio transactions, seemed reasonable.
After reviewing these and related factors, including taking into account management’s discussion regarding the Portfolios’ expenses, the Board concluded that the advisory fees were reasonable, and that the costs of these services generally and the related profitability of the Advisor from its relationships with the Portfolios were reasonable and supported the continuation of the Agreements. The Board considered the annual operating expenses paid by each Portfolio and the operating expenses being paid by other comparable mutual funds. The Board concluded that based on the Broadridge reports and those Portfolios that have contractual fee waiver and expense reimbursement agreements with the Advisor, the annual portfolio operating expenses were reasonable.
Investment performance of the Portfolios. The Directors received and reviewed with management information about the performance of the Portfolios over various time periods, including information that compared the performance of the Portfolios to the performance of peer groups and each Portfolio’s performance benchmark. The Board members also took into account the portfolio managers’ discussion of each Portfolio’s performance, including, where applicable, the reasons for a Portfolio’s over- or under-performance as compared to its benchmark index and/or peer group. The Board concluded that based on the information provided, the performance of the Portfolios is generally mixed as compared with their applicable benchmark indices and other mutual funds in their peer groups in light of all factors considered.
Economies of Scale. The Directors considered the existence of any economies of scale in the provision of services by the Advisor and whether those economies would be shared with the Portfolios through expense waivers or limitations. The Directors noted that since the fees payable to the Advisor do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. After reviewing these and related factors, the Board concluded that the advisory fees were reasonable and supported the continuation of the Agreements.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Directors concluded that renewal of the Agreements would be reasonable and fair to the respective Portfolios and their shareholders, and approved the Agreements for an additional one-year period.
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The Glenmede Fund, Inc.
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 4000
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202
Independent Auditors
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Funds’ investment policies and expenses as well as other pertinent information.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under paragraph (a) of this Item.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statement filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2 of this Form.

(a)(2) Not applicable.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the Registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant is attached.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By:	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge
President and Principal Executive Officer

Date:	December 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge
President and Principal Executive Officer

Date:	December 30, 2025

By:	/s/ Christopher E. McGuire
Christopher E. McGuire
Treasurer and Principal Financial Officer

Date:	December 30, 2025